[LOGO] FIRST AMERICAN FUNDS(TM)                              | 2002
                                                             | SEMIANNUAL
                                                             | REPORT
                                                             |
                                                             |





                                   BOND FUNDS








"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."


   _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME. THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE-MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS. WE HAVE A WIDE ARRAY OF OPTIONS--MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.



                OUR FUND FAMILY

                *  HIGHER RISK AND RETURN POTENTIAL
                |
                |  SECTOR FUNDS
                |  INTERNATIONAL FUNDS
                |  SMALL CAP FUNDS
                |  MID CAP FUNDS
                |  LARGE CAP FUNDS
                |  INDEX FUNDS
                |  GROWTH & INCOME FUNDS
                |  ASSET ALLOCATION FUNDS

               >|  Income Funds
                |       o  Bond IMMDEX(TM)Fund
                |       o  Corporate Bond Fund
                |       o  Fixed Income Fund
                |       o  High Yield Bond Fund
                |       o  Intermediate Term Bond Fund
                |       o  Short Term Bond Fund
                |       o  Strategic Income Fund
                |       o  U.S. Government Securities Fund
                |
                |  TAX FREE INCOME FUNDS
                |  MONEY MARKET FUNDS
                |
                *  LOWER RISK AND RETURN POTENTIAL



        TABLE OF CONTENTS


        Message to Shareholders                      1
        Schedule of Investments                      2
        Statements of Assets and Liabilities        28
        Statements of Operations                    30
        Statements of Changes in Net Assets         32
        Financial Highlights                        34
        Notes to Financial Statements               42



Our merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.






MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE

--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS April 15, 2002


DEAR SHAREHOLDERS:

On behalf of the board of directors and the entire staff of U.S. Bancorp Asset Management, Inc., thank you for your continued trust as we manage your investments. This company has grown to be a leading investment manager, as evidenced by the increasing prominence of the First American Funds family. To best serve our shareholders, we have strengthened our portfolio management team by aligning the resources they need to deliver careful investment selection and help attain our goal of superior long-term performance. We have also strengthened our ties with our partners, the financial professionals who serve your investment needs. Your continued support is our most valuable asset, and we take very seriously our commitment to providing you with a rewarding investment experience.

RECOVERY AND RENEWAL

The past six months marked a period of recovery and renewal for Americans. At the beginning of October, most of us were still reeling from the tragic events of September 11. The nation was in a state of high alert, and preparations were underway for a response in Afghanistan. The U.S. economy was in the midst of what would turn out to be a mild recession. If there were ever a time for financial markets to struggle due to the uncertainty of what lies ahead, this certainly was the time.

But any sense of pessimism and fear quickly evolved into one of firm resolve. Americans appeared determined to do whatever was necessary to get back on track. On the back of strong fiscal and monetary policy, we saw the U.S. economy begin to quickly recover. This helped propel the equity markets to a solid rebound during the last three months of 2001. This situation changed a bit as we moved into 2002, with stocks struggling in the early weeks of the new year. In particular, there were growing concerns related to the Enron scandal. The fallout from this troubled company was felt by other firms, and the net result was a short-term negative impact on the stock market. Toward the end of February and into March, the situation stabilized a bit, and stocks managed to recover some lost ground. Still, the markets remained quite volatile, and growing tensions in the Middle East certainly contributed to this.

The bond market also underwent a transformation during the six-month period. In the initial weeks after September 11, interest rates continued to decline, boosting bond values. The situation changed in November, and rates on longer-term bonds began to rise, even though the Federal Reserve continued to cut short-term interest rates in an effort to bolster the economy. Fixed-income markets stabilized again in January and February, but in March, as more positive economic news was delivered, rates climbed higher once again. As the period came to an end, it appeared that the U.S. economy was getting back on track, although the recovery was not dramatic (consistent with a rather mild recession). Positive economic news, combined with a continued environment of modest inflation, was seen as welcome news to most investors.

MONITORING YOUR PORTFOLIO

You can find more details about the specific performance of your individual fund holdings within the pages of this report, related to the first six months of the fiscal year (October 1, 2001, through March 31, 2002). Please take a few moments to review this information at your convenience.

Most importantly, be sure your portfolio continues to meet your investment objectives. In today's volatile and often uncertain market environment, it is easy to lose track of your long-term goals in the fog of short-term market swings. More than ever, a well-diversified portfolio suited to your investment objectives and risk tolerance is critical to your long-term success. I encourage you to talk to your financial professional if you feel it is an appropriate time to review your existing holdings and the progress you are making toward reaching your goals.

Thank you again for placing your trust in the First American family of funds. We look forward to helping you make your investment goals a reality.

Sincerely,


/s/ Virginia L. Stringer                   /s/ Tom S. Schreier

VIRGINIA L. STRINGER                       TOM S. SCHREIER
CHAIRPERSON OF THE BOARD                   PRESIDENT
FIRST AMERICAN INVESTMENT FUNDS, INC.      FIRST AMERICAN INVESTMENT FUNDS, INC.


/s/ Mark Jordahl

MARK JORDAHL
CHIEF INVESTMENT OFFICER
U.S. BANCORP ASSET MANAGEMENT, INC.

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      1)

SCHEDULE OF Investments March 31, 2002 (unaudited)

BOND IMMDEX(TM) FUND

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
CORPORATE BONDS - 45.9%
CONSUMER GOODS - 1.1%
Cendant
   7.750%, 12/01/03                                 $ 4,500          $ 4,619
Pepsico
   4.500%, 09/15/04                                   1,500            1,515
Tenneco
   7.950%, 12/15/25                                   2,150            2,206
                                                                     -------
                                                                       8,340
                                                                     -------
ENERGY - 1.2%
Burlington Resources
   7.400%, 12/01/31                                   1,500            1,479
Dynegy
   7.450%, 07/15/06                                   2,600            2,561
Sunoco, Callable 06/01/06 @ 100
   9.375%, 06/01/16                                   2,802            2,983
Williams
   7.625%, 07/15/19                                   2,675            2,427
                                                                     -------
                                                                       9,450
                                                                     -------
FINANCE - 21.0%
Aetna Services
   6.750%, 09/15/13                                   1,800            1,834
Associated P&C Holdings
   6.750%, 07/15/03                                   4,895            5,026
Banco Santander
   6.500%, 11/01/05                                   4,925            4,983
Bank of America
   10.000%, 02/01/03                                  3,539            3,739
Bank of Boston
   6.375%, 04/15/08                                   2,500            2,467
Centel Capital
   9.000%, 10/15/19                                   1,750            1,717
Dresdner Bank
   7.250%, 09/15/15                                   3,500            3,604
First National Bank of Chicago
   8.080%, 01/05/18                                   1,500            1,548
First National Bank of Omaha
   7.320%, 12/01/10                                   3,100            3,008
First Union
   8.125%, 06/24/02                                   3,000            3,038
Ford Motor Credit
   7.250%, 10/25/11                                   5,000            4,815
General Electric Capital
   6.875%, 11/15/10                                   5,000            5,166
General Motors Acceptance
   8.750%, 07/15/05                                   3,000            3,208
Goldman Sachs
   6.250%, 02/01/03                                  10,000           10,263
   6.600%, 01/15/12                                   5,000            4,934
Heller Financial
   8.000%, 06/15/05                                   1,285            1,381
Household Finance
   8.000%, 07/15/10                                   3,000            3,139
Household Netherlands BV
   6.200%, 12/01/03                                  10,000           10,199
Lehman Brothers Holdings
   8.750%, 05/15/02                                   1,500            1,511
   11.625%, 05/15/05                                  2,620            3,079
   7.500%, 09/01/06                                   5,000            5,271
Merrill Lynch
   5.880%, 01/15/04                                   5,000            5,124

BOND IMMDEX(TM) FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
Morgan Stanley Dean Witter
   6.100%, 04/15/06                                $  2,725         $  2,772
   6.750%, 04/15/11                                   8,000            8,077
NCNB
   10.200%, 07/15/15                                  5,155            6,454
National Bank of Hungary
   8.875%, 11/01/13                                   2,490            2,870
National Westminster Bancorp
   9.375%, 11/15/03                                   1,000            1,079
Newcourt Credit Group, Series B
   6.875%, 02/16/05                                   3,490            3,385
Paine Webber
   6.450%, 12/01/03                                   2,500            2,606
   6.730%, 01/20/04                                   2,450            2,560
   8.875%, 03/15/05                                   1,540            1,676
Principal Financial
   8.200%, 08/15/09                                   7,000            7,553
Salomon Smith Barney Holdings
   6.750%, 02/15/03                                   2,100            2,165
   7.000%, 06/15/03                                   3,450            3,589
   6.250%, 06/15/05                                   5,000            5,171
Sanwa Bank
   8.350%, 07/15/09                                   2,500            2,407
Unitedhealth Group
   6.600%, 12/01/03                                  10,000           10,351
Verizon Global Funding
   7.250%, 12/01/10                                   7,000            7,177
Western National
   7.125%, 02/15/04                                   2,456            2,565
                                                                   ---------
                                                                     161,511
                                                                   ---------
MANUFACTURING - 5.6%
DaimlerChrysler
   7.200%, 09/01/09                                   5,000            5,032
Delphi Auto Systems
   6.550%, 06/15/06                                   3,500            3,515
Ford Motor
   9.215%, 09/15/21                                   2,934            3,124
Ford Motor,
 Callable 11/15/02 @ 104.15
   8.875%, 11/15/22                                   1,000              986
General Motors
   6.750%, 05/01/28                                   5,000            4,340
Georgia Pacific
   9.500%, 12/01/11                                   1,011            1,063
Georgia Pacific,
 Callable 05/28/02 @ 104.70
   9.875%, 11/01/21                                   4,605            4,529
IBM
   6.500%, 01/15/28                                   5,000            4,744
Toll Road Investors
   0.000%, 02/15/04 (A) (E)                           5,800            5,265
   0.000%, 02/15/05 (A) (E)                           1,000              849
TRW
   6.625%, 06/01/04                                   3,360            3,368
   7.625%, 03/15/06                                   2,000            2,047
Tyco International
   6.750%, 02/15/11                                   2,000            1,790
Visteon
   8.250%, 08/01/10                                   2,500            2,536
                                                                    --------
                                                                      43,188
                                                                    --------

The accompanying notes are an integral part of the financial statements.

(2      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
REAL ESTATE - 0.4%
Security Capital Group
   7.750%, 11/15/03                                $  2,850         $  2,995
                                                                    --------
SERVICES - 5.4%
American Home Products
   6.700%, 03/15/11                                   5,250            5,350
Bristol-Myers Squibb
   5.750%, 10/01/11                                   5,000            4,811
British Sky Broadcasting
   6.875%, 02/23/09                                   2,500            2,358
Continental Cablevision,
 Callable 08/01/05 @ 104.75
   9.500%, 08/01/13                                   8,200            9,062
Duty Free International
   7.000%, 01/15/04 (D)                               6,450            2,580
Hertz
   7.625%, 08/15/07                                   2,500            2,441
J.C. Penney,
 Callable 06/15/02 @ 104.12
   9.750%, 06/15/21                                   3,000            2,850
Time Warner
   9.125%, 01/15/13                                   2,200            2,505
U.S. West Communications
   7.200%, 11/01/04                                   4,900            4,798
   7.250%, 09/15/25                                   5,000            3,867
U.S. West Communications,
 Callable 05/28/02 @ 105.92
   8.875%, 06/01/31                                   1,000              900
                                                                    --------
                                                                      41,522
                                                                    --------
TRANSPORTATION - 3.0%
Air 2 US
   8.627%, 10/01/20                                   5,000            4,085
   10.127%, 10/01/20                                  1,000              758
America West Airlines
   8.540%, 01/02/05 (A)                               1,779            1,559
   7.930%, 01/02/19 (A)                               2,758            2,914
American Airlines
   10.210%, 01/01/10                                  1,500            1,477
Continental Airlines, Series 974C
   6.800%, 07/02/07                                   2,141            2,025
CSX
   5.850%, 12/01/03                                   3,000            3,062
Federal Express
   9.650%, 06/15/12                                   4,400            5,237
Stagecoach Holdings
   8.625%, 11/15/09                                   2,500            2,300
                                                                    --------
                                                                      23,417
                                                                    --------
UTILITIES - 5.3%
AT&T
   6.500%, 03/15/29                                   2,000            1,657
British Telecom
   8.375%, 12/15/10                                   2,000            2,169
Conectiv
   6.730%, 06/01/06                                   3,760            3,836
Deutsche Telecom
   7.750%, 06/15/05                                     500              520
   8.250%, 06/15/30                                   3,000            3,111
France Telecom
   8.250%, 03/01/11 (B)                               4,000            4,073
   8.500%, 03/01/31 (B)                               2,000            2,114
GTE North,
 Callable 07/01/02 @ 104
   9.600%, 01/01/21                                   1,100            1,136

BOND IMMDEX(TM) FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
Metronet Communications,
 Callable 11/01/03 @ 105.31
   10.625%, 11/01/08                              $   1,000        $     190
Old Dominion Electric Co-op First Mortgage,
 Callable 12/01/02 @ 108.76
   8.760%, 12/01/22                                   6,850            7,283
PSI Energy
   7.850%, 10/15/07                                   3,100            3,197
Sprint Capital
   5.700%, 11/15/03                                   5,250            5,062
Utilicorp United
   7.625%, 11/15/09                                   3,000            2,862
Worldcom
   6.500%, 05/15/04                                   2,000            1,833
   7.375%, 01/15/06                                   2,000            1,762
                                                                   ---------
                                                                      40,805
                                                                   ---------
YANKEE - 2.9%
Ford Capital BV
   9.875%, 05/15/02                                     560              564
   9.500%, 06/01/10                                   1,400            1,516
Hydro-Quebec
   11.750%, 02/01/12                                  3,500            4,870
Hydro-Quebec,
 Callable 01/15/03 @ 100
   9.750%, 01/15/18                                     750              779
Korea Electric Power,
 Putable 08/01/04 @ 100
   6.750%, 08/01/27                                   1,400            1,434
Newfoundland (Province of) Canada
   10.000%, 12/01/20                                  1,975            2,672
Norsk Hydro
   9.000%, 04/15/12                                   2,900            3,369
Sweden (Kingdom of)
   11.125%, 06/01/15                                  1,100            1,535
Wharf Capital International
   8.875%, 11/01/04                                   2,700            2,932
   7.625%, 03/13/07                                   2,675            2,797
                                                                   ---------
                                                                      22,468
                                                                   ---------
TOTAL CORPORATE BONDS                                                353,696
                                                                   ---------
U.S. GOVERNMENT & AGENCY SECURITIES - 42.0%
U.S. AGENCY DEBENTURES - 13.7%
FHLB
   5.785%, 02/09/05                                   6,000            6,199
   6.365%, 11/05/07                                   1,500            1,563
   5.750%, 05/15/08                                   7,500            7,557
   6.625%, 11/15/10                                   3,000            3,124
FHLMC
   5.950%, 01/19/06                                  15,000           15,507
   6.625%, 09/15/09                                   7,500            7,842
   7.000%, 03/15/10                                   5,000            5,349
FNMA
   6.500%, 08/15/04                                   5,000            5,254
   5.250%, 06/15/06                                   5,000            5,029
   7.125%, 03/15/07                                  20,000           21,544
   6.210%, 11/07/07                                   2,090            2,163
   5.250%, 01/15/09                                   6,300            6,129
   7.250%, 01/15/10                                   2,600            2,819
   5.000%, 11/17/11                                  16,200           14,868
                                                                   ---------
                                                                     104,947
                                                                   ---------
U.S. TREASURIES - 28.3%
U.S. Treasury Bonds
   9.875%, 11/15/15                                  16,050           22,040
   9.250%, 02/15/16                                  56,680           74,554
   8.000%, 11/15/21                                  61,873           75,756

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      3)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
U.S. Treasury Notes
   7.250%, 08/15/04                               $  11,300        $  12,138
   6.625%, 05/15/07                                   8,825            9,470
   6.000%, 08/15/09                                   8,000            8,325
   5.000%, 02/15/11                                   1,650            1,599
   5.000%, 02/15/11                                  14,000           13,568
                                                                   ---------
                                                                     217,450
                                                                   ---------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES                            322,397
                                                                   ---------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 4.0%
FIXED RATE - 4.0%
FHLMC Gold Pool
   6.500%, 02/01/31, #C47895                          1,387            1,383
   6.500%, 05/01/31, #C51020                         11,723           11,671
FHLMC Pool
   7.500%, 04/01/07, #140151                             27               28
FNMA Pool
   7.750%, 06/01/08, #001464                             47               48
   6.500%, 08/01/29, #252645                             96               96
   6.500%, 05/01/30, #535300                          9,748            9,732
GNMA Pool
   6.000%, 03/15/31, #541302                          3,398            3,300
   6.000%, 03/15/31, #554675                          4,923            4,792
                                                                   ---------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES                                                            31,050
                                                                   ---------
ASSET-BACKED SECURITIES - 2.1%
CREDIT CARDS - 0.8%
Chemical Master Credit Card Trust
 Series 1995-3, Class A
   6.230%, 04/15/05                                   1,520            1,543
Citibank Credit Card Master Trust
 Series 1997-6, Class A
   0.000%, 08/15/06 (E)                               5,000            4,509
                                                                   ---------
                                                                       6,052
                                                                   ---------
HOME EQUITY - 1.3%
Amresco Residential Security Mortgage
 Series 1997-3, Class A9
   6.960%, 03/25/27                                   4,013            4,112
Contimortgage Home Equity Loan Trust
   Series 1998-1, Class A6
   6.580%, 12/15/18                                   1,050            1,077
   Series 1997-3, Class A8
   7.580%, 08/15/28                                   3,000            3,125
Delta Home Equity Loan Trust
 Series 1997-3, Class A6F
   6.860%, 10/25/28                                   1,407            1,458
                                                                   ---------
                                                                       9,772
                                                                   ---------
TOTAL ASSET-BACKED SECURITIES                                         15,824
                                                                   ---------
CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 1.6%
FIXED RATE - 1.2%
FDIC REMIC Trust
 Series 1996-C1, Class 1A
   6.750%, 05/25/26                                   1,802            1,836
FHLMC
 Series 6, Class C
   9.050%, 06/15/19                                     178              190
 Series 1022, Class J
   6.000%, 12/15/20                                     268              273
 Series 162, Class F
   7.000%, 05/15/21                                     802              826
 Series 188, Class H
   7.000%, 09/15/21                                     599              618
 Series 1201, Class E
   7.400%, 12/15/21                                     205              210

BOND IMMDEX(TM) FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
 Series 1790, Class A
   7.000%, 04/15/22                                 $   674         $    695
FNMA
 Series 1988-24, Class G
   7.000%, 10/25/18                                     356              365
 Series 1989-44, Class H
   9.000%, 07/25/19                                     313              336
 Series 1989-90, Class E
   8.700%, 12/25/19                                      70               73
 Series 1990-30, Class E
   6.500%, 03/25/20                                     327              330
 Series 1990-61, Class H
   7.000%, 06/25/20                                     309              317
 Series 1990-72, Class B
   9.000%, 07/25/20                                     196              211
 Series 1990-102, Class J
   6.500%, 08/25/20                                     265              267
 Series 1990-105, Class J
   6.500%, 09/25/20                                   1,171            1,193
 Series 1990-106, Class J
   8.500%, 09/25/20                                     205              215
 Series 1991-56, Class M
   6.750%, 06/25/21                                   1,035            1,052
 Series 1992-120, Class C
   6.500%, 07/25/22                                     435              439
                                                                   ---------
                                                                       9,446
                                                                   ---------
Z-BONDS (C) - 0.4%
FHLMC
 Series 1118, Class Z
   8.250%, 07/15/21                                     584              618
FNMA
 Series 1991-134, Class Z
   7.000%, 10/25/21                                   2,023            2,053
                                                                   ---------
                                                                       2,671
                                                                   ---------
TOTAL CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES                                                           12,117
                                                                   ---------
RELATED PARTY MONEY MARKET FUND - 2.9%
First American Prime Obligations Fund (F)        21,884,273           21,884
                                                                   ---------
TOTAL RELATED PARTY MONEY MARKET FUND                                 21,884
                                                                   ---------
TOTAL INVESTMENTS - 98.5%
   (Cost $748,419)                                                   756,968
                                                                   ---------
OTHER ASSETS AND LIABILITIES, NET - 1.5%                              11,668
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                          $ 768,636
                                                                   ---------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(B) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rates disclosed represent current yields at March 31, 2002, based upon the estimated timing and amount of future interest and principal payments.
(C) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated future cash flows.
(D) Securities considered illiquid or restricted. See also the notes to the financial statements.
(E) Principal only.
(F) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
CMO - Collateralized Mortgage Obligation
FDIC - Federal Deposit Insurance Corporation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements.

(4      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

CORPORATE BOND FUND

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
CORPORATE BONDS - 84.1%
CONSUMER GOODS - 2.6%
Cendant
   6.875%, 08/15/06                                $  3,000         $  2,933
Tyson Foods
   8.250%, 10/01/11                                   3,000            3,181
                                                                    --------
                                                                       6,114
                                                                    --------
ENERGY - 4.7%
Burlington Resources
   5.600%, 12/01/06 (A) (C)                           2,950            2,877
Devon Financing
   6.875%, 09/30/11 (C)                               2,950            2,880
El Paso Energy
   7.800%, 08/01/31                                   3,000            2,910
Pemex Project
   9.125%, 10/13/10                                   1,500            1,613
Williams
   7.750%, 06/15/31                                   1,000              901
                                                                    --------
                                                                      11,181
                                                                    --------
FINANCE - 29.4%
Abbey National Capital Trust,
 Callable 06/30/30 @ 100
   8.963%, 12/29/49                                   2,950            3,326
Allstate
   5.375%, 12/01/06                                   3,000            2,973
Amerco
   8.800%, 02/04/05                                   1,000            1,003
Bank One
   7.125%, 05/15/07                                   2,500            2,643
Bear Stearns
   7.800%, 08/15/07                                   1,950            2,057
Capital One Bank
   6.700%, 05/15/08                                   1,500            1,414
Countrywide Home Loan
   5.500%, 08/01/06                                   2,000            1,963
Credit Suisse First Boston
   5.875%, 08/01/06                                   3,000            3,027
ERAC USA Finance
   7.350%, 06/15/08 (A)                               3,000            3,032
First Union Institution Capital I,
 Callable 12/01/06 @ 104.02
   8.040%, 12/01/26                                   2,000            1,983
GATX Capital
   8.250%, 09/01/03                                   1,500            1,486
General Electric Capital
   6.500%, 12/10/07                                   2,500            2,567
Golden State Holdings
   7.125%, 08/01/05                                   1,225            1,214
Goldman Sachs
   6.600%, 01/15/12                                   2,950            2,911
Household Finance
   7.875%, 03/01/07                                   3,000            3,141
ING Capital Funding Trust III,
 Callable 12/31/10 @ 100
   8.439%, 12/31/10                                   3,000            3,266
International Lease Finance
   5.750%, 10/15/06                                   3,000            2,950
Lehman Brothers Holdings
   7.875%, 08/15/10                                   2,000            2,123

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
MBNA America Bank
   7.750%, 09/15/05                                $  3,000         $  3,161
National Rural Utilities
   7.250%, 03/01/12                                   1,950            1,946
NB Capital Trust IV,
 Callable 04/15/17 @ 103.85
   8.250%, 04/15/27                                   2,100            2,118
Newcourt Credit Group, Series B
   6.875%, 02/16/05                                   2,950            2,862
Ohio National Life Insurance
   8.875%, 07/15/04 (A)                               2,000            2,175
Royal Bank of Scotland,
 Callable 09/30/31 @ 100
   7.648%, 09/30/31 (B)                               3,000            3,054
Socgen Real Estate,
 Callable 09/30/07 @ 100
   7.640%, 12/29/49 (A)                               2,950            3,012
Sovereign Bancorp
   10.500%, 11/15/06                                  1,000            1,079
Washington Mutual Finance
   6.250%, 05/15/06                                   2,475            2,499
Wells Fargo,
 Callable 12/15/06 @ 103.98
   7.960%, 12/15/26                                   2,000            2,020
Zurich Capital Trust,
 Callable 06/01/07 @ 104.19
   8.376%, 06/01/37                                   2,950            2,897
                                                                    --------
                                                                      69,902
                                                                    --------
MANUFACTURING - 11.5%
Abitibi-Consolidated
   6.950%, 12/15/06                                   3,000            2,961
Centex
   7.500%, 01/15/12                                   1,950            1,918
Daimler Chrysler
   6.400%, 05/15/06                                   2,950            2,950
Ford Motor
   7.450%, 07/16/31                                   2,950            2,673
GMAC
   6.125%, 09/15/06                                   3,000            2,967
Harman International Industries
   7.125%, 02/15/07 (A) (C)                           1,950            1,899
Lockheed Martin,
 Callable 03/15/03 @ 103.74
   7.875%, 03/15/23                                   2,000            2,032
Mohawk Industries
   7.200%, 04/15/12 (A)                               1,000            1,004
Motorola
   6.750%, 02/01/06                                   2,000            1,980
Nortel Networks
   6.125%, 02/15/06                                   1,000              745
Phelps Dodge
   8.750%, 06/01/11                                   1,500            1,454
Raytheon
   6.300%, 03/15/05                                   1,950            1,966
Tyco International
   6.125%, 01/15/09                                     975              863
Weyerhaeuser
   6.125%, 03/15/07 (A) (C)                           1,950            1,935
                                                                    --------
                                                                      27,347
                                                                    --------

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      5)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
REAL ESTATE - 5.5%
Avalon Bay Communities
   6.800%, 07/15/06                                $  2,000         $  2,048
CarrAmerica Realty
   7.125%, 01/15/12                                   1,950            1,935
Highwoods Forsyth
   7.190%, 06/15/04                                   2,000            2,044
Mack-Cali Realty
   7.250%, 03/15/09                                   2,000            2,008
Post Apartment Homes
   7.300%, 04/01/04                                   1,000            1,038
Prologis Trust
   7.050%, 07/15/06                                   2,000            2,039
Simon Property Group
   7.750%, 01/20/11 (A)                               1,950            1,995
                                                                    --------
                                                                      13,107
                                                                    --------
SERVICES - 14.8%
AOL Time Warner
   7.625%, 04/15/31                                   2,950            2,942
Aramark Services
   6.750%, 08/01/04                                   2,000            1,965
Autonation
   9.000%, 08/01/08                                   1,000            1,055
British Sky Broadcasting
   8.200%, 07/15/09                                   1,000            1,013
Charter Communications Holdings
   9.625%, 11/15/09                                   1,000              955
Cox Communications
   7.750%, 11/01/10                                     975              987
Delhaize America
   8.125%, 04/15/11                                   3,000            3,172
Federated Department Stores
   6.625%, 04/01/11                                   1,950            1,921
HCA Columbia Healthcare
   8.750%, 09/01/10                                   1,000            1,093
Lenfest Communications
   8.375%, 11/01/05                                   1,950            2,084
McKesson
   7.750%, 02/01/12                                   1,950            1,976
MGM Mirage
   8.375%, 02/01/11                                   1,000            1,025
News America
   6.625%, 01/09/08                                   3,000            2,961
Park Place Entertainment
   7.875%, 12/15/05                                   1,000            1,005
Royal Caribbean Cruises
   8.250%, 04/01/05                                   1,000              975
Safeway
   8.570%, 04/01/03                                   3,000            3,142
Sbarro, Callable 09/15/04 @ 105.50
   11.000%, 09/15/09                                  1,000            1,030
Service Corporate International
   6.000%, 12/15/05                                   1,000              920
Tricon Global Restaurant
   7.650%, 05/15/08                                   1,000            1,015
Walt Disney
   6.375%, 03/01/12                                   1,950            1,900
Waste Management
   6.500%, 11/15/08                                   2,000            1,915
                                                                    --------
                                                                      35,051
                                                                    --------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
TRANSPORTATION - 5.0%
American Airlines
   6.817%, 05/23/11 (A)                           $   4,000        $   3,828
Canadian Pacific Railway
   7.125%, 10/15/31                                   3,000            3,003
Delta Air Lines
   6.711%, 09/18/11                                   3,500            3,492
United Air Lines, Series 2000-1, Class B
   8.030%, 07/01/11                                   1,882            1,586
                                                                   ---------
                                                                      11,909
                                                                   ---------
UTILITIES - 10.6%
AES
   9.375%, 09/15/10                                   1,000              785
AT&T
   8.000%, 11/15/31 (A)                               2,950            2,863
Calpine
   8.500%, 02/15/11                                   1,000              795
Cingular Wireless
   6.500%, 12/15/11 (A)                               2,350            2,267
CMS Energy
   7.625%, 11/15/04                                   1,000            1,005
Global Crossing Holdings,
 Callable 11/01/04 @ 104.75
   9.500%, 11/15/09                                   1,000               23
Limestone Electron Trust
   8.625%, 03/15/03 (A)                               1,000            1,014
NRG Northeast Generating
   8.842%, 06/15/15 (A)                               1,000            1,013
PG&E National Energy
   10.375%, 05/16/11 (A)                              1,500            1,538
Qwest Capital Funding
   7.750%, 08/15/06 (A)                               1,950            1,697
Sempra Energy
   7.950%, 03/01/10                                   3,000            3,055
Sprint Capital
   6.000%, 01/15/07                                   3,000            2,729
Telus
   8.000%, 06/01/11                                   2,950            3,025
Western Resources
   6.250%, 08/15/03                                   1,000              960
Worldcom
   8.250%, 05/15/31                                   2,950            2,401
                                                                   ---------
                                                                      25,170
                                                                   ---------
TOTAL CORPORATE BONDS                                                199,781
                                                                   ---------
U.S. GOVERNMENT & AGENCY SECURITIES - 5.2%
U.S. AGENCY DEBENTURES - 4.1%
FFCB
   3.875%, 12/15/04                                   3,170            3,097
FHLMC
   6.750%, 03/15/31                                   3,500            3,578
FNMA
   5.500%, 05/02/06                                   3,000            3,047
                                                                   ---------
                                                                       9,722
                                                                   ---------
U.S. TREASURIES - 1.1%
U.S. Treasury Note
   6.500%, 10/15/06                                   2,500            2,664
                                                                   ---------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES                             12,386
                                                                   ---------

The accompanying notes are an integral part of the financial statements.

(6      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
ASSET-BACKED SECURITIES - 2.5%
HOME EQUITY - 1.2%
Green Tree Home Improvement Loan Trust
 Series 1997-A, Class HEM2
   7.900%, 03/15/28                                 $ 1,300          $ 1,358
GRMT Mortgage Loan Trust
 Series 2001-1A, Class M1
   7.772%, 07/20/31                                   1,500            1,517
                                                                     -------
                                                                       2,875
                                                                     -------
MANUFACTURED HOUSING - 0.5%
Green Tree Financial
 Series 1996-8, Class A7
   8.050%, 10/15/27                                     998            1,055
                                                                     -------
OTHER - 0.8%
Aircraft Finance Trust
 Series 1999-1A, Class C
   8.000%, 05/15/24 (A) (C)                           1,000              910
Juniper
 Series 2000-1, Class A3
   8.220%, 04/15/12 (C)                               1,000            1,025
                                                                     -------
                                                                       1,935
                                                                     -------
TOTAL ASSET-BACKED SECURITIES                                          5,865
                                                                     -------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 2.4%
FIXED RATE - 1.8%
Impac Secured Assets CMN Owner Trust
 Series 2000-5, Class A2
   6.730%, 08/25/26 (C)                               1,691            1,708
Norwest Asset Securities
 Series 1998-16, Class A1
   6.500%, 06/25/13                                   2,624            2,664
                                                                     -------
                                                                       4,372
                                                                     -------
Z-BOND (D) - 0.6%
GE Capital Mortgage Services
 Series 1994-6, Class A9
   6.500%, 09/25/22                                   1,348            1,365
                                                                     -------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES                         5,737
                                                                     -------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 1.7%
FIXED RATE - 1.7%
FNMA Pool
   6.060%, 03/01/12, #384931                          4,000            4,071
                                                                     -------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES                4,071
                                                                     -------

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION                                       PAR (000)/SHARES   VALUE (000)
-----------------------------------------------   ----------------   -----------
CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 1.0%
FIXED RATE - 1.0%
FHLMC
 Series 1378, Class H
   10.000%, 01/15/21                                  $       909   $       929
GNMA
 Series 1996-20, Class C
   7.500%, 05/16/23                                         1,314         1,323
                                                                    -----------
TOTAL CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES                                                               2,252
                                                                    -----------
RELATED PARTY MONEY MARKET FUND - 3.0%
First American Prime Obligations Fund (E)               7,042,111         7,042
                                                                    -----------
TOTAL RELATED PARTY MONEY MARKET FUND                                     7,042
                                                                    -----------
TOTAL INVESTMENTS - 99.9%
   (Cost $241,234)                                                      237,134
                                                                    -----------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                    247
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $   237,381
                                                                    -----------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(B) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2002.
(C) Securities considered illiquid or restricted. See also the notes to the financial statements.
(D) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated future cash flows.
(E) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      7)

SCHEDULE OF Investments March 31, 2002 (unaudited)

FIXED INCOME FUND

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
CORPORATE BONDS - 40.6%
CONSUMER GOODS - 0.7%
Conagra Foods
   6.750%, 09/15/11                                 $10,000        $  10,044
                                                                   ---------
ENERGY - 2.2%
Consolidated Natural Gas
   7.250%, 10/01/04                                  20,000           20,874
Dynegy
   6.875%, 07/15/02                                  10,000            9,950
                                                                   ---------
                                                                      30,824
                                                                   ---------
FINANCE - 19.8%
ABN AMRO
   7.550%, 06/28/06                                  10,000           10,676
Bank of America
   7.125%, 09/15/06                                  10,000           10,659
Bear Stearns
   5.700%, 01/15/07                                  10,000            9,804
Cigna
   7.400%, 01/15/03                                  10,726           11,009
Countrywide Home Loan
   5.500%, 08/01/06                                  13,000           12,761
Credit Suisse First Boston
   5.875%, 08/01/06                                   9,700            9,787
ERAC USA Finance
   7.350%, 06/15/08 (A)                              10,300           10,410
GE Global Insurance
   7.750%, 06/15/30                                  15,000           16,031
Goldman Sachs
   6.650%, 05/15/09                                  10,000           10,091
Household Finance
   7.200%, 07/15/06                                  21,000           21,393
International Lease Finance
   5.750%, 10/15/06                                   5,000            4,917
   5.750%, 02/15/07                                   4,940            4,842
Key Bank
   7.000%, 02/01/11                                  10,000           10,126
Lehman Brothers Holdings
   7.875%, 08/15/10                                  15,000           15,920
MBNA America Bank
   6.875%, 07/15/04                                  15,000           15,424
Merrill Lynch, Series B
   6.150%, 01/26/06                                  10,825           11,024
Money Store
   7.300%, 12/01/02                                  31,795           32,567
Morgan Stanley Dean Witter
   5.800%, 04/01/07                                   7,875            7,838
National Rural Utilities
   7.250%, 03/01/12                                  10,000            9,981
Newcourt Credit Group, Series B
   6.875%, 02/16/05                                  20,000           19,400
Norwest
   6.550%, 12/01/06                                  10,000           10,419
Salomon Smith Barney Holdings
   5.875%, 03/15/06                                  10,000           10,104
                                                                   ---------
                                                                     275,183
                                                                   ---------
MANUFACTURING - 6.5%
Boeing
   7.250%, 06/15/25                                  15,000           15,240
Ford Motor
   7.450%, 07/16/31                                  15,000           13,592

FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
Ford Motor Credit
   5.800%, 01/12/09                                $  4,000         $  3,611
General Motors
   8.875%, 05/15/03                                   2,000            2,094
General Motors Acceptance
   6.750%, 01/15/06                                   7,000            7,091
   6.150%, 04/05/07                                  15,000           14,694
Honeywell International
   7.000%, 03/15/07                                   5,000            5,223
IBM
   4.875%, 10/01/06                                  12,500           12,219
Mohawk Industries
   7.200%, 04/15/12 (A)                               1,000            1,004
Motorola
   6.750%, 02/01/06                                  13,000           12,870
Raytheon
   6.450%, 08/15/02                                   2,595            2,628
Rockwell International
   6.750%, 09/15/02                                     500              509
                                                                    --------
                                                                      90,775
                                                                    --------
REAL ESTATE - 1.6%
Eop Operating
   7.750%, 11/15/07                                  11,325           11,887
Simon Property Group
   7.750%, 01/20/11 (A)                              10,000           10,231
                                                                    --------
                                                                      22,118
                                                                    --------
SERVICES - 1.7%
AOL Time Warner
   7.625%, 04/15/31                                  10,000            9,974
Comcast Cable Communications
   7.125%, 06/15/13                                  10,000            9,899
Walt Disney
   6.375%, 03/01/12                                   3,500            3,409
                                                                    --------
                                                                      23,282
                                                                    --------
TRANSPORTATION - 2.2%
Burlington Northern Santa Fe
   6.375%, 12/15/05                                  11,825           12,086
Continental Airlines, Series 99-2
   7.056%, 09/15/09                                  11,500           11,176
Northwest Airlines, Series 991A
   6.810%, 02/01/20                                   9,140            8,025
                                                                    --------
                                                                      31,287
                                                                    --------
UTILITIES - 4.9%
Alltel
   6.750%, 09/15/05                                  10,000           10,108
AT&T
   5.625%, 03/15/04                                   1,000              997
   6.500%, 11/15/06                                   7,000            6,870
Nortel Networks
   6.875%, 10/01/02                                   1,000              985
Ohio Valley Electric
   5.940%, 02/12/06 (A) (E)                           8,000            7,913
Verizon, Series B
   7.375%, 04/01/32                                  10,000            9,950
Worldcom
   7.875%, 05/15/03                                   8,000            7,844
   7.500%, 05/15/11                                  10,000            8,313
XCEL Energy
   7.000%, 12/01/10                                  15,000           14,614
                                                                    --------
                                                                      67,594
                                                                    --------

The accompanying notes are an integral part of the financial statements.

(8      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
YANKEE - 1.0%
Quebec Province
   7.000%, 01/30/07                               $   3,000        $   3,174
   7.500%, 09/15/29                                  10,000           10,855
                                                                   ---------
                                                                      14,029
                                                                   ---------
TOTAL CORPORATE BONDS                                                565,136
                                                                   ---------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 18.4%
ADJUSTABLE RATE (B) - 0.0%
GNMA Pool
   7.750%, 08/20/23, #8259                               11               11
                                                                   ---------
FIXED RATE - 18.4%
FHLMC Gold Pool
   6.500%, 04/01/29, #C00742                         11,733           11,726
   6.500%, 01/01/30, #C55738                         10,030           10,024
FHLMC TBA
   6.000%, 03/01/17 (C)                              25,000           24,936
FNMA Pool
   6.255%, 09/01/13, #360500                          6,500            6,432
   5.500%, 02/01/14, #440780                         20,763           20,464
   7.000%, 02/01/15, #535206                          6,041            6,265
   7.000%, 08/01/16, #591038                         15,283           15,817
   7.000%, 04/01/26, #340798                          5,468            5,608
   7.000%, 05/01/26, #250551                          5,305            5,441
   6.000%, 12/01/28, #456276                         11,609           11,319
   6.000%, 05/01/29, #323715                         16,441           16,030
   6.500%, 07/01/29, #252570                         12,984           12,964
   6.000%, 03/01/31, #575664                         30,330           29,420
   6.000%, 04/01/31, #535822                         13,873           13,457
   6.000%, 05/01/31, #511797                         11,050           10,719
FNMA TBA
   6.500%, 06/01/15 (C)                              23,500           23,882
   6.500%, 06/01/30 (C)                              10,000            9,944
GNMA Pool
   6.500%, 06/15/26, #423801                          3,039            3,049
   7.000%, 04/15/29, #506639                          3,330            3,399
   7.500%, 11/15/30, #537699                         14,796           15,383
                                                                   ---------
                                                                     256,279
                                                                   ---------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES              256,290
                                                                   ---------

U.S. GOVERNMENT & AGENCY SECURITIES - 16.6%
U.S. AGENCY DEBENTURES - 6.1%
FHLB
   6.090%, 06/02/06                                    12,000         12,438
FHLMC
   5.250%, 01/15/06                                     3,000          3,029
   5.750%, 04/15/08                                    22,600         22,788
   6.000%, 06/15/11                                    13,500         13,454
FNMA
   6.625%, 09/15/09                                     3,000          3,137
   6.250%, 02/01/11                                    10,000         10,095
   6.625%, 11/15/30                                    20,000         20,120
                                                                   ---------
                                                                      85,061
                                                                   ---------

FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
U.S. TREASURIES - 10.5%
U.S. Treasury Bonds
   11.250%, 02/15/15                              $  11,000        $  16,391
   7.500%, 11/15/16                                   1,250            1,436
   8.750%, 05/15/17                                   1,500            1,914
   8.875%, 08/15/17                                   2,865            3,696
   8.875%, 02/15/19                                   3,150            4,102
   8.750%, 08/15/20                                   4,183            5,432
   8.000%, 11/15/21                                   1,050            1,286
   7.125%, 02/15/23                                   3,000            3,379
   6.250%, 08/15/23                                  20,000           20,481
   6.875%, 08/15/25                                  25,000           27,575
U.S. Treasury Notes
   7.250%, 05/15/04                                   7,000            7,490
   5.875%, 11/15/04                                   1,600            1,670
   6.500%, 08/15/05                                   2,750            2,925
U.S. Treasury Notes (TIPS)
   3.500%, 01/15/11                                  24,648           24,981
   3.875%, 04/15/29                                  21,544           22,879
                                                                   ---------
                                                                     145,637
                                                                   ---------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES                            230,698
                                                                   ---------
ASSET-BACKED SECURITIES - 9.2%
AUTOMOBILES - 2.4%
Capital One Auto Finance Trust
 Series 2001-A, Class A4
   5.400%, 05/15/08                                  10,000           10,194
Daimler Chrysler Auto Trust
 Series 2000-C, Class A3
   6.820%, 09/06/04                                  10,000           10,249
World Omni Auto Receivables Trust
 Series 2001-B, Class A4
   4.490%, 08/20/08                                  13,000           12,877
                                                                   ---------
                                                                      33,320
                                                                   ---------
COMMERCIAL - 5.0%
Asset Securitization
 Series 1996-MD6, Class A1B
   6.880%, 11/13/29                                  18,600           19,323
Bank of America - First Union NB
 Commercial Mortgage
 Series 2001-3, Class A1
   4.890%, 04/11/37                                   9,852            9,388
FNMA REMIC
 Series 1998-M1, Class A2
   6.250%, 01/25/08                                   7,500            7,613
J.P. Morgan Commercial Mortgage
 Finance, Series 1995-C1, Class B
   7.774%, 07/25/10 (B)                               3,734            3,814
Merrill Lynch Mortgage Investors
 Series 1993-C, Class A4
   2.875%, 03/15/18 (B)                               4,843            4,876
 Series 1995-C3, Class A3
   6.540%, 12/26/25 (B)                              13,493           14,020
Morgan Stanley Capital Investments
 Series 1999-FNV1, Class A1
   6.120%, 03/15/31                                   9,525            9,740
                                                                   ---------
                                                                      68,774
                                                                   ---------

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      9)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
CREDIT CARDS - 1.3%
Sears Credit Account Master Trust
 Series 1999-2, Series A
   6.350%, 02/16/07                               $  18,333        $  18,675
                                                                   ---------
MANUFACTURED HOUSING - 0.5%
Green Tree Financial
 Series 1993-4, Class A4
   6.600%, 01/15/19                                   6,718            6,877
                                                                   ---------
TOTAL ASSET-BACKED SECURITIES                                        127,646
                                                                  ----------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 5.6%
FIXED RATE - 3.6%
GE Capital Mortgage Services
 Series 1994-17, Class A6
   7.000%, 05/25/24                                   7,000            7,216
 Series 1994-17, Class A7
   7.000%, 05/25/24                                   5,179            5,194
Washington Mutual
 Series 1999-WM2, Class 2A
   7.000%, 11/19/14                                   5,980            6,164
 Series 2001-AR6, Class A5
   5.603%, 01/26/32                                  16,500           16,320
 Series 2002-AR4, Class A7
   5.598%, 04/25/32                                  15,000           14,841
                                                                  ----------
                                                                      49,735
                                                                  ----------
Z-BONDS (D) - 2.0%
GE Capital Mortgage Services
 Series 1994-6, Class A9
   6.500%, 09/25/22                                  11,683           11,827
Vendee Mortgage Trust
 Series 1996-1, Class Z
   6.750%, 02/15/26                                  15,813           16,047
                                                                  ----------
                                                                      27,874
                                                                  ----------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES                        77,609
                                                                  ----------
CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 4.1%
FIXED RATE - 2.3%
FHLMC
 Series 1723, Class PJ
   7.000%, 02/15/24                                   7,133            7,141
 Series 1699, Class TD
   6.000%, 03/15/24                                  10,000            9,949
FNMA
 Series 1991-1, Class PG
   6.500%, 04/25/28                                  15,343           15,090
                                                                  ----------
                                                                      32,180
                                                                  ----------
Z-BONDS (D) - 1.8%
FHLMC
 Series 1677, Class Z
   7.645%, 07/15/23                                   5,490            5,787
 Series 1665, Class KZ
   6.500%, 01/15/24                                   9,822            9,531
FNMA
 Series 1996-35, Class Z
   7.000%, 07/25/26                                   8,911            8,941
                                                                  ----------
                                                                      24,259
                                                                  ----------
TOTAL CMO - U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES                                           56,439
                                                                  ----------

FIXED INCOME FUND (CONCLUDED)

DESCRIPTION                                          SHARES      VALUE (000)
--------------------------------------------   ------------   --------------
RELATED PARTY MONEY MARKET FUND - 7.8%
First American Prime Obligations Fund (F)       107,942,979      $   107,943
                                                                 -----------
TOTAL RELATED PARTY MONEY MARKET FUND                                107,943
                                                                 -----------
TOTAL INVESTMENTS - 102.3%
   (Cost $1,411,820)                                               1,421,761
                                                                 -----------
OTHER ASSETS AND LIABILITIES, NET - (2.3)%                           (31,672)
                                                                 -----------
TOTAL NET ASSETS - 100.0%                                        $ 1,390,089
                                                                 -----------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(B) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2002.
(C) On March 31, 2002, the total cost of investments purchased on a when-issued basis was $59,062,405.
(D) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated future cash flows.
(E) Securities considered illiquid or restricted. See also the notes to the financial statements.
(F) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced
TIPS - Treasury Inflation Protection Security

The accompanying notes are an integral part of the financial statements.

(10      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

HIGH YIELD BOND FUND

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
HIGH YIELD CORPORATE BONDS - 88.0%
CONSUMER GOODS - 5.5%
Constellation Brands, Series B,
 Callable 01/15/07 @ 104.06
   8.125%, 01/15/12                                 $   250          $   255
Fleming Companies, Series B,
 Callable 07/31/02 @ 105.31
   10.625%, 07/31/07                                  1,000            1,017
Ingles Markets,
 Callable 12/01/06 @ 104.44
   8.875%, 12/01/11 (A)                                 500              501
Playtex Family Products,
 Callable 06/01/06 @ 104.69
   9.375%, 06/01/11                                     500              530
Simmons, Callable 03/15/04 @ 105.12
   10.250%, 03/15/09                                    500              527
                                                                     -------
                                                                       2,830
                                                                     -------
ENERGY - 5.9%
Parker Drilling, Series D,
 Callable 05/20/02 @ 104.87
   9.750%, 11/15/06                                   1,000            1,027
Swift Energy,
 Callable 08/01/04 @ 105.12
   10.250%, 08/01/09                                  1,000            1,035
Tesoro Petroleum, Series B,
 Callable 11/01/05 @ 104.81
   9.625%, 11/01/08                                   1,000            1,010
                                                                     -------
                                                                       3,072
                                                                     -------
FINANCE - 3.4%
Finova Group
   7.500%, 11/15/09                                     500              180
Golden State Holdings
   7.125%, 08/01/05                                     500              496
Sovereign Bancorp
   10.500%, 11/15/06                                  1,000            1,079
                                                                     -------
                                                                       1,755
                                                                     -------
MANUFACTURING - 11.7%
AK Steel,
 Callable 05/20/02 @ 104.56
   9.125%, 12/15/06                                   1,000            1,042
Applied Extrusion Technologies, Series B,
 Callable 07/01/06 @ 105.37
   10.750%, 07/01/11                                    500              527
Avaya, Callable 04/01/06 @ 105.56
   11.125%, 04/01/09                                    500              490
B E Aerospace,
 Callable 11/01/03 @ 104.75
   9.500%, 11/01/08                                     500              470
Lear, Series B
   8.110%, 05/15/09                                     500              515
Lyondell Chemical,
 Callable 05/01/04 @ 105.44
   10.875%, 05/01/09                                    500              480
Owens-Brockway Glass Container,
 Callable 02/15/06 @ 104.44
   8.875%, 02/15/09 (A) (B)                           1,000            1,012
Schuler Homes,
 Callable 07/15/05 @ 104.69
   9.375%, 07/15/09 (A)                               1,000            1,045
Sequa
   9.000%, 08/01/09                                     500              500
                                                                     -------
                                                                       6,081
                                                                     -------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
REAL ESTATE - 1.0%
Meristar Hospitality
   9.125%, 01/15/11 (A) (B)                         $   500          $   508
                                                                     -------
SERVICES - 46.4%
Adelphia Communications, Series B
   9.875%, 03/01/07                                   1,000              920
Allied Waste North America, Series B,
 Callable 08/01/04 @ 105
   10.000%, 08/01/09                                  1,000            1,012
Autonation
   9.000%, 08/01/08                                     500              527
Bally Total Fitness Holdings, Series D,
 Callable 10/15/02 @ 104.94
   9.875%, 10/15/07                                     500              500
Charter Communications Holdings,
 Callable 01/15/05 @ 105.87
   11.750%, 01/15/10 (C)                              1,500            1,027
Corus Entertainment,
 Callable 03/01/07 @ 104.28
   8.750%, 03/01/12 (A) (B)                             500              515
Coventry Health Care,
 Callable 02/15/07 @ 104.06
   8.125%, 02/15/12 (A) (B)                             750              756
CSC Holdings, Series B
   7.625%, 04/01/11                                   1,000              962
Dominos, Series B,
 Callable 01/15/04 @ 105.19
   10.375%, 01/15/09                                    500              542
Echostar DBS,
 Callable 01/15/06 @ 104.56
   9.125%, 01/15/09 (A) (B)                           1,000            1,025
Fisher Scientific International,
 Callable 02/01/03 @ 104.50
   9.000%, 02/01/08                                   1,000            1,035
Hanger Orthopedic,
 Callable 02/15/06 @ 105.19
   10.375%, 02/15/09 (A) (B)                            350              367
HCA Columbia Healthcare
   8.750%, 09/01/10                                   1,000            1,093
Healthsouth,
 Callable 10/01/04 @ 105.37
   10.750%, 10/01/08                                  1,000            1,095
IASIS Healthcare,
 Callable 10/15/04 @ 106.50
   13.000%, 10/15/09                                    500              495
Isle of Capri Casinos,
 Callable 04/15/04 @ 104.38
   8.750%, 04/15/09                                   1,000            1,005
ITT
   6.750%, 11/15/05                                   1,000              990
Mandalay Resort, Series B
   10.250%, 08/01/07                                    500              541
MGM Mirage
   8.375%, 02/01/11                                     500              513
Park Place Entertainment
   8.875%, 09/15/08                                     500              518
Paxson Communications,
 Callable 01/15/06 @ 106.12
   12.250%, 01/15/09 (A) (B)                            750              544
Penn National Gaming,
 Callable 03/15/06 @ 104.44
   8.875%, 03/15/10                                     500              498
Resort International Hotel & Casino,
 Callable 03/15/07 @ 106
   11.500%, 03/15/09 (A)                                750              709

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      11)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
Rite Aid
   7.125%, 01/15/07                                $  1,000         $    720
Rotech Healthcare,
 Callable 04/01/07 @ 104.75
   9.500%, 04/01/12 (A)                                 750              769
Royal Caribbean Cruises
   8.250%, 04/01/05                                   1,000              975
Sbarro,
 Callable 09/15/04 @ 105.50
   11.000%, 09/15/09                                  1,000            1,030
Service Corporate International
   6.000%, 12/15/05                                   1,000              920
Six Flags,
 Callable 02/01/06 @ 104.44
   8.875%, 02/01/10 (A) (B)                             500              508
Time Warner Telecom LLC,
 Callable 07/15/03 @ 104.87
   9.750%, 07/15/08                                     500              335
Tricon Global Restaurant
   8.875%, 04/15/11                                   1,000            1,070
United Rentals, Series B,
 Callable 04/15/05 @ 105.37
   10.750%, 04/15/08                                    500              546
                                                                    --------
                                                                      24,062
                                                                    --------
TRANSPORTATION - 2.7%
Continental Airlines, Series 01-1
   7.033%, 06/15/11                                     985              892
Northwest Airlines
   9.875%, 03/15/07                                     500              491
                                                                    --------
                                                                       1,383
                                                                    --------
UTILITIES - 10.4%
AES
   9.375%, 09/15/10                                     500              393
Allegiance Telecom,
 Callable 05/15/03 @ 106.44
   12.875%, 05/15/08                                    500              210
Calpine
   8.500%, 02/15/11                                     500              398
CMS Energy
   8.500%, 04/15/11                                   1,000            1,035
Crown Castle,
 Callable 08/01/05 @ 105.37
   10.750%, 08/01/11                                  1,000              895
Mission Energy Holdings
   13.500%, 07/15/08                                    500              545
Panamsat,
 Callable 02/01/07 @ 104.25
   8.500%, 02/01/12 (A) (B)                           1,000              990
Triton PCS,
 Callable 11/15/06 @ 104.38
   8.750%, 11/15/11                                   1,000              940
                                                                    --------
                                                                       5,406
                                                                    --------

HIGH YIELD BOND FUND (CONCLUDED)

DESCRIPTION                                PAR (000)/SHARES      VALUE (000)
----------------------------------------   ----------------   --------------
YANKEE - 1.0%
Biovail, Callable 04/01/06 @ 103.94
   7.875%, 04/01/10                                $    500         $    494
                                                                    --------
TOTAL HIGH YIELD CORPORATE BONDS                                      45,591
                                                                    --------
CORPORATE BONDS - 3.6%
MANUFACTURING - 3.6%
Nortel Networks
   6.125%, 02/15/06                                     500              373
Phelps Dodge
   8.750%, 06/01/11                                     500              485
Pulte Homes
   7.875%, 08/01/11                                   1,000            1,002
                                                                    --------
TOTAL CORPORATE BONDS                                                  1,860
                                                                    --------
MUTUAL FUNDS - 3.8%
OPEN END FUNDS - 3.8%
Goldman Sachs High Yield Fund                           135            1,002
Northeast Investors Trust                               125              960
                                                                    --------
TOTAL MUTUAL FUNDS                                                     1,962
                                                                    --------
U.S. GOVERNMENT & AGENCY SECURITIES - 2.0%
U.S. TREASURY SECURITIES - 2.0%
U.S. Treasury Notes
   5.750%, 11/15/05                                     500              520
   5.500%, 05/15/09                                     500              506
                                                                    --------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES                              1,026
                                                                    --------
RELATED PARTY MONEY MARKET FUND - 0.4%
First American Prime Obligations Fund (D)           232,630              233
                                                                    --------
TOTAL RELATED PARTY MONEY MARKET FUND                                    233
                                                                    --------
TOTAL INVESTMENTS - 97.8%
   (Cost $51,253)                                                     50,672
                                                                    --------
OTHER ASSETS AND LIABILITIES, NET - 2.2%                               1,163
                                                                    --------
TOTAL NET ASSETS - 100.0%                                           $ 51,835
                                                                    --------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(B) Securities considered illiquid or restricted. See also the notes to the financial statements.
(C) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rates disclosed represent current yields at March 31, 2002, based upon the estimated timing and amount of future interest and principal payments.
(D) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

(12      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

INTERMEDIATE TERM BOND FUND

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
U.S. GOVERNMENT & AGENCY SECURITIES - 44.4%
U.S. AGENCY DEBENTURES - 17.5%
FFCB
   4.250%, 07/01/03                               $  10,000        $  10,116
   6.100%, 11/04/04                                   6,350            6,612
   5.750%, 09/01/05                                   5,000            5,141
   5.930%, 06/10/08                                   3,000            3,046
   5.870%, 09/02/08                                   3,000            3,025
   5.240%, 10/01/08                                   5,000            4,874
FHLB
   4.500%, 07/07/03                                  10,000           10,149
   6.250%, 08/13/04                                   3,000            3,135
   6.060%, 05/24/06                                   5,000            5,183
   6.090%, 06/02/06                                   4,000            4,146
   6.375%, 08/15/06                                   6,000            6,283
   5.795%, 06/19/08                                   5,500            5,546
   5.890%, 06/30/08                                   3,000            3,040
   5.540%, 01/08/09                                   4,500            4,451
   7.375%, 02/12/10                                   3,000            3,277
FHLMC
   5.750%, 07/15/03                                  10,000           10,307
   6.875%, 01/15/05                                   8,000            8,496
   5.950%, 01/19/06                                   6,000            6,203
   6.000%, 06/15/11                                   4,000            3,986
   5.500%, 09/15/11                                  14,000           13,454
FNMA
   6.250%, 11/15/02                                   5,000            5,120
   4.750%, 11/14/03                                  15,000           15,257
   5.125%, 02/13/04                                   5,000            5,112
   6.400%, 09/27/05                                   6,000            6,296
   6.000%, 12/15/05                                     375              389
TVA
   6.000%, 09/24/02                                   5,000            5,092
   6.375%, 06/15/05                                   8,000            8,324
                                                                   ---------
                                                                     166,060
                                                                   ---------
U.S. TREASURIES - 26.9%
U.S. Treasury Bonds
   11.625%, 11/15/02                                  5,000            5,285
   13.750%, 08/15/04                                  8,000            9,760
   9.875%, 11/15/15                                  23,000           31,583
U.S. Treasury Bond (STRIPS)
   11.625%, 11/15/04                                 74,900           67,086
U.S. Treasury Notes
   5.500%, 03/31/03                                  14,000           14,388
   5.500%, 05/31/03                                   5,000            5,148
   7.250%, 05/15/04                                   5,000            5,350
   5.500%, 05/15/09                                   2,500            2,532
   11.250%, 02/15/15                                 57,250           85,310
   5.500%, 08/15/28                                  31,000           28,894
                                                                   ---------
                                                                     255,336
                                                                   ---------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES                            421,396
                                                                   ---------

INTERMEDIATE TERM BOND FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
CORPORATE BONDS - 34.2%
CONSUMER GOODS - 0.8%
Brown-Forman
   7.380%, 05/10/05                                $  1,000         $  1,067
Campbell Soup
   6.900%, 10/15/06                                   1,000            1,046
Cendant
   7.750%, 12/01/03                                   1,880            1,930
Coca-Cola Enterprises
   6.700%, 10/15/36                                   2,000            2,076
General Mills
   8.900%, 03/15/06                                   1,000            1,113
Proctor & Gamble
   8.000%, 11/15/03                                      50               53
                                                                    --------
                                                                       7,285
                                                                    --------
ENERGY - 2.2%
Conoco
   5.900%, 04/15/04                                   6,500            6,674
Dynegy
   6.875%, 07/15/02                                   7,100            7,064
El Paso Energy
   6.750%, 05/15/09                                   5,000            4,840
Texaco Capital
   7.090%, 02/01/07                                   1,000            1,037
Union Texas Petroleum
   8.500%, 04/15/07                                   1,000            1,119
                                                                    --------
                                                                      20,734
                                                                    --------
FINANCE - 17.2%
ABN AMRO
   7.250%, 05/31/05                                   1,600            1,693
   7.550%, 06/28/06                                   5,000            5,338
Aetna Services
   6.750%, 09/15/13                                   1,375            1,401
Amsouth Bancorp
   7.750%, 05/15/04                                   1,500            1,590
Associated P&C Holdings
   6.750%, 07/15/03                                   1,500            1,540
Associates
   6.875%, 02/01/03                                      50               52
   7.230%, 05/17/06                                   1,000            1,055
Banco Santander
   6.500%, 11/01/05                                   3,450            3,491
Bank of America
   10.000%, 02/01/03                                  2,000            2,113
   7.125%, 09/15/06                                   5,000            5,330
Bank of Boston
   6.375%, 04/15/08                                   1,450            1,431
Bank of Oklahoma
   7.125%, 08/15/07                                   1,300            1,315
Bank One
   6.625%, 04/15/03                                      50               51
Bankers Trust
   8.125%, 05/15/02                                   6,000            6,043
   7.250%, 01/15/03                                     500              516
Bear Stearns
   6.250%, 07/15/05                                     150              152
   6.875%, 10/01/05                                   5,000            5,175
Boatmens
   8.625%, 11/15/03                                     400              429
Chase Manhattan
   7.125%, 03/01/05                                     500              516

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      13)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
Cigna
   7.400%, 01/15/03                                 $ 3,075          $ 3,156
Credit Suisse First Boston
   5.875%, 08/01/06                                   3,500            3,531
Donaldson, Lufkin & Jenrette
   5.875%, 04/01/02                                   3,000            3,000
Dresdner Bank
   7.250%, 09/15/15                                     650              669
Exxon Capital
   6.625%, 08/15/02                                     100              102
First Chicago
   7.625%, 01/15/03                                   5,000            5,148
GE Capital Mortgage Service
   8.750%, 05/21/07                                   5,000            5,640
Goldman Sachs
   6.250%, 02/01/03                                   5,000            5,132
Heller Financial
   6.375%, 03/15/06                                   7,000            7,221
Household Finance
   6.500%, 01/24/06                                   5,000            4,998
International Lease Finance
   5.700%, 11/03/03                                   2,000            2,023
John Deere Capital
   5.520%, 04/30/04                                   3,000            3,037
Key Bank
   7.000%, 02/01/11                                   4,000            4,050
Lehman Brothers Holdings
   8.750%, 05/15/02                                     800              806
   11.625%, 05/15/05                                  2,450            2,879
Lehman Brothers Holdings,
 Putable 08/01/03 @ 100
   7.500%, 08/01/26                                   5,025            5,192
Merrill Lynch
   5.750%, 11/04/02                                   7,000            7,139
   8.000%, 06/01/07                                     500              546
Midland Bank
   6.950%, 03/15/11                                   4,225            4,271
Morgan Stanley Dean Witter
   5.800%, 04/01/07                                   2,000            1,990
National Bank of Hungary
   8.875%, 11/01/13                                   1,350            1,556
National Rural Utilities
   6.650%, 10/01/05                                     100              102
National Westminster Bank
   9.375%, 11/15/03                                   1,700            1,835
Nationsbank
   7.750%, 08/15/04                                     500              536
   6.875%, 02/15/05                                     600              625
NCNB
   10.200%, 07/15/15                                  2,380            2,980
Newcourt Credit Group
 Series A
   7.125%, 12/17/03                                   1,785            1,785
 Series B
   6.875%, 02/16/05                                   6,800            6,596
Norwest Financial
   6.125%, 08/01/03                                      50               52
Paine Webber
   7.115%, 01/27/04                                   3,000            3,152
   8.875%, 03/15/05                                     500              544
Principal Financial
   8.200%, 08/15/09                                   4,500            4,855

INTERMEDIATE TERM BOND FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
Safeco
   7.875%, 04/01/05                               $   1,000        $   1,022
Salomon Smith Barney Holdings
   6.750%, 02/15/03                                   1,100            1,134
   5.875%, 03/15/06                                   3,500            3,536
Sanwa Bank
   7.400%, 06/15/11                                   2,000            1,745
St. Paul Companies
   7.490%, 11/06/02                                      25               26
   7.500%, 12/20/02                                      50               51
Standard Federal Bancorp
   7.750%, 07/17/06                                   2,155            2,307
Suntrust Banks
   6.125%, 02/15/04                                   3,000            3,111
Synovus Financial
   6.125%, 10/15/03                                   3,000            3,101
Unitedhealth Group
   6.600%, 12/01/03                                   5,000            5,175
Wells Fargo
   8.375%, 05/15/02                                     300              302
   9.125%, 02/01/04                                   3,000            3,267
Westdeutsche Landesbank
   6.750%, 06/15/05                                   3,000            3,129
Wharf Capital International
   8.875%, 11/01/04                                     800              869
                                                                   ---------
                                                                     163,154
                                                                   ---------
MANUFACTURING - 5.3%
Applied Materials
   7.000%, 09/06/05                                   1,000            1,036
Computer Associates
   6.250%, 04/15/03                                     275              260
DaimlerChrysler
   7.750%, 05/27/03                                   3,000            3,100
Dupont
   8.125%, 03/15/04                                   1,000            1,069
Electronic Data Systems
   7.125%, 10/15/09                                   5,000            5,185
Ford Motor Credit
   7.500%, 01/15/03                                     800              813
   6.125%, 03/20/04                                   5,000            4,977
   7.600%, 08/01/05                                   5,000            5,088
General Motors Acceptance
   5.750%, 11/10/03                                   1,000            1,007
   6.150%, 04/05/07                                   6,500            6,367
Honeywell International
   7.000%, 03/15/07                                   6,250            6,529
Lubrizol
   5.875%, 12/01/08                                   1,000              942
McDonnell Douglas
   6.875%, 11/01/06                                   5,000            5,093
Praxair
   6.900%, 11/01/06                                   1,000            1,044
Raytheon
   6.150%, 11/01/08                                   1,000              960
Toll Road Investors
   0.000%, 02/15/04 (A) (D)                           4,800            4,358
Tyco International
   4.950%, 08/01/03                                   3,000            2,857
                                                                   ---------
                                                                      50,685
                                                                   ---------
The accompanying notes are an integral part of the financial statements.

(14      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
REAL ESTATE - 0.5%
Eop Operating
   7.000%, 07/15/11                                $  3,000         $  2,976
Security Capital Group
   7.750%, 11/15/03                                   1,700            1,786
                                                                    --------
                                                                       4,762
                                                                    --------
SERVICES - 2.6%
Bristol-Myers Squibb
   4.750%, 10/01/06                                   1,725            1,684
Continental Cablevision,
 Callable 08/01/05 @ 104.75
   9.500%, 08/01/13                                   4,525            5,001
Dayton Hudson
   5.875%, 11/01/08                                   5,000            4,981
Hertz
   6.300%, 11/15/06                                   4,000            4,029
Sears Roebuck
   6.540%, 02/20/03                                   2,000            2,043
Wal-Mart Stores
   6.500%, 06/01/03                                     100              104
   3.250%, 09/29/03                                   5,000            4,978
   7.500%, 05/15/04                                     600              640
Walt Disney
   6.750%, 03/30/06                                   1,000            1,030
                                                                    --------
                                                                      24,490
                                                                    --------
TRANSPORTATION - 0.9%
Air 2 US
   10.127%, 10/01/20                                  1,000              758
America West Airlines
   8.540%, 01/02/06                                   1,347            1,181
Continental Airlines, Series 974C
   6.800%, 07/02/07                                   1,213            1,147
Federal Express
   7.890%, 09/23/08                                     647              691
   9.650%, 06/15/12                                   1,500            1,785
Northwest Airlines
   8.130%, 02/01/14                                     768              682
United Airlines
   7.270%, 01/30/13                                   2,840            2,337
                                                                    --------
                                                                       8,581
                                                                    --------
UTILITIES - 3.7%
AT&T
   6.750%, 04/01/04                                   1,150            1,169
   7.000%, 05/15/05                                     100              100
British Telecom
   8.375%, 12/15/10                                   1,000            1,084
Conectiv
   6.730%, 06/01/06                                   3,000            3,060
FPL Group Capital
   7.625%, 09/15/06                                   1,500            1,598
France Telecom
   8.250%, 03/01/11                                   1,000            1,018
GTE California
   6.700%, 09/01/09                                   1,000            1,008
Metronet Communications,
 Callable 06/15/03 @ 104.98
   9.950%, 06/15/08                                   2,000              320
 Callable 11/01/03 @ 105.31
   10.625%, 11/01/08                                  2,000              380
Oneok
   7.750%, 08/15/06                                   1,100            1,155

INTERMEDIATE TERM BOND FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
Pacific Bell
   7.250%, 07/01/02                               $   1,065        $   1,077
PG&E
   6.250%, 08/01/03                                      50               50
PSI Energy
   7.850%, 10/15/07                                   1,600            1,650
Qwest Capital Funding
   7.000%, 08/03/09                                   2,000            1,634
Southwestern Bell
   6.560%, 11/15/05                                   1,000            1,035
Sprint Capital
   5.700%, 11/15/03                                   5,000            4,821
Vodafone Group
   7.625%, 02/15/05 (A)                               3,500            3,717
Worldcom
   7.875%, 05/15/03                                   3,500            3,432
   6.250%, 08/15/03                                   1,000              956
   6.500%, 05/15/04                                   1,190            1,091
XCEL Energy
   7.000%, 12/01/10                                   5,000            4,871
                                                                   ---------
                                                                      35,226
                                                                   ---------
YANKEE - 1.0%
Corp Andina De Fomento
   7.750%, 03/01/04                                     750              792
Ford Capital BV
   9.875%, 05/15/02                                     175              176
Hydro-Quebec
   11.750%, 02/01/12                                  2,250            3,131
Korea Electric Power
   8.000%, 07/01/02                                   3,000            3,030
Norsk Hydro
   9.000%, 04/15/12                                   1,350            1,568
Pohang Iron & Steel
   7.125%, 07/15/04                                     875              913
                                                                   ---------
                                                                       9,610
                                                                   ---------
TOTAL CORPORATE BONDS                                                324,527
                                                                   ---------
ASSET-BACKED SECURITIES - 6.0%
AUTOMOBILES - 0.8%
Capital One Auto Finance Trust
 Series 2001-A, Class A4
   5.400%, 05/15/08                                   5,000            5,097
Honda Auto Lease Trust
 Series 1999-A, Class A5
   6.650%, 07/15/05                                   2,050            2,079
                                                                   ---------
                                                                       7,176
                                                                   ---------
COMMERCIAL - 0.5%
Morgan Stanley Capital Investments
 Series 1999-FNV1, Class A1
   6.120%, 03/15/31                                   4,665            4,771
                                                                   ---------
CREDIT CARDS - 1.1%
Chemical Master Credit Card Trust
 Series 1995-3, Class A
   6.230%, 04/15/05                                     633              642
Citibank Credit Card Master Trust
 Series 1997-6, Class A
   0.000%, 08/15/06 (D)                               1,875            1,691
MBNA Master Credit Card Trust
 Series 1998-D, Class A
   5.800%, 12/15/05                                   3,000            3,093

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      15)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
Sears Credit Account Master Trust
 Series 2000-1, Series A
   7.250%, 11/15/07                                $  5,000         $  5,223
                                                                    --------
                                                                      10,649
                                                                    --------
HOME EQUITY - 2.7%
Advanta Home Equity Loan Trust
 Series 1993-1, Class A1
   5.950%, 03/25/09                                     313              315
 Series 1998-1, Class A2
   5.950%, 05/25/09                                     420              414
Advanta Mortgage Loan Trust
 Series 1997-1, Class A5
   7.350%, 05/25/27                                     867              895
AFC Home Equity Loan Trust
 Series 1993-4, Class 1A
   5.800%, 02/26/24                                     970              969
 Series 1996-4, Class 1A7
   6.860%, 03/25/27                                   1,722            1,782
Amresco Residential Security Mortgage
 Series 1997-3, Class A9
   6.960%, 03/25/27                                   2,444            2,505
Contimortgage Home Equity Loan Trust
 Series 1997-5, Class A5
   6.630%, 12/15/20                                   2,950            3,026
 Series 1997-2, Class A9
   7.090%, 04/15/28                                     757              778
 Series 1997-3, Class A9
   7.120%, 08/15/28                                   2,389            2,463
Delta Funding Home Equity Loan Trust
 Series 1997-4, Class A5F
   6.670%, 01/25/28                                   1,538            1,585
EQCC Home Equity Loan Trust
 Series 1994-1, Class A
   5.800%, 03/15/09                                     527              527
 Series 1996-1, Class A4
   6.560%, 03/15/23                                   1,604            1,638
 Series 1997-1, Class A7
   7.120%, 05/15/28                                   1,542            1,602
Mellon Residential Funding
 Series 2001-HEIL1, Class A3
   5.945%, 02/25/11                                   5,000            5,099
Prudential Securities Financial
 Series 1993-8, Class A
   5.775%, 11/15/14                                     766              778
 Series 1994-5, Class A1
   5.660%, 05/25/24                                     784              788
Residential Asset Securities
 Series 1998-KS1, Class AI9
   6.440%, 03/25/28                                     832              849
                                                                    --------
                                                                      26,013
                                                                    --------
MANUFACTURED HOUSING - 0.9%
Green Tree Financial
 Series 1994-4, Class A4
   7.950%, 07/15/19                                     230              234
 Series 1996-9, Class A5
   7.200%, 01/15/28                                   3,174            3,271
Green Tree Home Improvement Loan Trust
 Series 1997-E, Class HEA6
   6.620%, 01/15/29                                   4,957            5,108
                                                                    --------
                                                                       8,613
                                                                    --------
TOTAL ASSET-BACKED SECURITIES                                         57,222
                                                                    --------

INTERMEDIATE TERM BOND FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 5.8%
FIXED RATE - 5.8%
FHLMC Gold Pool
   5.500%, 09/01/06, #G40394                       $  5,283         $  5,288
   5.500%, 03/01/16, #E00960                          9,043            8,837
   6.000%, 04/01/29, #C00748                          3,860            3,766
   6.000%, 03/01/31, #C48827                          4,549            4,416
FNMA Pool
   6.000%, 07/01/06, #252632                          2,238            2,270
   6.000%, 08/01/08, #050776                            626              635
   5.500%, 02/01/14, #440780                          6,064            5,977
   6.000%, 02/01/16, #535791                          8,301            8,281
   5.500%, 04/01/16, #572856                          4,525            4,418
   10.000%, 11/01/18, #050145                           419              468
   9.000%, 12/01/20, #303753                            515              547
   9.500%, 06/01/21, #341727                            296              327
   6.000%, 05/01/29, #323715                          3,919            3,821
   6.000%, 03/01/31, #570874                          4,779            4,635
GNMA Pool
   9.000%, 08/15/21, #312046                            798              868
   9.000%, 05/20/25, #002007                            192              206
   8.500%, 07/20/25, #002038                            363              386
                                                                    --------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES               55,146
                                                                    --------
CMO - U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 4.6%
FIXED RATE - 4.6%
FHLMC
 Series 1902, Class C
   7.000%, 05/15/03                                     682              695
 Series 1551, Class E
   6.500%, 09/15/07                                      68               69
 Series 1606, Class H
   6.000%, 11/15/08                                   5,085            5,174
 Series 2389, Class VA
   6.000%, 02/15/11                                   4,896            4,948
 Series 2358, Class PA
   6.000%, 06/15/11                                   5,000            5,114
 Series 1167, Class E
   7.500%, 11/15/21                                     203              210
 Series 1286, Class A
   6.000%, 05/15/22                                     612              617
 Series 1633, Class PK
   6.000%, 09/15/22                                   5,000            5,121
 Series 2166, Class AC
   6.500%, 03/15/26                                   5,020            5,090
FNMA
 Series 1996-57, Class E
   7.000%, 06/25/03                                     615              626
 Series 1993-83, Class VD
   6.500%, 07/25/04                                   4,539            4,653
 Series 1993-55, Class J
   6.500%, 11/25/07                                     984            1,014
 Series 1990-89, Class K
   6.500%, 07/25/20                                     117              117
 Series 1996-10, Class C
   6.500%, 12/25/23                                   4,712            4,795
GNMA
 Series 2001-62, Class VK
   6.500%, 01/16/11                                   4,898            5,015
                                                                    --------
TOTAL CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES                                                           43,258
                                                                    --------
The accompanying notes are an integral part of the financial statements.

(16      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

INTERMEDIATE TERM BOND FUND (CONCLUDED)

DESCRIPTION                                    PAR(000)/SHARES   VALUE (000)
--------------------------------------------   ---------------   -----------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 2.4%
FIXED RATE - 2.1%
HSBC Mortgage Loan Trust
 Series 2000-HSB1, Class A3,
 Callable 07/15/04 @ 100
   7.110%, 12/16/30                               $   3,107        $   3,168
Impac Secured Assets CMN Owner Trust
 Series 2000-5, Class A2
   6.730%, 08/25/26 (C)                               3,382            3,416
MDC Asset Investors Trust
 Series VIII, Class 8
   7.750%, 09/25/17                                     263              265
Northwest Asset Securities
 Series 1999-15, Class A1
   6.250%, 06/25/14                                   4,832            4,880
Salomon Brothers Mortgage Securities
 Series 1986-1, Class A
   6.000%, 12/25/11                                     479              481
Washington Mutual
 Series 1999-WM2, Class 2A
   7.000%, 11/19/14                                   3,039            3,133
 Series 2001-AR6, Class A2
   3.320%, 01/26/32                                   4,624            4,612
Westam Mortgage Financial
 Series 11, Class A
   6.360%, 08/26/20                                     332              335
                                                                   ---------
                                                                      20,290
                                                                   ---------
Z-BOND (B) - 0.3%
GE Capital Mortgage Services
 Series 1994-6, Class A9
   6.500%, 09/25/22                                   2,996            3,033
                                                                   ---------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES                        23,323
                                                                   ---------
RELATED PARTY MONEY MARKET FUND - 2.3%
First American Prime Obligations Fund (E)        21,451,628           21,452
                                                                   ---------
TOTAL RELATED PARTY MONEY MARKET FUND                                 21,452
                                                                   ---------
TOTAL INVESTMENTS - 99.7%
   (Cost $937,990)                                                   946,324
                                                                   ---------
OTHER ASSETS AND LIABILITIES, NET - 0.3%                               3,194
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                          $ 949,518
                                                                   ---------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(B) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated future cash flows.
(C) Securities considered illiquid or restricted. See also the notes to the financial statements.
(D) Principal only.
(E) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
STRIPS - Separate Trading of Registered Interest and Principal of Securities
TVA - Tennessee Valley Authority

SHORT TERM BOND FUND

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
ASSET-BACKED SECURITIES - 30.7%
AUTOMOBILES - 6.1%
Auto Bond Receivables Trust
 Series 1993-I, Class A
   6.125%, 11/15/21 (A) (B) (C)                    $    106         $     --
Capital Auto Receivables Asset Trust
 Series 2001-2, Class A3
   4.600%, 09/15/05                                   1,500            1,522
Capital One Auto Finance Trust
 Series 2001-A, Class A4
   5.400%, 05/15/08                                   3,000            3,058
Chase Manhattan Auto Owner Trust
 Series 2001-A, Class A3
   4.550%, 08/15/05                                   2,000            2,026
Daimler Chrysler Auto Trust
 Series 2000-E, Class A3
   6.110%, 11/08/04                                   6,500            6,704
 Series 2000-D, Class A3
   6.660%, 01/08/05                                   4,000            4,119
Ford Credit Auto Owner Trust
 Series 2000-G, Class A4
   6.620%, 07/15/04                                   2,000            2,058
 Series 2001-B, Class A5
   5.360%, 06/15/05                                   3,000            3,067
Honda Auto Lease Trust
 Series 1999-A, Class A5
   6.650%, 07/15/05                                   2,391            2,425
Household Automotive Trust
 Series 2001-2, Class A3
   4.830%, 03/17/06                                   3,000            3,050
WFS Financial Owner Trust
 Series 1999-A ,Class A4
   5.700%, 11/20/03                                   1,218            1,233
                                                                    --------
                                                                      29,262
                                                                    --------
CREDIT CARDS - 10.4%
Capital One Master Trust
 Series 1998-4, Class A
   5.430%, 01/15/07                                   5,000            5,124
 Series 2001-7A, Class A
   3.850%, 08/15/07                                   5,000            4,916
Citibank Credit Card Issuance Trust
 Series 2001-A8, Class A8
   4.100%, 12/07/06                                   3,700            3,653
Dayton Hudson Credit Card Master Trust
 Series 1998-1, Class A
   5.900%, 05/25/06                                   3,570            3,674
Discover Card Master Trust
 Series 2000-9, Class A
   6.350%, 01/15/06                                   2,000            2,073
 Series 1993-3, Class A
   6.200%, 05/16/06                                   2,200            2,283
 Series 2001-5, Class A
   5.300%, 11/15/06                                   4,980            5,086
 Series 1999-6, Class A
   6.850%, 07/15/07                                   5,000            5,262
Household Private Label Credit Card Trust
 Series 2001-2, Class A
   4.950%, 06/16/08                                   2,000            2,020
MBNA Master Credit Card Trust
 Series 1997-I, Class A
   6.550%, 01/15/07                                   3,500            3,666

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      17)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
 Series 1999-M, Class A
   6.600%, 04/16/07                                $  2,000         $  2,091
Sears Credit Account Master Trust
 Series 1999-2, Class A
   6.350%, 02/16/07                                   2,842            2,895
 Series 1999-3, Class A
   6.450%, 11/17/09                                   2,000            2,084
Travelers Bank Credit Card Master Trust
 Series 1998-1, Class A
   6.000%, 01/18/05                                   5,000            5,138
                                                                    --------
                                                                      49,965
                                                                    --------
EQUIPMENT LEASES - 1.4%
CIT Equipment Collateral
 Series 2001-1, Class A3
   5.230%, 10/20/04                                   2,000            2,038
 Series 2001-A, Class A4
   4.840%, 09/20/12                                   2,500            2,494
First Sierra Receivables
 Series 2000-2, Class A3
   7.490%, 12/18/03                                   2,237            2,283
                                                                    --------
                                                                       6,815
                                                                    --------
HOME EQUITY - 9.9%
Advanta Home Equity Loan Trust
 Series 1992-3, Class A1
   6.050%, 09/25/08                                     403              406
 Series 1993-2, Class A2
   6.150%, 10/25/09                                     593              593
 Series 1993-4, Class A1
   5.500%, 03/25/10                                     656              659
 Series 1998-2, Class A12
   6.330%, 08/25/19                                   4,000            4,068
AFC Home Equity Loan Trust
 Series 1993-1, Class A
   5.900%, 05/20/08                                     676              677
 Series 1993-4, Class 1A
   5.800%, 02/26/24                                     667              666
 Series 1994-1, Class 1A
   6.400%, 05/25/24                                     629              625
 Series 1997-2, Class 1A5
   6.970%, 06/25/27                                   1,551            1,610
Bank One Home Equity Trust
 Series 1999-2, Class A3
   6.940%, 06/25/29                                   3,745            3,820
Chase Funding
 Series 1998-1, Class IA4
   6.340%, 04/25/25                                   5,000            5,113
Contimortgage Home Equity Loan Trust
 Series 1998-2, Class A7
   6.570%, 03/15/23                                   2,000            2,054
Equivantage Home Equity Loan Trust
 Series 1996-1, Class A
   6.550%, 10/25/25                                   1,141            1,172
 Series 1996-4, Class A
   6.750%, 01/25/28                                   2,540            2,608
FHLMC
 Series T-22, Class A3
   6.810%, 12/25/21                                   4,375            4,451
GE Capital Mortgage Services
 Series 1996-HE1, Class A4
   7.300%, 02/25/25                                   1,149            1,168

SHORT TERM BOND FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
 Series 1998-9, Class A2
   6.500%, 05/25/28                               $   2,000        $   2,037
GE Home Equity Loan Trust
 Series 1991-1, Class B
   8.700%, 09/15/11                                     808              809
Money Store Home Equity Trust
 Series 1993-B, Class A2
   6.975%, 07/15/08                                     359              373
 Series 1993-B, Class A3
   6.100%, 05/15/22                                     754              770
 Series 1994-A, Class A4
   6.275%, 12/15/22                                   1,503            1,539
 Series 1996-C, Class A6
   7.690%, 05/15/24                                   4,205            4,316
 Series 1996-D, Class A7
   7.110%, 04/15/25                                   4,348            4,447
 Series 1994-1, Class A4
   6.900%, 07/15/38                                     795              816
Prudential Securities Financial
 Series 1994-5, Class A1
   5.660%, 05/25/24                                     641              645
Residential Asset Securities
 Series 2000-KS1, Class AI2
   7.700%, 05/25/21                                   1,318            1,322
 Series 2000-R33, Class AI2
   7.540%, 09/25/30                                     775              778
UCFC Home Equity Loan
 Series 1996-C1, Class A4
   7.475%, 03/15/20                                      66               67
                                                                   ---------
                                                                      47,609
                                                                   ---------
MANUFACTURED HOUSING - 1.3%
BankAmerica Manufactured Housing Contract
 Series 1997-2, Class A6
   6.470%, 04/10/15                                   2,585            2,643
Oakwood Mortgage Investors
 Series 1999-A, Class A2
   5.890%, 04/15/29                                   3,181            3,248
                                                                   ---------
                                                                       5,891
                                                                   ---------
RECREATIONAL VEHICLES - 1.6%
Distribution Financial Services RV Trust
 Series 1999-3, Class A4
   6.650%, 03/15/11                                   2,600            2,653
 Series 2001-1, Class A3
   4.740%, 05/15/13                                   5,000            4,972
                                                                   ---------
                                                                       7,625
                                                                   ---------
TOTAL ASSET-BACKED SECURITIES                                        147,167
                                                                   ---------
CORPORATE BONDS - 27.8%
CONSUMER GOODS - 2.3%
Colgate-Palmolive
   5.340%, 03/27/06                                   2,950            2,931
Conagra Foods
   7.500%, 09/15/05                                   3,660            3,871
Unilever Capital
   6.750%, 11/01/03                                   4,000            4,188
                                                                   ---------
                                                                      10,990
                                                                   ---------
FINANCE - 17.3%
American General Finance
   5.750%, 11/01/03                                   2,887            2,958
Associates
   5.800%, 04/20/04                                   4,998            5,132

The accompanying notes are an integral part of the financial statements.

(18      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
Bayerische Landesbank
   4.125%, 01/14/05                                $  5,000         $  4,927
Countrywide Funding, Series D
   6.875%, 09/15/05                                   1,500            1,541
Countrywide Home Loan, Series F
   6.510%, 02/11/05                                   1,500            1,545
Countrywide Home Loan, Series J
   5.250%, 06/15/04                                   2,000            2,018
Credit Suisse First Boston
   7.750%, 05/15/06                                   2,050            2,192
ERAC USA Finance
   6.375%, 05/15/03 (A)                               3,000            3,057
First Chicago
   6.875%, 06/15/03                                   3,000            3,107
Fleetboston Financial
   6.875%, 03/01/03                                     950              981
   7.125%, 04/15/06                                   2,425            2,531
Goldman Sachs
   6.625%, 12/01/04                                   1,500            1,565
Heller Financial
   6.000%, 03/19/04                                   4,000            4,122
Key Bank
   7.250%, 06/01/05                                   4,000            4,208
Lehman Brothers Holdings, Series E
   7.125%, 09/15/03                                   5,370            5,628
Lehman Brothers Holdings, Series F
   7.500%, 09/01/06                                   3,000            3,163
Marsh & McLennan
   6.625%, 06/15/04                                   4,132            4,314
MBNA America Bank
   6.875%, 07/15/04                                   4,000            4,113
Mellon Funding
   5.750%, 11/15/03                                   5,000            5,145
   7.500%, 06/15/05                                   2,100            2,257
Money Store
   7.300%, 12/01/02                                   1,350            1,383
Morgan Stanley Dean Witter
   7.750%, 06/15/05                                   2,500            2,682
Nationsbank, Series B
   6.200%, 08/15/03                                   2,775            2,850
Norwest Financial
   6.125%, 08/01/03                                   5,000            5,171
Paine Webber
   6.450%, 12/01/03                                   1,025            1,069
Reliastar Financial
   6.625%, 09/15/03                                   3,000            3,122
Society
   7.250%, 06/01/05                                   2,000            2,077
                                                                    --------
                                                                      82,858
                                                                    --------
MANUFACTURING - 1.7%
General Motors Acceptance
   7.500%, 07/15/05                                   5,000            5,195
IBM
   4.875%, 10/01/06                                   3,000            2,932
                                                                    --------
                                                                       8,127
                                                                    --------
SERVICES - 3.2%
Abbott Laboratories
   5.125%, 07/01/04                                   4,000            4,062
Target
   7.500%, 02/15/05                                   5,850            6,258

SHORT TERM BOND FUND (CONTINUED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
Wal-Mart Stores
   3.250%, 09/29/03                               $   5,000        $   4,971
                                                                   ---------
                                                                      15,291
                                                                   ---------
UTILITY - 0.6%
Sprint Capital (FON)
   7.625%, 06/10/02                                   3,000            3,014
                                                                   ---------
YANKEE - 2.7%
Diageo Capital
   6.125%, 08/15/05                                   6,090            6,191
Ford Capital BV
   9.875%, 05/15/02                                   1,450            1,461
Ontario, Province of Canada
   7.625%, 06/22/04                                   5,000            5,365
                                                                   ---------
                                                                      13,017
                                                                   ---------
TOTAL CORPORATE BONDS                                                133,297
                                                                   ---------
U.S. GOVERNMENT & AGENCY SECURITIES - 19.1%
U.S. AGENCY DEBENTURES - 16.8%
FHLB
   5.375%, 01/05/04                                   5,725            5,875
   5.250%, 02/13/04                                   7,000            7,171
   4.875%, 04/16/04                                  10,000           10,178
   4.875%, 05/14/04                                   2,000            2,034
   4.000%, 02/15/05                                   5,000            4,929
   5.375%, 02/15/06                                   5,000            5,065
   5.375%, 05/15/06                                   3,000            3,033
FHLMC
   7.000%, 07/15/05                                   3,500            3,740
   5.500%, 07/15/06                                   3,000            3,042
FNMA
   4.750%, 03/15/04                                   5,000            5,079
   6.500%, 08/15/04                                   6,000            6,305
   7.000%, 07/15/05                                  13,375           14,293
   4.375%, 10/15/06                                   5,000            4,827
SLMA
   5.000%, 06/30/04                                   5,000            5,099
                                                                   ---------
                                                                      80,670
                                                                   ---------
U.S. TREASURIES - 2.3%
U.S. Treasury Notes
   7.250%, 05/15/04                                   9,300            9,951
   6.500%, 10/15/06                                   1,000            1,066
                                                                   ---------
                                                                      11,017
                                                                   ---------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES                             91,687
                                                                   ---------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 10.9%
ADJUSTABLE RATE (B) - 5.4%
FHLMC Pool
   6.952%, 01/01/29, #846946                          2,650            2,745
   7.634%, 04/01/30, #972055                          3,107            3,224
   6.090%, 05/01/30, #847014                          2,669            2,701
FNMA Pool
   6.465%, 06/01/04, #375610                          4,763            4,902
   5.660%, 02/01/28, #415285                          1,942            1,992
GNMA Pool
   6.750%, 08/20/21, #8824                            1,438            1,485
   6.750%, 07/20/22, #8006                            1,628            1,683
   6.750%, 09/20/25, #8699                            1,114            1,152
   6.375%, 04/20/26, #8847                              998            1,027
   6.750%, 08/20/27, #80106                             412              425
   6.375%, 01/20/28, #80154                             557              567

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      19)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
   4.500%, 11/20/30, #80469                        $  2,112         $  2,129
   5.500%, 04/20/31, #80507                           1,963            1,995
                                                                    --------
                                                                      26,027
                                                                    --------
FIXED RATE - 5.5%
FHLMC
   7.750%, 07/01/09                                      33               35
FHLMC Gold Pool
   5.500%, 10/01/06, #M90680                          2,633            2,661
FNMA Pool
   6.500%, 12/01/03, #535694                          1,407            1,416
   6.775%, 06/01/31, #625338                          4,868            5,138
GNMA Pool
   9.000%, 05/15/16, #158777                            289              316
   9.000%, 04/15/21, #780398                            642              708
   10.000%, 02/15/25, #780081                           483              545
   5.250%, 05/20/29, #80283                           3,087            3,124
   5.250%, 06/20/29, #80291                           5,595            5,662
   4.500%, 08/20/31, #80535                           4,752            4,786
   5.500%, 02/20/32, #80580                           1,996            2,041
                                                                    --------
                                                                      26,432
                                                                    --------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES               52,459
                                                                    --------
CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 6.1%
FIXED RATE - 5.3%
FHLMC
 Series 2043, Class VB
   6.000%, 04/15/05                                   1,528            1,565
 Series 2344, Class QP
   5.250%, 12/15/05                                   3,000            3,051
 Series 2420, Class MQ
   4.500%, 12/15/07                                   9,600            9,488
 Series 2114, Class PC
   6.000%, 08/15/16                                   5,000            5,125
 Series 1022, Class J
   6.000%, 12/15/20
 Series 1759, Class E                                   265              269
   8.250%, 08/15/23                                     549              569
FNMA
 Series 1991-63, Class G
   6.950%, 05/25/06                                     121              123
 Series 1996-W4, Class A4
   6.743%, 12/25/11                                   2,450            2,484
 Series 1993-163, Class PK
   6.250%, 10/25/21                                   2,000            2,038
 Series 1992-150, Class MA
   5.500%, 09/25/22                                     907              901
                                                                    --------
                                                                      25,613
                                                                    --------
Z-BOND (D) - 0.8%
FHLMC
 Series 1541, Class Z
   6.750%, 11/15/21                                   3,584            3,675
                                                                    --------
TOTAL CMO - U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES                                           29,288
                                                                    --------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 3.1%
ADJUSTABLE RATE (B) - 1.2%
Merrill Lynch Mortgage Investors
 Series 1993-C, Class A4
   2.875%, 03/15/18                                   3,915            3,941

SHORT TERM BOND FUND (CONCLUDED)

DESCRIPTION                                    PAR(000)/SHARES   VALUE (000)
--------------------------------------------   ---------------   -----------
Patten
 Series 1995-1A
   3.225%, 09/01/13 (C)                           $      95        $      83
Sears Mortgage Securities
 Series 1993-11, Class T5
   6.998%, 07/25/23                                   1,788            1,825
                                                                   ---------
                                                                       5,849
                                                                   ---------
FIXED RATE - 1.9%
ABN AMRO Mortgage
 Series 1994-4, Class IA2
   6.500%, 06/25/29                                   4,979            5,054
Countrywide Mortgage Backed Securities
 Series 1993-B, Class A4
   6.750%, 11/25/23 (B)                                  24               24
First Boston Mortgage
 Series 1993-M1, Class 1A
   6.750%, 09/25/06                                   1,265            1,295
PNC Mortgage Securities
 Series 1998-2, Class 5A5
   6.625%, 03/25/28                                   2,000            2,029
 Series 1999-5, Class 1A1
   6.150%, 07/25/29                                     582              585
                                                                   ---------
                                                                       8,987
                                                                   ---------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES                        14,836
                                                                   ---------
MUNICIPAL BOND - 0.0%
Florida Housing Financial Agency
   8.625%, 08/01/02                                      50               51
                                                                   ---------
TOTAL MUNICIPAL BOND                                                      51
                                                                   ---------
COMMERCIAL PAPER - 0.2%
FINANCE - 0.2%
Eksportfinans ASA
   1.920%, 06/20/02                                     900              896
                                                                   ---------
TOTAL COMMERCIAL PAPER                                                   896
                                                                   ---------
RELATED PARTY MONEY MARKET FUND - 2.7%
First American Prime Obligations Fund (E) 13,107,963                  13,108
                                                                   ---------
TOTAL RELATED PARTY MONEY MARKET FUND                                 13,108
                                                                   ---------
TOTAL INVESTMENTS - 100.6%
   (Cost $481,773)                                                   482,789
                                                                   ---------
OTHER ASSETS AND LIABILITIES, NET - (0.6)%                            (2,831)
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                          $ 479,958
                                                                   ---------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(B) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2002.
(C) Securities considered illiquid or restricted. See also the notes to financial statements.
(D) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated future cash flows.
(E) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
SLMA - Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

(20      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STRATEGIC INCOME FUND

DESCRIPTION                                       PAR(000)(J)    VALUE (000)
--------------------------------------------   ---------------   -----------
HIGH YIELD CORPORATE BONDS - 40.9%
CONSUMER GOODS - 2.2%
Agrilink Foods,
 Callable 11/01/03 @ 105.938
   11.875%, 11/01/08                                $   500          $   522
Canandaigua Brands,
 Callable 03/01/04 @ 104.250
   8.500%, 03/01/09                                     500              512
Fleming, Series B,
 Callable 07/31/02 @ 105.310
   10.625%, 07/31/07                                  1,000            1,017
Ingles Markets,
 Callable 12/01/06 @ 104.440
   8.875%, 12/01/11 (A) (B)                             500              501
Playtex Family Products,
 Callable 06/01/06 @ 104.688
   9.375%, 06/01/11                                     500              530
Sealy Mattress, Series B,
 Callable 12/15/02 @ 105.437
   10.875%, 12/15/07 (C)                                500              489
Simmons,
 Callable 03/15/04 @ 105.125
   10.250%, 03/15/09                                    500              527
                                                                     -------
                                                                       4,098
                                                                     -------
ENERGY - 4.0%
Ocean Energy, Series B,
 Callable 07/15/02 @ 104.438
   8.875%, 07/15/07                                   1,000            1,047
Parker Drilling, Series D,
 Callable 05/28/02 @ 104.870
   9.750%, 11/15/06                                   1,000            1,027
Petrobas International
   9.750%, 07/06/11                                     850              875
Petroplus Funding,
 Callable 10/15/05 @ 105.250
   10.500%, 10/15/10 (A) (B) (D)                   EU 2,750            2,483
Pogo Producing, Series B,
 Callable 05/15/02 @ 104.375
   8.750%, 05/15/07                                     500              516
Swift Energy,
 Callable 08/01/04 @ 105.120
   10.250%, 08/01/09                                  1,000            1,035
Vintage Petroleum,
 Callable 05/24/02 @ 104.310
   8.625%, 02/01/09                                     500              475
                                                                     -------
                                                                       7,458
                                                                     -------
FINANCE - 4.0%
Bluewater Finance,
 Callable 02/15/08 @ 105.120
   10.250%, 02/15/12 (A) (B)                          1,300            1,352
Cellco Finance,
 Callable 08/01/02 @ 107.500
   15.000%, 08/01/05 (D)                                900              855
Finova Group
   7.500%, 11/15/09                                   1,000              360
Golden State Holdings
   7.125%, 08/01/05                                   1,000              991
Sovereign Bancorp
   10.500%, 11/15/06                                  1,000            1,079
United Rentals, Series B,
 Callable 01/15/04 @ 104.625
   9.250%, 01/15/09                                   1,000            1,015

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                       PAR(000)(J)    VALUE (000)
--------------------------------------------   ---------------   -----------
Yell Finance BV,
 Callable 08/01/06 @ 105.370
   10.750%, 08/01/11                                $ 1,000          $ 1,090
 Callable 08/01/06 @ 106.750
   13.500%, 08/01/11 (C)                              1,000              670
                                                                     -------
                                                                       7,412
                                                                     -------
MANUFACTURING - 5.2%
Aftermarket Technology,
 Callable 04/08/02 @ 102.000
   12.000%, 08/01/04 (A)                                412              420
AK Steel,
 Callable 05/24/02 @ 104.560
   9.125%, 12/15/06                                   1,000            1,042
American Standard
   7.375%, 02/01/08                                   1,000            1,010
Applied Extrusion Technologies, Series B,
 Callable 07/01/06 @ 105.370
   10.750%, 07/01/11 (A)                                500              527
Buckeye Technologies,
 Callable 09/15/02 @ 103.080
   9.250%, 09/15/08                                   1,000              850
Collins & Aikman Products,
 Callable 05/24/02 @ 105.750
   11.500%, 04/15/06                                    425              392
Diamond Brands Operating,
 Callable 04/15/03 @ 105.063
   10.125%, 04/15/08 (B) (E)                             50               --
Glenoit, Callable 04/15/02 @ 105.500
   11.000%, 04/15/07 (B) (E)                            100               --
Lear, Series B
   8.110%, 05/15/09                                   1,000            1,030
Lyondell Chemical,
 Callable 05/01/04 @ 105.440
   10.875%, 05/01/09                                  1,000              960
Owens-Brockway Glass Container,
 Callable 02/15/06 @ 104.440
   8.875%, 02/15/09 (A)                               1,000            1,012
Polymer Group, Series B,
 Callable 03/01/03 @ 104.375
   8.750%, 03/01/08 (E)                                 500              150
Schuler Homes,
 Callable 07/15/05 @ 104.69
   9.375%, 07/15/09                                   1,000            1,045
Sequa
   9.000%, 08/01/09                                   1,000            1,000
Telecommunications Techniques,
 Callable 05/15/03 @ 104.875
   9.750%, 05/15/08                                     725              196
                                                                     -------
                                                                       9,634
                                                                     -------
REAL ESTATE - 0.3%
Meristar Hospitality
   9.125%, 01/15/11 (A) (B)                             500              508
                                                                     -------
SERVICES - 15.1%
Acme Television, Series B,
 Callable 05/24/02 @ 105.440
   10.875%, 09/30/04 (C)                                500              507
Adelphia Communications, Series B
   9.875%, 03/01/07                                   1,000              920
Allied Waste North America, Series B,
 Callable 08/01/04 @ 105.000
   10.000%, 08/01/09                                  1,000            1,012
Autonation
   9.000%, 08/01/08                                   1,000            1,055

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      21)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR(000)(J)    VALUE (000)
--------------------------------------------   ---------------   -----------
Charter Communications Holdings,
 Callable 01/15/05 @ 105.875
   11.750%, 01/15/10 (C)                            $ 2,000          $ 1,370
Crown Castle International,
 Callable 05/15/04 @ 105.187
   10.375%, 05/15/11 (C)                                625              369
 Callable 08/01/04 @ 105.625
   11.250%, 08/01/11 (C)                                700              416
CSC Holdings,
 Series B
   7.625%, 04/01/11                                     500              481
 Callable 02/15/03 @ 104.800
   9.875%, 02/15/13                                     750              787
Dominos, Series B,
 Callable 01/15/04 @ 105.188
   10.375%, 01/15/09                                    600              651
Echostar DBS,
 Callable 01/15/06 @ 104.560
   9.125%, 01/15/09 (A) (B)                           1,000            1,025
Fisher Scientific International,
 Callable 02/01/03 @ 104.500
   9.000%, 02/01/08                                     450              466
 Callable 02/01/03 @ 104.500
   9.000%, 02/01/08                                     550              569
Florida Panthers Holdings,
 Callable 04/15/04 @ 104.938
   9.875%, 04/15/09                                   1,000            1,065
Fox Sports Networks,
 Callable 08/15/02 @ 104.875
   9.750%, 08/15/07 (C)                                 575              587
Grupo Elektra SA,
 Callable 04/01/04 @ 106.000
   12.000%, 04/01/08 (D)                              2,500            2,600
Healthsouth,
 Callable 10/01/04 @ 105.375
   10.750%, 10/01/08 (A)                                500              548
HMH Properties, Series B,
 Callable 08/01/03 @ 103.990
   7.875%, 08/01/08                                   1,025            1,015
Hollinger International Publishing,
 Callable 05/24/02 @ 103.090
   9.250%, 02/01/06 (H)                                 700              718
Isle of Capri Casinos,
 Callable 04/15/04 @ 104.375
   8.750%, 04/15/09                                   1,000            1,005
Lamar Media,
 Callable 09/15/02 @ 104.313
   8.625%, 09/15/07                                     500              523
Mandalay Resort Group, Series B
   10.250%, 08/01/07                                  1,000            1,083
Mohegan Tribal Gaming
   8.125%, 01/01/06                                   1,000            1,025
NTL, Series B,
 Callable 04/01/03 @ 104.875
   9.750%, 04/01/08 (C)                               1,475              487
Pegasus Communications, Series B,
 Callable 12/01/02 @ 104.875
   9.750%, 12/01/06                                     300              225
Penn National Gaming,
 Callable 03/15/06 @ 104.440
   8.875%, 03/15/10                                     500              498
Premier Parks,
 Callable 04/01/03 @ 105.000
   10.000%, 04/01/08 (C)                              1,500            1,431

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                       PAR(000)(J)    VALUE (000)
--------------------------------------------   ---------------   -----------
Resorts International,
 Callable 03/15/07 @ 106.000
   11.500%, 03/15/09 (A)                           $    750         $    709
Sbarro,
 Callable 09/15/04 @ 105.500
   11.000%, 09/15/09                                  1,000            1,030
Service Corporate International
   6.000%, 12/15/05                                   1,000              920
Sinclair Broadcast Group,
 Callable 12/15/02 @ 104.375
   8.750%, 12/15/07 (H)                               1,000            1,028
Telewest Communications,
 Callable 05/28/02 @ 100.000
   11.000%, 10/01/07 (C)                                575              290
Triad Hospital Holdings, Series B,
 Callable 05/15/04 @ 105.500
   11.000%, 05/15/09                                    500              555
Tricon Global Restaurant
   7.650%, 05/15/08                                   1,000            1,015
                                                                    --------
                                                                      27,985
                                                                    --------
TRANSPORTATION - 1.4%
CHC Helicopter,
 Callable 07/15/04 @ 105.875
   11.750%, 07/15/07                               EU 2,000             1,893
Stena,
 Callable 05/29/02 @ 103.940
   10.500%, 12/15/05                                    150              152
 Callable 06/15/02 @ 104.375
   8.750%, 06/15/07                                     525              504
                                                                    --------
                                                                       2,549
                                                                    --------
UTILITIES - 7.6%
AES
   9.375%, 09/15/10                                   1,000              785
Allegiance Telecom, Series B,
 Callable 02/15/03 @ 105.875
   11.750%, 02/15/08 (C)                              1,000              300
Calpine
   7.625%, 04/15/06                                   1,000              800
CMS Energy
   7.500%, 01/15/09                                   1,000            1,003
Grupo Iusacell SA de CV
   14.250%, 12/01/06                                  1,500            1,545
Innova S de R.L.,
 Callable 04/01/02 @ 106.438
   12.875%, 04/01/07 (D)                              2,100            1,911
Jazztel,
 Callable 04/01/04 @ 107.000
   14.000%, 04/01/09                               EU 2,000              419
Millicom International Cellular,
 Callable 06/01/02 @ 104.500
   13.500%, 06/01/06 (C)                                625              356
Mobile Telesystems
   10.950%, 12/21/04 (A)                              1,000            1,020
Netia Holdings, Series B,
 Callable 11/01/02 @ 105.625
   11.250%, 11/01/07 (E)                              2,600              364
Nextel International,
 Callable 04/15/03 @ 106.063
   12.125%, 04/15/08 (C)                                 75                4

The accompanying notes are an integral part of the financial statements.

(22      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                       PAR(000)(J)    VALUE (000)
--------------------------------------------   ---------------   -----------
Partner Communications, Series DTC,
 Callable 08/15/05 @ 106.500
   13.000%, 08/15/10                               $  2,100         $  2,121
PG&E National Energy Group
   10.375%, 05/16/11 (A)                                500              513
Satelites Mexicanos, Series B,
 Callable 05/24/02 @ 105.063
   10.125%, 11/01/04 (D)                              2,500            1,413
Viatel,
 Callable 04/15/03 @ 105.625
   11.250%, 04/15/08                                     75               --
Voicestream Wireless,
 Callable 11/15/04 @ 105.938
   10.875%, 11/15/09 (C)                                650              540
Western Resources
   6.250%, 08/15/03                                   1,000              960
                                                                    --------
                                                                      14,054
                                                                    --------
YANKEE - 1.1%
TV Azteca SA de CV, Series B,
 Callable 05/29/02 @ 105.250
   10.500%, 02/15/07                                  1,300            1,320
Vicap SA de CV,
 Callable 05/29/02 @ 105.690
   11.375%, 05/15/07                                    700              651
                                                                    --------
                                                                       1,971
                                                                    --------
TOTAL HIGH YIELD CORPORATE BONDS                                      75,669
                                                                    --------
FOREIGN GOVERNMENT BONDS - 18.4%
BRAZIL - 7.3%
Republic of Brazil (D)
   11.500%, 03/12/08                                  3,500            3,500
   8.000%, 04/15/14                                   5,541            4,544
   12.250%, 03/06/30                                  2,850            2,661
 Callable 08/17/15 @ 100.000
   11.000%, 08/17/40                                  3,284            2,709
                                                                    --------
                                                                      13,414
                                                                    --------
BULGARIA - 0.5%
Bulgaria Government,
 Callable 07/29/02 @ 100.000
   6.313%, 07/28/11 (B) (D)                             995              870
                                                                    --------
COLOMBIA - 1.1%
Republic of Colombia
   11.750%, 02/25/20 (D)                              2,100            2,100
                                                                    --------
ECUADOR - 1.3%
Republic of Ecuador,
 Callable 05/15/02 @ 100.000
   12.000%, 11/15/12 (D)                              3,000            2,401
                                                                    --------
PERU - 1.0%
Republic of Peru
   9.125%, 02/21/12 (A) (B) (D)                       1,887            1,861
                                                                    --------
PHILIPPINES - 1.5%
Republic of Philippines
   8.375%, 03/12/09 (D)                               2,750            2,696
                                                                    --------
RUSSIA - 5.0%
Russian Federation (D)
   8.250%, 03/31/10                                   3,200            3,040
   12.750%, 06/24/28                                  5,350            6,273
                                                                    --------
                                                                       9,313
                                                                    --------

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                       PAR(000)(J)    VALUE (000)
--------------------------------------------   ---------------   -----------
VENEZUELA - 0.7%
Republic of Venezuela
   9.250%, 09/15/27 (D)                            $  2,000         $  1,377
                                                                    --------
TOTAL FOREIGN GOVERNMENT BONDS                                        34,032
                                                                    --------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 10.5%
FIXED RATE - 10.5%
FHLMC Gold Pool
   7.500%, 08/01/11, #E65045                            354              373
   5.500%, 04/01/13, #E69977                            801              793
   7.500%, 11/01/28, #C18204                            683              709
FHLMC TBA
   6.000%, 03/01/17 (F)                               2,000            1,995
FNMA Pool
   6.500%, 02/01/04, #367977                            380              384
   6.695%, 08/01/05, #109031                          1,944            2,028
   5.950%, 04/01/07, #381517                          1,500            1,520
   8.000%, 03/01/08, #326580                            286              300
   5.805%, 10/01/08, #380781                          1,172            1,168
   5.850%, 10/01/08, #380791                            958              957
   6.095%, 12/01/08, #380859                            963              972
   6.000%, 03/01/11, #329569                            356              359
   7.000%, 03/01/12, #313386                            730              759
   6.000%, 12/01/13, #535256                          1,387            1,392
   7.000%, 11/01/14, #535006                          1,111            1,151
   6.000%, 03/01/26, #339839                            525              514
   6.500%, 02/01/29, #252334                          1,144            1,132
   7.000%, 04/01/29, #323681                          1,213            1,240
   6.000%, 05/01/29, #323702                          1,268            1,237
   7.500%, 02/01/30, #535143                            453              470
GNMA Pool
   9.000%, 06/15/16, #160376                             28               31
                                                                    --------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES               19,484
                                                                    --------
CORPORATE BONDS - 6.1%
ENERGY - 0.3%
Conoco Funding
   6.350%, 10/15/11                                     500              496
                                                                    --------
FINANCE - 2.4%
Capital One Bank
   6.700%, 05/15/08                                     750              707
GATX Capital
   8.250%, 09/01/03                                     750              743
International Lease Finance
   5.750%, 02/15/07                                     500              490
Lehman Brothers Holdings
   7.375%, 05/15/04                                   1,000            1,051
MBNA America Bank
   7.750%, 09/15/05                                   1,000            1,054
Newcourt Credit Group, Series B
   6.875%, 02/16/05                                     500              485
                                                                    --------
                                                                       4,530
                                                                    --------
MANUFACTURING - 0.9%
Boeing
   8.100%, 11/15/06                                     500              543
Ford Motor Credit
   5.800%, 01/12/09                                     500              451
Motorola
   6.750%, 02/01/06                                     750              742
                                                                    --------
                                                                       1,736
                                                                    --------

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      23)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR(000)(J)    VALUE (000)
--------------------------------------------   ---------------   -----------
SERVICES - 1.1%
Comcast Cable Communications
   7.125%, 06/15/13                                $    500         $    495
Lowe's
   8.250%, 06/01/10                                     750              837
Royal Caribbean Cruises
   8.125%, 07/28/04                                     750              743
                                                                    --------
                                                                       2,075
                                                                    --------
TRANSPORTATION - 0.9%
Continental Airlines, Series 99-2
   7.056%, 09/15/09                                   1,000              972
Northwest Airlines, Series 991A
   6.810%, 02/01/20                                     686              602
                                                                    --------
                                                                       1,574
                                                                    --------
UTILITY - 0.5%
Sprint Capital
   5.700%, 11/15/03                                   1,000              964
                                                                    --------
TOTAL CORPORATE BONDS                                                 11,375
                                                                    --------
ASSET-BACKED SECURITIES - 4.5%
AUTOMOBILES - 1.1%
Capital One Auto Finance Trust
 Series 2001-A, Class A4
   5.400%, 05/15/08                                   1,000            1,019
GMAC Commercial Mortgage Securities
 Series 1998-C2, Class A2
   6.420%, 08/15/08                                   1,000            1,021
                                                                    --------
                                                                       2,040
                                                                    --------
COMMERCIAL - 0.6%
Morgan Stanley Capital Investments
 Series 1999-RMI, Class A2
   6.710%, 12/15/31                                   1,000            1,034
                                                                    --------
CREDIT CARDS - 0.6%
MBNA Master Credit Card Trust
 Series 1999-G, Class A
   6.350%, 12/15/06                                   1,000            1,042
                                                                    --------
HOME EQUITY - 1.4%
Advanta Mortgage Loan Trust
 Series 1998-2, Class A12
   6.330%, 08/25/19                                   1,000            1,017
Mellon Residential Funding
 Series 2001-HEIL, Class A3
   5.945%, 02/25/11 (B)                               1,000            1,020
Money Store Home Equity Trust
 Series 1994-A, Class A4,
 Callable 02/15/04 @ 100
   6.275%, 12/15/22                                     547              560
                                                                    --------
                                                                       2,597
                                                                    --------
MANUFACTURED HOUSING - 0.3%
Green Tree Financial
 Series 1998-1, Class A1
   6.040%, 11/01/29                                     621              633
                                                                    --------
OTHER - 0.5%
Aircraft Finance Trust
 Series 1999-1A, Class C,
 Callable 07/15/16 @ 100
   8.000%, 05/15/24 (A) (B)                           1,000              910
                                                                    --------
TOTAL ASSET-BACKED SECURITIES                                          8,256
                                                                    --------

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                       PAR(000)(J)    VALUE (000)
--------------------------------------------   ---------------   -----------
U.S. GOVERNMENT & AGENCY SECURITIES - 4.3%
U.S. AGENCY DEBENTURES - 1.9%
FHLMC
   4.875%, 03/15/07                                 $   500          $   490
FNMA
   7.000%, 07/15/05                                   1,000            1,069
   6.250%, 05/15/29                                   2,000            1,916
                                                                     -------
                                                                       3,475
                                                                     -------
U.S. TREASURIES - 2.4%
U.S. Treasury Bonds
   7.500%, 11/15/16                                     250              287
   8.500%, 02/15/20                                   1,000            1,269
   7.250%, 08/15/22                                   1,500            1,710
   6.250%, 08/15/23                                   1,000            1,024
   5.250%, 11/15/28                                     250              225
                                                                     -------
                                                                       4,515
                                                                     -------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES                              7,990
                                                                     -------
CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 2.5%
ADJUSTABLE RATE (G) - 0.4%
FNMA
 Series 1993-22, Class FD
   2.406%, 11/25/13                                     751              747
                                                                     -------
FIXED RATE - 2.1%
FNMA
 Series 1999-11, Class C
   5.500%, 10/25/12                                   2,000            1,859
 Series G93-1, Class H
   6.700%, 02/25/21                                      80               80
 Series 1993-50, Class PY
   5.500%, 10/25/22                                   2,000            1,901
                                                                     -------
                                                                       3,840
                                                                     -------
TOTAL CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES                                                            4,587
                                                                     -------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 2.1%
ADJUSTABLE RATE (G) - 0.0%
Countrywide Mortgage Backed Securities
 Series 1993-B, Class A4
   6.750%, 11/25/23                                      24               24
                                                                     -------
FIXED RATE - 1.6%
HSBC Mortgage Loan Trust
 Series 2000-HSB1, Class A3,
 Callable 07/15/04 @ 100
   7.110%, 12/16/30                                     518              528
Washington Mutual
 Series 2001-AR6, Class A5
   5.603%, 01/26/32                                   1,000              989
 Series 2002-AR4, Class A7
   5.598%, 04/25/32                                   1,000              989
Wells Fargo Mortgage Backed Securities
 Series 2000-1, Class 2A1,
 Callable 07/25/12 @ 100
   7.000%, 05/25/30                                     356              363
                                                                     -------
                                                                       2,869
                                                                     -------
Z-BOND (I) - 0.5%
GE Capital Mortgage Services
 Series 1994-6, Class A9
   6.500%, 09/25/22                                     999            1,011
                                                                     -------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES                         3,904
                                                                     -------

The accompanying notes are an integral part of the financial statements.

(24      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STRATEGIC INCOME FUND (CONCLUDED)

DESCRIPTION                                 PAR(000)(J)/SHARES   VALUE (000)
-----------------------------------------   ------------------   -----------
PREFERRED STOCKS - 0.3%
UNITED STATES - 0.3%
Nebco Evans Holdings PIK (H)                   $        300     $         --
Nextel Communications PIK, Series D (H)                  76               31
Pegasus Communications PIK, Series A (B) (H)        172,129               95
Primedia, Series D (H)                                3,000              153
Primedia, Series F (H)                                2,350              118
Primedia, Series H (H)                                2,150               97
Sinclair Capital                                        750               79
                                                                ------------
TOTAL PREFERRED STOCKS                                                   573
                                                                ------------
WARRANTS - 0.0%
CANADA - 0.0%
AT&T Canada, Expires 08/15/07 (H)                       100                9
                                                                ------------
UNITED STATES - 0.0%
Electronic Retailing Systems International,
 Expires 02/01/04 (H)                                    75               --
Enitel, Expires 04/03/05 (H)                          1,000               --
Sterling Chemical Holdings, Expires
 08/15/08 (H)                                           100               --
UIH Australia Pacific, Expires
 05/15/06 (A) (H)                                       150               --
                                                                ------------
                                                                          --
                                                                ------------
TOTAL WARRANTS                                                             9
                                                                ------------
RELATED PARTY MONEY MARKET FUND - 2.5%
First American Prime Obligations Fund (K)        4 ,552,667            4,553
                                                                ------------
TOTAL RELATED PARTY MONEY MARKET FUND                                  4,553
                                                                ------------
TOTAL INVESTMENTS - 92.1%
   (Cost $173,714)                                                   170,432
                                                                ------------
OTHER ASSETS AND LIABILITIES, NET - 7.9%                              14,682
                                                                ------------
TOTAL NET ASSETS - 100.0%                                       $    185,114
                                                                ------------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(B) Securities considered illiquid or restricted. See also the notes to the financial statements.
(C) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rates disclosed represent current yields at March 31, 2002, based upon the estimated timing and amount of future interest and principal payments.
(D) Represents a foreign high yield (non-investment grade) bond. On March 31, 2002, the total market value of these investments was $43,293,710 or 23.4% of net assets.
(E) Security currently in default.
(F) On March 31, 2002, the total cost of investments purchased on a when-issued basis was $2,001,719.
(G) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2002.
(H) Non-income producing security.
(I) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated future cash flows.
(J) In U.S. dollars unless otherwise indicated.
(K) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
CMO - Collateralized Mortgage Obligation
EU - Euro
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
PIK - Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

U.S. GOVERNMENT SECURITIES BOND FUND

DESCRIPTION                                           PAR(000)   VALUE (000)
--------------------------------------------   ---------------   -----------
U.S. GOVERNMENT AGENCY PASS THRU MORTGAGE-BACKED
SECURITIES - 66.1%
ADJUSTABLE RATE (A) - 2.5%
FNMA Pool
   6.427%, 08/01/27, #545271                        $ 4,856          $ 5,030
                                                                     -------
FIXED RATE - 63.6%
FHLMC Gold Pool
   8.500%, 03/01/06, #E00022                             50               52
   7.500%, 04/01/08, #E45929                             82               87
   7.000%, 11/01/11, #E65619                            139              145
   7.500%, 09/01/12, #G10735                          1,209            1,273
   5.500%, 12/01/12, #E68353                          2,818            2,788
   5.500%, 05/01/13, #G10814                          1,240            1,226
   6.000%, 10/01/13, #E72802                          3,468            3,488
   5.500%, 01/01/14, #E00617                          5,053            4,985
   7.000%, 09/01/14, #E00746                          1,704            1,768
   6.500%, 01/01/30, #C55738                         12,714           12,706
   7.500%, 01/01/30, #C35768                          1,443            1,498
   6.000%, 03/01/31, #C48827                          3,641            3,534
   6.500%, 11/01/31, #C60526                          5,210            5,187
   6.000%, 12/01/31, #C61102                          1,593            1,545
FHLMC Pool
   9.500%, 09/01/04, #380053                              2                2
   7.000%, 07/01/11, #31335K                            261              272
FNMA Pool
   6.066%, 08/01/11, #384007                          3,947            4,035
   7.000%, 11/01/11, #250738                            116              121
   7.000%, 11/01/11, #349630                            123              128
   7.000%, 11/01/11, #351122                             81               84
   6.000%, 04/01/13, #425550                          1,769            1,778
   6.500%, 08/01/13, #251901                          1,338            1,367
   6.000%, 11/01/13, #556195                          3,385            3,412
   6.000%, 12/01/13, #449173                          3,380            3,392
   6.000%, 02/01/14, #432444                          3,864            3,878
   7.000%, 07/01/14, #252637                          1,736            1,800
   7.000%, 10/01/14, #252799                          1,123            1,165
   8.000%, 07/01/24, #190264                            298              318
   6.500%, 10/01/27, #400141                            526              527
   6.000%, 05/01/31, #511797                          4,084            3,961
   7.500%, 09/01/31, #602427                          3,186            3,301
   6.500%, 10/01/31, #603674                          4,875            4,849
   6.500%, 01/01/32, #622707                          4,968            4,941
   7.000%, 03/01/32, #635970                          5,000            5,095
FNMA TBA
   6.000%, 06/01/30 (B)                               5,000            4,841
   6.500%, 06/01/30 (B)                                 375              373
GNMA Pool
   8.000%, 01/15/07, #315126                             33               34
   9.000%, 07/15/09, #390782                             88               95
   9.000%, 11/15/09, #359559                             99              106
   8.000%, 10/15/10, #414750                            206              218
   6.500%, 07/15/13, #462638                          2,412            2,475
   8.500%, 05/15/17, #219152                             47               51
   8.500%, 06/15/21, #307921                             48               52
   7.500%, 12/15/22, #347332                            502              526
   8.000%, 05/15/23, #352469                            106              113
   9.500%, 02/15/25, #365292                            177              190
   9.500%, 02/15/25, #392967                              2                2
   9.500%, 02/15/25, #401796                             18               19
   9.500%, 03/15/25, #407257                             67               72
   9.500%, 04/15/25, #386741                             49               53
   7.000%, 09/15/27, #455304                            186              190
   6.500%, 07/15/28, #780825                          6,761            6,792

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      25)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
   6.000%, 02/15/29, #458035                      $   2,142        $   2,088
   6.000%, 03/15/29, #466453                          1,044            1,017
   7.000%, 11/15/29, #781113                          4,528            4,635
   7.000%, 07/15/31, #781324                          5,687            5,817
   6.500%, 08/20/31, #3120                            4,721            4,699
   7.000%, 10/15/31, #564917                          3,879            3,954
   7.500%, 12/15/31, #570134                          2,683            2,789
GNMA TBA
   6.500%, 02/15/32, #569621 (B)                      4,996            4,979
                                                                   ---------
                                                                     130,888
                                                                   ---------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES              135,918
                                                                   ---------
CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 16.6%
FIXED RATE - 16.6%
FHLMC REMIC
 Series T-10, Class A3
   6.540%, 01/25/17                                   2,500            2,566
 Series 2370, Class BQ
   6.000%, 02/15/26                                   5,000            5,006
 Series 2000, Class B
   6.500%, 03/15/26                                   2,000            2,003
 Series 2382, Class DA
   5.500%, 10/15/30                                   3,916            3,763
FNMA REMIC
 Series 1996-21, Class PK
   6.000%, 02/25/11                                   5,000            5,000
 Series 1993-210, Class PL
   6.500%, 04/25/23                                   4,250            4,263
 Series 2002-W1, Class 2A
   7.500%, 02/25/42                                   5,250            5,523
GNMA REMIC
 Series 1999-22, Class BD
   7.000%, 05/21/25                                   4,000            4,127
 Series 2001-61, Class ED
   6.000%, 12/16/31                                   2,000            1,844
                                                                   ---------
TOTAL CMO - U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            34,095
                                                                   ---------
ASSET-BACKED SECURITIES - 9.6%
AUTOMOBILES - 2.4%
WFS Financial Owner Trust
 Series 2002-1, Class A3B
   2.130%, 12/20/06 (A)                               5,000            5,010
                                                                   ---------
COMMERCIAL - 2.5%
Salomon Brothers Mortgage Securities VII
 Series 2001-C1, Class A3
   6.428%, 12/18/35                                   5,000            5,023
                                                                   ---------
HOME EQUITY - 2.3%
Corestates Home Equity Trust
 Series 1994-1, Class A
   6.650%, 05/15/09                                   1,588            1,619
First Plus Home Loan Trust
 Series 1998-3, Class A7
   6.950%, 10/10/22                                   3,000            3,114
                                                                   ---------
                                                                       4,733
                                                                   ---------

U.S. GOVERNMENT SECURITIES BOND FUND (CONCLUDED)

DESCRIPTION                                       PAR (000)      VALUE (000)
--------------------------------------------   ------------   --------------
MANUFACTURED HOUSING - 2.4%
Oakwood Mortgage Investors
 Series 1999-A, Class A2
   5.890%, 04/15/29                               $   1,614        $   1,648
Vanderbilt Mortgage Finance
 Series 1999-B, Class 1A4
   6.545%, 04/07/18                                   3,250            3,364
                                                                   ---------
                                                                       5,012
                                                                   ---------
TOTAL ASSET-BACKED SECURITIES                                         19,778
                                                                   ---------
U.S. GOVERNMENT & AGENCY SECURITIES - 1.5%
U.S. AGENCY DEBENTURES - 1.5%
FNMA
   5.410%, 12/15/03                                   3,000            3,083
                                                                   ---------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES                              3,083
                                                                   ---------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 1.4%
FIXED RATE - 1.4%
Washington Mutual
 Series 2001-AR4, Class A4
   4.654%, 12/25/31                                   3,000            2,971
                                                                   ---------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES                         2,971
                                                                   ---------
COMMERCIAL PAPER - 7.3%
FINANCE - 7.3%
Asset Securitization Cooperative
   1.800%, 04/11/02                                   5,000            4,998
Enterprise Funding
   1.800%, 04/09/02                                   4,999            4,997
Receivables Capital
   1.810%, 04/04/02                                   5,000            4,999
                                                                   ---------
TOTAL COMMERCIAL PAPER                                                14,994
                                                                   ---------
TOTAL INVESTMENTS - 102.5%
   (Cost $210,723)                                                   210,839
                                                                   ---------
OTHER ASSETS AND LIABILITIES, NET - (2.5)%                            (5,123)
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                          $ 205,716
                                                                   ---------

(A) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2002.
(B) On March 31, 2002, the total cost of investments purchased on a when-issued basis was $10,222,856.
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements.

(26      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                 (This page has been left blank intentionally.)








                                                                             27)

STATEMENTS OF Assets and Liabilities March 31, 2002 (unaudited), in thousands

                                                                                  BOND IMMDEX(TM)
                                                                                             FUND
                                                                                 ----------------
ASSETS:
Investments in securities, at cost                                                 $   748,419
================================================================================   ===========
Investments in securities, at value                                                $   756,968
Cash                                                                                        --
Collateral for securities loaned, at value                                             356,148
Dividends and interest receivable                                                       12,110
Capital shares sold                                                                        859
Receivable for investment securities sold                                                   --
Other assets                                                                                36
--------------------------------------------------------------------------------   -----------
TOTAL ASSETS                                                                         1,126,121
================================================================================   ===========
LIABILITIES:
Bank overdraft                                                                              --
Capital shares redeemed                                                                    985
Payable upon return of securities loaned                                               356,148
Payable for investment securities purchased                                                 --
Payable for distribution and shareholder servicing fees                                     47
Payable to affiliates                                                                      305
--------------------------------------------------------------------------------   -----------
TOTAL LIABILITIES                                                                      357,485
================================================================================   ===========
NET ASSETS                                                                         $   768,636
================================================================================   ===========
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                  $   765,477
Undistributed (distributions in excess of) net investment income                          (241)
Accumulated net realized gain (loss) on investments                                     (5,149)
Net unrealized appreciation (depreciation) of investments                                8,549
Net unrealized depreciation on translation of assets and liabilities in foreign
 currency                                                                                   --
--------------------------------------------------------------------------------   -----------
NET ASSETS                                                                         $   768,636
================================================================================   ===========
CLASS A:
Net assets                                                                         $    83,569
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                3,031
Net asset value and redemption price per share                                     $     27.57
Maximum offering price per share (1)                                               $     28.79
CLASS B:
Net assets                                                                         $    11,348
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                  412
Net asset value and offering price per share (2)                                   $     27.55
CLASS C:
Net assets                                                                         $       585
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                   21
Net asset value (2)                                                                $     27.54
Maximum offering price per share (1)                                               $     27.82
CLASS S:
Net assets                                                                         $    15,431
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                  560
Net asset value, offering price, and redemption price per share                    $     27.58
CLASS Y:
Net assets                                                                         $   657,703
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)               23,837
Net asset value, offering price, and redemption price per share                    $     27.59
================================================================================   ===========


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                   CORPORATE BOND   FIXED INCOME   HIGH YIELD BOND
                                                                                             FUND           FUND              FUND
                                                                                 ---------------- -------------- -----------------
ASSETS:
Investments in securities, at cost                                                  $ 241,234       $1,411,820        $51,253
================================================================================    =========       ==========        =======
Investments in securities, at value                                                 $ 237,134       $1,421,761        $50,672
Cash                                                                                       --           14,993            154
Collateral for securities loaned, at value                                             20,671          411,153             --
Dividends and interest receivable                                                       4,257           14,918          1,110
Capital shares sold                                                                       164            1,140             --
Receivable for investment securities sold                                                  --            7,514             --
Other assets                                                                               36              251             45
--------------------------------------------------------------------------------    ---------       ----------        -------
TOTAL ASSETS                                                                          262,262        1,871,730         51,981
================================================================================    =========       ==========        =======
LIABILITIES:
Bank overdraft                                                                             33               --             --
Capital shares redeemed                                                                   430            1,612             75
Payable upon return of securities loaned                                               20,671          411,153             --
Payable for investment securities purchased                                             3,565           67,911             --
Payable for distribution and shareholder servicing fees                                    --               26             14
Payable to affiliates                                                                     182              939             57
--------------------------------------------------------------------------------    ---------       ----------        -------
TOTAL LIABILITIES                                                                      24,881          481,641            146
================================================================================    =========       ==========        =======
NET ASSETS                                                                          $ 237,381       $1,390,089        $51,835
================================================================================    =========       ==========        =======
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                   $ 271,854       $1,419,736        $54,826
Undistributed (distributions in excess of) net investment income                           11             (141)          (511)
Accumulated net realized gain (loss) on investments                                   (30,384)         (39,447)        (1,899)
Net unrealized appreciation (depreciation) of investments                              (4,100)           9,941           (581)
Net unrealized depreciation on translation of assets and liabilities in foreign
 currency                                                                                  --               --             --
--------------------------------------------------------------------------------    ---------       ----------        -------
NET ASSETS                                                                          $ 237,381       $1,390,089        $51,835
================================================================================    =========       ==========        =======
CLASS A:
Net assets                                                                          $   9,606       $  113,429        $34,543
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 995           10,335          3,840
Net asset value and redemption price per share                                      $    9.66       $    10.98        $  9.00
Maximum offering price per share (1)                                                $   10.09       $    11.47        $  9.40
CLASS B:
Net assets                                                                          $  21,352       $   15,329        $   388
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)               2,219            1,406             43
Net asset value and offering price per share (2)                                    $    9.62       $    10.90        $  9.01
CLASS C:
Net assets                                                                          $   5,058       $    9,723        $ 6,147
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 526              889            683
Net asset value (2)                                                                 $    9.61       $    10.94        $  9.00
Maximum offering price per share (1)                                                $    9.71       $    11.05        $  9.09
CLASS S:
Net assets                                                                          $   3,868       $   31,624        $     1
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 401            2,882             --(3)
Net asset value, offering price, and redemption price per share                     $    9.65       $    10.97        $  8.99
CLASS Y:
Net assets                                                                          $ 197,497       $1,219,984        $10,756
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)              20,463          111,173          1,194
Net asset value, offering price, and redemption price per share                     $    9.65       $    10.97        $  9.01
================================================================================    =========       ==========        =======

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see the notes to the financial statements.
(2) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(3) Less than 500 shares.

The accompanying notes are an integral part of the financial statements.

(28      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

       INTERMEDIATE TERM     SHORT TERM     STRATEGIC INCOME     U.S. GOVERNMENT
               BOND FUND      BOND FUND                 FUND     SECURITIES FUND
      ------------------   ------------   ------------------   -----------------

          $  937,990         $481,773          $173,714            $ 210,723
          ==========         ========          ========            =========
          $  946,324         $482,789          $170,432            $ 210,839
                 190              883            13,355                4,085
             419,153          108,776                --                   --
              11,709            4,536             3,420                1,039
               2,218            1,561               142                  136
               2,889               53                --                4,989
                  55               33                38                   63
          ----------         --------          --------            ---------
           1,382,538          598,631           187,387              221,151
          ==========         ========          ========            =========
                  --               --                --                   --
               1,134              979                83                   37
             419,153          108,776                --                   --
              12,254            8,628             2,002               15,238
                  --               18                 9                   10
                 479              272               179                  150
          ----------         --------          --------            ---------
             433,020          118,673             2,273               15,435
          ==========         ========          ========            =========
          $  949,518         $479,958          $185,114            $ 205,716
          ==========         ========          ========            =========
          $  962,820         $486,915          $223,591            $ 205,122
                 332             (350)             (156)                   1
             (21,968)          (7,622)          (35,019)                 477
               8,334            1,015            (3,282)                 116

                  --               --               (20)                  --
          ----------         --------          --------            ---------
          $  949,518         $479,958          $185,114            $ 205,716
          ==========         ========          ========            =========
          $   61,120         $136,962          $ 18,927            $   9,804
               6,163           13,681             2,191                  911
          $     9.92         $  10.01          $   8.64            $   10.76
          $    10.15         $   9.02          $   9.02            $   11.24
                  --               --          $  3,701            $   2,909
                  --               --               430                  270
                  --               --          $   8.60            $   10.77
                  --               --          $  5,638            $     824
                  --               --               655                   77
                  --               --          $   8.61            $   10.73
                  --               --          $   8.70            $   10.84

          $    2,699         $  1,054          $      1            $  22,137
                 272              105                --(3)             2,065
          $     9.92         $  10.01          $   8.71            $   10.72
          $  885,699         $341,942          $156,847            $ 170,042
              89,544           34,142            18,151               15,804
          $     9.89         $  10.02          $   8.64            $   10.76
          ==========         ========          ========            =========

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      29)

STATEMENTS OF Operations For the six months ended March 31, 2002 (unaudited), in thousands

                                                                 BOND IMMDEX(TM)
                                                                            FUND
                                                                ----------------
INVESTMENT INCOME:
Interest                                                             $  23,554
Dividends                                                                   --
Less: foreign taxes withheld                                                --
Securities lending                                                         179
Other income                                                                --
-----------------------------------------------------------------    ---------
TOTAL INVESTMENT INCOME                                                 23,733
=================================================================    =========
EXPENSES:
Investment advisory fees                                                 1,150
Administrator and fund accounting fees                                     891
Distribution and shareholder servicing fees - Class A                      107
Distribution and shareholder servicing fees - Class B                       49
Distribution and shareholder servicing fees - Class C                        2
Transfer agent fees and expenses                                            98
Custodian fees                                                              44
Registration fees                                                           23
Shareholder servicing fees - Class S                                        17
Printing                                                                    16
Professional fees                                                            7
Directors' fees                                                              1
Miscellaneous fees                                                           5
-----------------------------------------------------------------    ---------
TOTAL EXPENSES                                                           2,410
=================================================================    =========
Less: Waiver of expenses                                                  (396)
-----------------------------------------------------------------    ---------
TOTAL NET EXPENSES                                                       2,014
=================================================================    =========
INVESTMENT INCOME - NET                                                 21,719
=================================================================    =========
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS - NET:
Net realized gain (loss) on investments                                 (4,894)
Net realized loss on forward foreign currency contracts and
 foreign currency transactions                                              --
Net change in unrealized appreciation or depreciation of
 investments                                                           (34,763)
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency and translation of
 other assets and liabilities denominated in foreign currency               --
-----------------------------------------------------------------    ---------
NET GAIN (LOSS) ON INVESTMENTS                                         (39,657)
=================================================================    =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                     $ (17,938)
=================================================================    =========



[WIDE TABLE CONTINUED FROM ABOVE]

                                                                    CORPORATE BOND   FIXED INCOME   HIGH YIELD BOND
                                                                              FUND           FUND              FUND
                                                                  ---------------- -------------- -----------------
INVESTMENT INCOME:
Interest                                                              $  8,027       $  43,015        $   1,881
Dividends                                                                   --              --               29
Less: foreign taxes withheld                                                --              --               --
Securities lending                                                          12             246               --
Other income                                                                --             549               --
-----------------------------------------------------------------     --------       ---------        ---------
TOTAL INVESTMENT INCOME                                                  8,039          43,810            1,910
=================================================================     ========       =========        =========
EXPENSES:
Investment advisory fees                                                   820           3,677              162
Administrator and fund accounting fees                                     276           1,697               57
Distribution and shareholder servicing fees - Class A                       13             146               39
Distribution and shareholder servicing fees - Class B                      110              76                1
Distribution and shareholder servicing fees - Class C                       25              45               25
Transfer agent fees and expenses                                            62             196               43
Custodian fees                                                              12              74                2
Registration fees                                                           11              40               10
Shareholder servicing fees - Class S                                         5              41               --
Printing                                                                     5              25                1
Professional fees                                                            3              19                1
Directors' fees                                                              1               4               --
Miscellaneous fees                                                           2              15               --
-----------------------------------------------------------------     --------       ---------        ---------
TOTAL EXPENSES                                                           1,345           6,055              341
=================================================================     ========       =========        =========
Less: Waiver of expenses                                                  (313)           (599)             (55)
-----------------------------------------------------------------     --------       ---------        ---------
TOTAL NET EXPENSES                                                       1,032           5,456              286
=================================================================     ========       =========        =========
INVESTMENT INCOME - NET                                                  7,007          38,354            1,624
=================================================================     ========       =========        =========
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS - NET:
Net realized gain (loss) on investments                                 (2,242)          8,859           (1,869)
Net realized loss on forward foreign currency contracts and
 foreign currency transactions                                              --              --               --
Net change in unrealized appreciation or depreciation of
 investments                                                            (5,955)        (59,684)             199
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency and translation of
 other assets and liabilities denominated in foreign currency               --              --               --
-----------------------------------------------------------------     --------       ---------        ---------
NET GAIN (LOSS) ON INVESTMENTS                                          (8,197)        (50,825)          (1,670)
=================================================================     ========       =========        =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                      $ (1,190)      $ (12,471)       $     (46)
=================================================================     ========       =========        =========

The accompanying notes are an integral part of the financial statements.

(30      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

 INTERMEDIATE TERM     SHORT TERM BOND     STRATEGIC INCOME     U.S. GOVERNMENT
         BOND FUND                FUND                 FUND     SECURITIES FUND
------------------   -----------------   ------------------   -----------------

         $  27,565            $  11,244            $ 8,670             $  5,819
                --                   --                 40                   --
                --                   --                 (5)                  --
               201                   73                 --                   --
                --                   --                 50                   --
         ---------            ---------            -------             --------
            27,766               11,317              8,755                5,819
         =========            =========            =======             ========
             2,366                1,086                635                  520
             1,095                  505                212                  249
                78                  168                 24                   11
                --                   --                 15                   13
                --                   --                 24                    2
                67                   91                 58                   58
                47                   22                  9                   10
                29                   16                  7                   10
                 3                    1                 --                   27
                26                   --                  4                    3
                 8                    4                  3                    3
                 2                    1                 --                    1
                 6                    1                  2                   --
         ---------            ---------            -------             --------
             3,727                1,895                993                  907
         =========            =========            =======             ========
              (835)                (508)               (68)                (127)
         ---------            ---------            -------             --------
             2,892                1,387                925                  780
         =========            =========            =======             ========
            24,874                9,930              7,830                5,039
         =========            =========            =======             ========



            (1,286)                 758             (7,059)               5,528

                --                   --                (14)                  --

           (30,648)             (11,450)            12,915               (9,535)


                --                   --                (32)                  --
         ---------            ---------            -------             --------
           (31,934)             (10,692)             5,810               (4,007)
         =========            =========            =======             ========

         $  (7,060)           $    (762)           $13,640             $  1,032
         =========            =========            =======             ========

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      31)

 STATEMENTS OF Changes IN Net Assets in thousands

                                                                                                          BOND IMMDEX(TM)
                                                                                                                     FUND
                                                                            ---------------------------------------------
                                                                                   10/1/01         11/1/00       11/1/99
                                                                                        to              to            to
                                                                                   3/31/02         9/30/01      10/31/00
--------------------------------------------------------------------------- --------------    ------------  ------------
                                                                               (unaudited)
OPERATIONS:
Net investment income - net                                                   $     21,719     $    37,100   $    34,423
Net realized gain (loss) on investments                                             (4,894)          1,370         2,419
Net realized gain (loss) on forward foreign currency contracts and foreign
 currency transactions                                                                  --              --            --
Net change in unrealized appreciation or depreciation of investments               (34,763)         38,145           148
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and
 liabilities denominated in foreign currency                                            --              --            --
--------------------------------------------------------------------------- --------------    ------------  ------------
Net increase (decrease) in net assets resulting from operations                    (17,938)         76,615        36,990
--------------------------------------------------------------------------- --------------    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income - net:
  Class A                                                                           (2,515)         (4,367)       (5,390)
  Class B                                                                             (257)           (232)         (135)
  Class C                                                                               (9)             --            --
  Class S                                                                             (396)           (154)           --
  Class Y                                                                          (20,091)        (31,349)      (28,861)
Net realized gain on investments:
  Class A                                                                             (185)           (328)           --
  Class B                                                                              (20)            (11)           --
  Class C                                                                               --              --            --
  Class S                                                                              (26)             --            --
  Class Y                                                                           (1,375)         (1,937)           --
--------------------------------------------------------------------------- ----------------  ------------  ------------
Total distributions                                                                (24,874)        (38,378)      (34,386)
--------------------------------------------------------------------------- ----------------  ------------  ------------
CAPITAL SHARE TRANSACTIONS (2):
Class A:
  Proceeds from sales                                                                7,787          23,583         8,490
  Reinvestment of distributions                                                      2,133           3,585         4,433
  Payments for redemptions                                                          (9,365)        (26,444)      (26,710)
  Shares issued in connection with the acquisition of Fund net assets                   --              --            --
--------------------------------------------------------------------------- ----------------  ------------  ------------
Increase (decrease) in net assets from Class A transactions                            555             724       (13,787)
--------------------------------------------------------------------------- ----------------  ------------  ------------
Class B:
  Proceeds from sales                                                                4,003           5,681         1,718
  Reinvestment of distributions                                                        228             201           114
  Payments for redemptions                                                            (821)           (341)       (1,051)
  Shares issued in connection with the acquisition of Fund net assets                   --              --            --
--------------------------------------------------------------------------- ----------------  ------------  ------------
Increase (decrease) in net assets from Class B transactions                          3,410           5,541           781
--------------------------------------------------------------------------- ----------------  ------------  ------------
Class C:
  Proceeds from sales                                                                  571              46            --
  Reinvestment of distributions                                                          9              --            --
  Payments for redemptions                                                             (18)             --            --
--------------------------------------------------------------------------- ----------------  ------------  ------------
Increase in net assets from Class C transactions                                       562              46            --
--------------------------------------------------------------------------- ----------------  ------------  ------------
Class S:
  Proceeds from sales                                                                8,114          11,078            --
  Reinvestment of distributions                                                        351             137            --
  Payments for redemptions                                                          (2,598)         (1,083)           --
  Shares issued in connection with the acquisition of Fund net assets                   --              --            --
--------------------------------------------------------------------------- ----------------  ------------  ------------
Increase (decrease) in net assets from Class S transactions                          5,867          10,132            --
--------------------------------------------------------------------------- ----------------  ------------  ------------
Class Y (3):
  Proceeds from sales                                                              166,747         254,487       188,018
  Reinvestment of distributions                                                     12,016          18,990        19,999
  Payments for redemptions                                                        (129,499)       (138,642)     (154,741)
  Shares issued in connection with the acquisition of Fund net assets                   --              --            --
--------------------------------------------------------------------------- ----------------  ------------  ------------
Increase (decrease) in net assets from Class Y transactions                         49,264         134,835        53,276
--------------------------------------------------------------------------- ----------------  ------------  ------------
Increase (decrease) in net assets from capital share transactions                   59,658         151,278        40,270
--------------------------------------------------------------------------- ----------------  ------------  ------------
Total increase (decrease) in net assets                                             16,846         189,515        42,874
NET ASSETS AT BEGINNING OF PERIOD                                                  751,790         562,275       519,401
=========================================================================== ================  ============  ============
NET ASSETS AT END OF PERIOD                                                   $    768,636     $   751,790   $   562,275
=========================================================================== ================  ============  ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
 AT END OF PERIOD                                                             $       (241)    $     1,308   $       413
=========================================================================== ================  ============  ============


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                           CORPORATE BOND
                                                                                                     FUND
                                                                            -----------------------------
                                                                                   10/1/01        10/1/00
                                                                                        to             to
                                                                                   3/31/02        9/30/01
--------------------------------------------------------------------------- --------------    -----------
                                                                                (unaudited)
OPERATIONS:
Net investment income - net                                                   $      7,007      $  7,283
Net realized gain (loss) on investments                                             (2,242)        3,358
Net realized gain (loss) on forward foreign currency contracts and foreign
 currency transactions                                                                  --            --
Net change in unrealized appreciation or depreciation of investments                (5,955)        1,601
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and
 liabilities denominated in foreign currency                                            --            --
--------------------------------------------------------------------------- --------------    -----------
Net increase (decrease) in net assets resulting from operations                     (1,190)       12,242
--------------------------------------------------------------------------- --------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income - net:
  Class A                                                                             (306)         (125)
  Class B                                                                             (583)          (49)
  Class C                                                                             (136)         (137)
  Class S                                                                             (120)           --
  Class Y                                                                           (6,077)       (6,828)
Net realized gain on investments:
  Class A                                                                               (6)         (114)
  Class B                                                                              (13)          (44)
  Class C                                                                               (3)         (162)
  Class S                                                                               (2)           --
  Class Y                                                                             (114)       (3,110)
--------------------------------------------------------------------------- ----------------  -----------
Total distributions                                                                 (7,360)      (10,569)
--------------------------------------------------------------------------- ----------------  -----------
CAPITAL SHARE TRANSACTIONS (2):
Class A:
  Proceeds from sales                                                                1,522         3,580
  Reinvestment of distributions                                                        230           203
  Payments for redemptions                                                          (1,596)         (881)
  Shares issued in connection with the acquisition of Fund net assets                   --         6,191
--------------------------------------------------------------------------- ----------------  -----------
Increase (decrease) in net assets from Class A transactions                            156         9,093
--------------------------------------------------------------------------- ----------------  -----------
Class B:
  Proceeds from sales                                                                  969         1,384
  Reinvestment of distributions                                                        400            85
  Payments for redemptions                                                          (1,836)         (189)
  Shares issued in connection with the acquisition of Fund net assets                   --        21,085
--------------------------------------------------------------------------- ----------------  -----------
Increase (decrease) in net assets from Class B transactions                           (467)       22,365
--------------------------------------------------------------------------- ----------------  -----------
Class C:
  Proceeds from sales                                                                1,071         5,864
  Reinvestment of distributions                                                        130           292
  Payments for redemptions                                                          (1,157)         (922)
--------------------------------------------------------------------------- ----------------  -----------
Increase in net assets from Class C transactions                                        44         5,234
--------------------------------------------------------------------------- ----------------  -----------
Class S:
  Proceeds from sales                                                                1,959         1,220
  Reinvestment of distributions                                                        118            --
  Payments for redemptions                                                          (1,305)           (3)
  Shares issued in connection with the acquisition of Fund net assets                   --         1,997
--------------------------------------------------------------------------- ----------------  ------------
Increase (decrease) in net assets from Class S transactions                            772         3,214
--------------------------------------------------------------------------- ----------------  ------------
Class Y (3):
  Proceeds from sales                                                               38,145        54,358
  Reinvestment of distributions                                                        645         1,307
  Payments for redemptions                                                         (19,630)      (59,758)
  Shares issued in connection with the acquisition of Fund net assets                   --        97,773
--------------------------------------------------------------------------- ----------------  ------------
Increase (decrease) in net assets from Class Y transactions                         19,160        93,680
--------------------------------------------------------------------------- ----------------  ------------
Increase (decrease) in net assets from capital share transactions                   19,665       133,586
--------------------------------------------------------------------------- ----------------  ------------
Total increase (decrease) in net assets                                             11,115       135,259
NET ASSETS AT BEGINNING OF PERIOD                                                  226,266        91,007
=========================================================================== ================  ============
NET ASSETS AT END OF PERIOD                                                   $    237,381      $226,266
=========================================================================== ================  ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
 AT END OF PERIOD                                                             $         11      $    226
=========================================================================== ================  ============


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                              FIXED INCOME
                                                                                                      FUND
                                                                            ------------------------------
                                                                                   10/1/01       10/1/00
                                                                                        to            to
                                                                                   3/31/02       9/30/01
--------------------------------------------------------------------------- --------------  ------------
                                                                                (unaudited)
OPERATIONS:
Net investment income - net                                                  $      38,354    $   77,362
Net realized gain (loss) on investments                                              8,859        16,716
Net realized gain (loss) on forward foreign currency contracts and foreign
 currency transactions                                                                  --            --
Net change in unrealized appreciation or depreciation of investments               (59,684)       70,958
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and
 liabilities denominated in foreign currency                                            --            --
--------------------------------------------------------------------------- --------------  ------------
Net increase (decrease) in net assets resulting from operations                    (12,471)      165,036
--------------------------------------------------------------------------- --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income - net:
  Class A                                                                           (2,980)       (6,267)
  Class B                                                                             (333)         (614)
  Class C                                                                             (201)         (133)
  Class S                                                                             (842)           --
  Class Y                                                                          (34,583)      (70,917)
Net realized gain on investments:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class S                                                                               --            --
  Class Y                                                                               --            --
--------------------------------------------------------------------------- --------------  ------------
Total distributions                                                                (38,939)      (77,931)
--------------------------------------------------------------------------- --------------  ------------
CAPITAL SHARE TRANSACTIONS (2):
Class A:
  Proceeds from sales                                                               23,920        55,451
  Reinvestment of distributions                                                      2,115         4,403
  Payments for redemptions                                                         (27,563)      (62,537)
  Shares issued in connection with the acquisition of Fund net assets                   --         4,428
--------------------------------------------------------------------------- --------------  ------------
Increase (decrease) in net assets from Class A transactions                         (1,528)        1,745
--------------------------------------------------------------------------- --------------  ------------
Class B:
  Proceeds from sales                                                                2,247         4,411
  Reinvestment of distributions                                                        298           560
  Payments for redemptions                                                          (1,744)       (2,941)
  Shares issued in connection with the acquisition of Fund net assets                   --           747
--------------------------------------------------------------------------- --------------  ------------
Increase (decrease) in net assets from Class B transactions                            801         2,777
--------------------------------------------------------------------------- --------------  ------------
Class C:
  Proceeds from sales                                                                4,125         6,606
  Reinvestment of distributions                                                        196           128
  Payments for redemptions                                                          (1,408)         (327)
--------------------------------------------------------------------------- --------------  ------------
Increase in net assets from Class C transactions                                     2,913         6,407
--------------------------------------------------------------------------- --------------  ------------
Class S:
  Proceeds from sales                                                                5,535            25
  Reinvestment of distributions                                                        837            --
  Payments for redemptions                                                          (8,644)       (1,017)
  Shares issued in connection with the acquisition of Fund net assets                   --        35,747
--------------------------------------------------------------------------- --------------  ------------
Increase (decrease) in net assets from Class S transactions                         (2,272)       34,755
--------------------------------------------------------------------------- --------------  ------------
Class Y (3):
  Proceeds from sales                                                              125,422       260,210
  Reinvestment of distributions                                                     10,163        22,061
  Payments for redemptions                                                        (239,159)     (532,835)
  Shares issued in connection with the acquisition of Fund net assets                   --       240,387
--------------------------------------------------------------------------- --------------  ------------
Increase (decrease) in net assets from Class Y transactions                       (103,574)      (10,177)
--------------------------------------------------------------------------- --------------  ------------
Increase (decrease) in net assets from capital share transactions                 (103,660)       35,507
--------------------------------------------------------------------------- --------------  ------------
Total increase (decrease) in net assets                                           (155,070)      122,612
NET ASSETS AT BEGINNING OF PERIOD                                                1,545,159     1,422,547
=========================================================================== ==============  ============
NET ASSETS AT END OF PERIOD                                                  $   1,390,089    $1,545,159
=========================================================================== ==============  ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
 AT END OF PERIOD                                                            $        (141)   $      444
=========================================================================== ==============  ============

(1) Commencement of operations.
(2) See note 4 in Notes to Financial Statements for additional information.
(3) On September 24, 2001, the Institutional Class of Bond IMMDEX(TM) Fund and U.S. Government Securities Fund were redesignated as Class Y.

The accompanying notes are an integral part of the financial statements.

(32      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                               HIGH YIELD                         INTERMEDIATE TERM
                                BOND FUND                                 BOND FUND
     ------------------------------------ -----------------------------------------
            10/1/01           8/30/01(1)        10/1/01        11/1/00      11/1/99
                 to                to                to             to           to
            3/31/02           9/30/01           3/31/02        9/30/01     10/31/00
     --------------    --------------     --------------  ------------   ----------
         (unaudited)                          (unaudited)
       $      1,624       $        55      $      24,874   $   27,316     $  24,486
             (1,869)              (30)            (1,286)       2,860            26

                 --                --                 --           --            --
                199              (780)           (30,648)      26,021         1,534

                 --                --                 --           --            --
     --------------    --------------     --------------  ------------   ----------
                (46)             (755)            (7,060)      56,197        26,046
     --------------    --------------     --------------  ------------   ----------

             (1,484)               --             (1,624)      (1,521)       (1,806)
                 (8)               --                 --          (16)          (15)
               (207)              (11)                --           --            --
                 --                --                (55)         (13)           --
               (439)              (40)           (23,613)     (25,016)      (22,569)

                 --                --                 --          (59)           --
                 --                --                 --           --            --
                 --                --                 --           --            --
                 --                --                 --           (1)           --
                 --                --                 --         (963)           --
     ----------------  --------------     --------------  -------------  ----------
             (2,138)              (51)           (25,292)     (27,589)      (24,390)
     ----------------  --------------     --------------  -------------  ----------

             53,657               164             17,541       13,049         2,820
              1,388                --              1,181        1,044         1,235
            (18,994)               --            (16,711)     (12,241)      (10,422)
                 --                --                 --       30,157            --
     ----------------  --------------     --------------  -------------  ----------
             36,051               164              2,011       32,009        (6,367)
     ----------------  --------------     --------------  -------------  ----------
                366                41                 --          513           160
                  7                --                 --           14            14
                (18)               --                 --         (834)          (86)
                 --                --                 --           --            --
     ----------------  --------------     --------------  -------------  ----------
                355                41                 --         (307)           88
     ----------------  --------------     --------------  -------------  ----------
              2,892             4,742                 --           --            --
                207                11                 --           --            --
               (518)             (812)                --           --            --
     ----------------  --------------     --------------  -------------  ----------
              2,581             3,941                 --           --            --
     ----------------  --------------     --------------  -------------  ----------
                  1                --              2,176          936            --
                 --                --                 34            4            --
                 --                --               (156)        (268)           --
                 --                --                 --           40            --
     ----------------  --------------     --------------  -------------  ----------
                  1                --              2,054          712            --
     ----------------  --------------     --------------  -------------  ----------
              2,497             8,879            134,698      174,027       207,558
                397                39              7,922        9,421        10,534
               (121)               --           (105,459)    (125,820)      (95,065)
                 --                --                 --      385,558            --
     ----------------  --------------     --------------  -------------  ----------
              2,773             8,918             37,161      443,186       123,027
     ----------------  --------------     --------------  -------------  ----------
             41,761            13,064             41,226      475,600       116,748
     ----------------  --------------     --------------  -------------  ----------
             39,577            12,258              8,874      504,208       118,404
             12,258                --            940,644      436,436       318,032
     ================  ==============     ==============  =============  ==========
       $     51,835       $    12,258      $     949,518   $  940,644     $ 436,436
     ================  ==============     ==============  =============  ==========

       $       (511)      $         3      $         332   $      678     $     316
     ================  ==============     ==============  =============  ==========


[WIDE TABLE CONTINUED FROM ABOVE]

                       SHORT TERM              STRATEGIC INCOME                            U.S. GOVERNMENT
                        BOND FUND                          FUND                            SECURITIES FUND
     ---------------------------- ----------------------------- ------------------------------------------
            10/1/01     10/1/00          10/1/01       10/1/00         10/1/01       11/1/00       12/1/99
                 to          to               to            to              to            to            to
            3/31/02     9/30/01          3/31/02       9/30/01         3/31/02       9/30/01      10/31/00
     --------------  ----------   --------------  ------------  --------------    ----------   -----------
         (unaudited)                  (unaudited)                   (unaudited)
      $       9,930   $  11,024    $       7,830   $    20,109    $      5,039     $  10,086    $   3,390
                758       2,094           (7,059)       (6,944)          5,528           955         (680)

                 --          --              (14)         (864)             --            --           --
            (11,450)      5,010           12,915        (4,637)         (9,535)       10,717        1,015

                 --          --              (32)           27              --            --           --
     --------------  ----------   --------------  ------------  --------------    ----------   -----------
               (762)     18,128           13,640         7,691           1,032        21,758        3,725
     --------------  ----------   --------------  ------------  --------------    ----------   -----------

             (3,166)     (5,226)            (834)       (1,700)           (233)         (280)        (192)
                 --          --             (122)         (134)            (60)          (60)          (8)
                 --          --             (195)         (159)             (9)           --           --
                (17)         --               --            --            (592)         (403)        (334)
             (7,330)     (6,095)          (6,884)      (16,584)         (4,938)       (8,980)      (2,856)

                 --          --               --            --              --            --           --
                 --          --               --            --              --            --           --
                 --          --               --            --              --            --           --
                 --          --               --            --              --            --           --
                 --          --               --            --              --            --           --
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
            (10,513)    (11,321)          (8,035)      (18,577)         (5,832)       (9,723)      (3,390)
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------

             20,780      17,897            1,012         7,346           2,638         2,445           49
              2,293       3,209              487         1,002             195           212          168
            (15,852)    (22,302)          (2,182)       (9,827)           (576)       (1,514)      (1,219)
                 --      50,335               --            --              --         3,253           --
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
              7,221      49,139             (683)       (1,479)          2,257         4,396       (1,002)
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
                 --          --            1,230         1,831           1,152           622            8
                 --          --               65            96              53            53            8
                 --          --             (101)         (766)           (276)         (243)        (158)
                 --          --               --            --              --         1,089           --
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
                 --          --            1,194         1,161             929         1,521         (142)
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
                 --          --            1,366         3,737             724           105           --
                 --          --              164           148               9            --           --
                 --          --             (267)         (669)             (4)           --           --
     --------------  ----------   --------------  ------------  ----------------- ----------   ------------
                 --          --            1,263         3,216             729           105           --
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
                724          42              123            --           7,077        16,077        2,581
                  9          --               --            --             591           403          370
                (24)         --             (122)           --          (4,133)       (3,041)      (6,384)
                 --         318               --            --              --            --           --
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
                709         360                1            --           3,535        13,439       (3,433)
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
            127,107      32,174           18,370        45,150          13,292        26,544       18,386
              2,932       2,005            1,402         3,722             810         1,868          286
            (57,519)    (32,407)         (22,865)     (122,166)        (23,906)      (56,078)     (37,574)
                 --     179,621               --            --              --       146,216           --
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
             72,520     181,393           (3,093)      (73,294)         (9,804)      118,550      (18,902)
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
             80,450     230,892           (1,318)      (70,396)         (2,354)      138,011      (23,479)
     --------------  ----------   --------------  ------------  ----------------  ----------   ------------
             69,175     237,699            4,287       (81,282)         (7,154)      150,046      (23,144)
            410,783     173,084          180,827       262,109         212,870        62,824       85,968
     ==============  ==========   ==============  ============  ================  ==========   ============
      $     479,958   $ 410,783    $     185,114   $   180,827    $    205,716     $ 212,870    $  62,824
     ==============  ==========   ==============  ============  ================  ==========   ============

      $        (350)  $     233    $        (156)  $        60    $          1     $     794    $     409
     ==============  ==========   ==============  ============  ================  ==========   ============

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      33)

Financial Highlights For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.

                                                       REALIZED AND
                             NET ASSET                   UNREALIZED     DIVIDENDS
                                 VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                             BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                             OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                           -----------  ------------  -------------  ------------  --------------
BOND IMMDEX(TM) FUND (2)
Class A
 2002 (8)                   $  29.15      $  0.78        $ (1.46)      $ (0.84)       $ (0.06)
 2001 (6) (7)                  27.49         1.51           1.73         (1.47)         (0.11)
 2000 (6)                      27.36         1.71           0.13         (1.71)            --
 1999 (6)                      29.01         1.64          (1.66)        (1.63)            --
 1998                          28.16         1.64           0.85         (1.64)            --
 1997 (6)                      27.54         1.66           0.64         (1.68)            --
Class B
 2002 (8)                   $  29.13      $  0.68        $ (1.46)      $ (0.74)       $ (0.06)
 2001 (6) (7)                  27.49         1.32           1.72         (1.29)         (0.11)
 2000                          27.36         1.53           0.13         (1.53)            --
 1999 (3) (6)                  28.34         0.92          (0.91)        (0.99)            --
Class C
 2002 (8)                   $  29.15      $  0.68        $ (1.46)      $ (0.77)       $ (0.06)
 2001 (5) (6)                  28.94         0.07           0.14            --             --
Class S
 2002 (8)                   $  29.15      $  0.79        $ (1.46)      $ (0.84)       $ (0.06)
 2001 (4) (6)                  27.88         1.31           1.29         (1.33)            --
Class Y
 2002 (8)                   $  29.17      $  0.81        $ (1.46)      $ (0.87)       $ (0.06)
 2001 (6) (7)                  27.51         1.58           1.72         (1.53)         (0.11)
 2000                          27.37         1.94           0.13         (1.93)            --
 1999                          29.02         1.70          (1.65)        (1.70)            --
 1998                          28.16         1.72           0.85         (1.71)            --
 1997                          27.55         1.75           0.61         (1.75)            --
--------                    --------      -------        -------       -------        -------
CORPORATE BOND FUND
Class A
 2002 (8)                   $  10.01      $  0.29        $ (0.33)      $ (0.30)       $ (0.01)
 2001 (6)                      10.03         0.72           0.35         (0.73)         (0.36)
 2000 (9)                      10.00         0.48           0.02         (0.47)            --
Class B
 2002 (8)                   $   9.98      $  0.25        $ (0.34)      $ (0.26)       $ (0.01)
 2001 (6)                      10.02         0.66           0.32         (0.66)         (0.36)
 2000 (9)                      10.00         0.45           0.01         (0.44)            --
Class C
 2002 (8)                   $   9.97      $  0.25        $ (0.34)      $ (0.26)       $ (0.01)
 2001 (6)                      10.01         0.63           0.35         (0.66)         (0.36)
 2000 (9)                      10.00         0.45          (0.01)        (0.43)            --
Class S
 2002 (8)                   $  10.01      $  0.29        $ (0.34)      $ (0.30)       $ (0.01)
 2001 (5) (6)                   9.93         0.01           0.07            --             --
Class Y (5)
 2002 (8)                   $  10.00      $  0.30        $ (0.33)      $ (0.31)       $ (0.01)
 2001 (6)                      10.03         0.75           0.33         (0.75)         (0.36)
 2000 (9)                      10.00         0.49           0.02         (0.48)            --
--------                    --------      -------        -------       -------        -------

(1) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2) The financial highlights for the Bond IMMDEX(TM) Fund as set forth herein include the historical financial highlights of the Firstar Bond IMMDEX(TM) Fund Class A shares, Class B shares, Class Y shares, and Class I shares. The assets of the Firstar Bond IMMDEX(TM) Fund were acquired by Bond IMMDEX(TM) Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class B shares, Class Y shares and Class I shares of the Firstar Bond IMMDEX(TM) Fund were exchanged for Class A shares, Class B shares, Class S shares, and Class Y shares of Bond IMMDEX(TM) Fund, respectively.
(3) Class of shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Per share data calculated using average shares outstanding method.
(7) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31.
(8) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(9) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(34      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                               RATIO OF NET
                                                                                    RATIO OF     INVESTMENT
                                                                 RATIO OF NET    EXPENSES TO      INCOME TO
       NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE        AVERAGE
           VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS     NET ASSETS   PORTFOLIO
          END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING     (EXCLUDING    TURNOVER
          PERIOD    RETURN (1)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)        RATE
     -----------  ------------  --------------  -------------  --------------  -------------  -------------  ----------

      $  27.57        (2.39)%      $ 83,569          0.73%           5.46%          0.83%          5.36%          12%
         29.15        12.09          87,775          0.73            5.82           0.76           5.79           16
         27.49         6.99          82,131          0.74            6.30           0.74           6.30           25
         27.36        (0.05)         95,635          0.72            5.80           0.74           5.78           57
         29.01         9.11          95,301          0.67            5.77           0.74           5.70           20
         28.16         8.68          64,144          0.67            6.08           0.74           6.01           35

      $  27.55        (2.73)%      $ 11,348          1.48%           4.72%          1.58%          4.62%          12%
         29.13        11.32           8,505          1.48            5.02           1.52           4.98           16
         27.49         6.22           2,689          1.49            5.55           1.49           5.55           25
         27.36         0.04           1,869          1.49            5.06           1.49           5.06           57

      $  27.54        (2.71)%      $    585          1.48%           4.76%          1.58%          4.66%          12%
         29.15         0.69          46,666          0.41            5.06           0.48           4.99           16

      $  27.58        (2.35)%      $ 15,431          0.73%           5.47%          0.83%          5.37%          12%
         29.15         9.56          10,330          0.73            5.64           0.79           5.58           16

      $  27.59        (2.26)%      $657,703          0.48%           5.71%          0.58%          5.61%          12%
         29.17        12.33         645,134          0.48            6.06           0.51           6.03           16
         27.51         7.29         477,455          0.49            6.55           0.49           6.55           25
         27.37         0.20         421,897          0.47            6.05           0.48           6.04           57
         29.02         9.41         471,425          0.42            6.02           0.49           5.95           20
         28.16         8.90         408,018          0.42            6.33           0.49           6.26           35
      --------        -----        --------          ----            ----           ----           ----           --

      $   9.66        (0.48)%      $  9,606          1.00%           5.86%          1.27%          5.59%          65%
         10.01        10.94           9,820          0.75            6.95           1.20           6.50          187
         10.03         5.17             771          0.72            7.52           1.24           7.00          124

      $   9.62        (0.96)%      $ 21,352          1.75%           5.10%          2.02%          4.83%          65%
          9.98        10.06          22,608          1.65            6.45           2.11           5.99          187
         10.02         4.70             103          1.48            6.86           1.99           6.35          124

      $   9.61        (0.96)%      $  5,058          1.75%           5.11%          2.02%          4.84%          65%
          9.97        10.10           5,209          1.50            6.07           1.94           5.63          187
         10.01         4.54             143          1.48            6.79           1.99           6.28          124

      $   9.65        (0.58)%      $  3,868          1.00%           5.86%          1.27%          5.59%          65%
         10.01         0.81           3,237          0.89            7.60           1.36           7.13          187

      $   9.65        (0.36)%      $197,497          0.75%           6.12%          1.02%          5.85%          65%
         10.00        11.09         185,392          0.51            7.26           0.95           6.82          187
         10.03         5.32          89,990          0.48            7.75           0.99           7.24          124
      --------        -----        --------          ----            ----           ----           ----          ---

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      35)

Financial Highlights For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.

                                                   REALIZED AND
                         NET ASSET                   UNREALIZED     DIVIDENDS
                             VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                         BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                         OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                       -----------  ------------  -------------  ------------  --------------
FIXED INCOME FUND
Class A
 2002 (5)               $  11.37      $  0.28        $ (0.38)      $ (0.29)       $    --
 2001 (4)                  10.69         0.61           0.69         (0.62)            --
 2000                      10.65         0.61           0.04         (0.61)            --
 1999                      11.69         0.59          (0.89)        (0.59)         (0.15)
 1998                      10.97         0.57           0.73         (0.57)         (0.01)
 1997                      10.77         0.59           0.27         (0.59)         (0.07)
Class B
 2002 (5)               $  11.29      $  0.24        $ (0.39)      $ (0.24)       $    --
 2001 (4)                  10.63         0.52           0.68         (0.54)            --
 2000                      10.58         0.53           0.05         (0.53)            --
 1999                      11.63         0.51          (0.90)        (0.51)         (0.15)
 1998                      10.91         0.49           0.73         (0.49)         (0.01)
 1997                      10.72         0.51           0.26         (0.51)         (0.07)
Class C
 2002 (5)               $  11.34      $  0.24        $ (0.40)      $ (0.24)       $    --
 2001 (4)                  10.66         0.52           0.70         (0.54)            --
 2000                      10.64         0.52           0.04         (0.54)            --
 1999 (3)                  11.33         0.38          (0.69)        (0.38)            --
Class S
 2002 (5)               $  11.37      $  0.28        $ (0.40)      $ (0.28)       $    --
 2001 (2) (4)              11.28         0.01           0.08            --             --
Class Y
 2002 (5)               $  11.37      $  0.29        $ (0.39)      $ (0.30)       $    --
 2001 (4)                  10.69         0.63           0.70         (0.65)            --
 2000                      10.65         0.63           0.04         (0.63)            --
 1999                      11.69         0.61          (0.89)        (0.61)         (0.15)
 1998                      10.96         0.60           0.74         (0.60)         (0.01)
 1997                      10.76         0.62           0.27         (0.62)         (0.07)
--------                --------      -------        -------       -------        -------
HIGH YIELD BOND FUND
Class A
 2002 (5)               $   9.30      $  0.31        $ (0.19)      $ (0.42)       $    --
 2001 (4) (6)              10.00         0.02          (0.68)        (0.04)            --
Class B
 2002 (5)               $   9.31      $  0.36        $ (0.27)      $ (0.39)       $    --
 2001 (4) (6)              10.00         0.02          (0.67)        (0.04)            --
Class C
 2002 (5)               $   9.31      $  0.31        $ (0.24)      $ (0.38)       $    --
 2001 (4) (6)              10.00         0.05          (0.70)        (0.04)            --
Class S
 2002 (5)               $   9.30      $  0.35        $ (0.24)      $ (0.42)       $    --
 2001 (2) (4)               9.48         0.01          (0.19)           --             --
Class Y
 2002 (5)               $   9.31      $  0.35        $ (0.22)      $ (0.43)       $    --
 2001 (4) (6)              10.00         0.05          (0.70)        (0.04)            --
---------------------   --------      -------        -------       -------        -------

(1)Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2)Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(3)Class of shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(4)Per share data calculated using average shares outstanding method.
(5)For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(6)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(36      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                               RATIO OF NET
                                                                                    RATIO OF     INVESTMENT
                                                                 RATIO OF NET    EXPENSES TO      INCOME TO
       NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE        AVERAGE
           VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS     NET ASSETS   PORTFOLIO
          END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING     (EXCLUDING    TURNOVER
          PERIOD    RETURN (1)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)        RATE
     -----------  ------------  --------------  -------------  --------------  -------------  -------------  ----------

      $  10.98        (0.94)%     $  113,429         0.95%           5.01%          1.03%          4.93%          51%
         11.37        12.50          119,067         0.95            5.50           1.13           5.32           81
         10.69         6.33          110,490         0.95            5.76           1.14           5.57           54
         10.65        (2.67)         137,133         0.95            5.29           1.14           5.10           90
         11.69        12.29          205,237         0.95            5.10           1.11           4.94          147
         10.97         8.26            8,535         0.95            5.44           1.13           5.26          130

      $  10.90        (1.32)%     $   15,329         1.70%           4.26%          1.78%          4.18%          51%
         11.29        11.59           15,071         1.70            4.75           1.88           4.57           81
         10.63         5.70           11,550         1.70            5.02           1.89           4.83           54
         10.58        (3.48)          14,639         1.70            4.53           1.89           4.34           90
         11.63        11.54           17,242         1.70            4.35           1.86           4.19          147
         10.91         7.40           15,253         1.70            4.68           1.88           4.50          130

      $  10.94        (1.39)%     $    9,723         1.70%           4.27%          1.78%          4.19%          51%
         11.34        11.68            7,148         1.70            4.65           1.88           4.47           81
         10.66         5.50              566         1.70            5.02           1.89           4.83           54
         10.64        (2.75)             719         1.35            5.09           1.89           4.55           90

      $  10.97        (1.03)%     $   31,624         0.95%           5.01%          1.03%          4.93%          51%
         11.37         0.80           35,062         1.58            6.36           1.76           6.18           81

      $  10.97        (0.91)%     $1,219,984         0.70%           5.26%          0.78%          5.18%          51%
         11.37        12.76        1,368,812         0.70            5.76           0.88           5.58           81
         10.69         6.59        1,299,941         0.70            6.03           0.89           5.84           54
         10.65        (2.44)       1,239,900         0.70            5.57           0.89           5.38           90
         11.69        12.66        1,210,661         0.70            5.35           0.86           5.19          147
         10.96         8.54          705,719         0.70            5.71           0.88           5.53          130
      --------        -----       ----------         ----            ----           ----           ----          ---

      $   9.00         1.27%      $   34,543         1.20%           7.02%          1.42%          6.80%          56%
          9.30        (6.55)             161         1.10            6.53           1.33           6.30           53

      $   9.01         0.96%      $      388         1.95%           6.76%          2.25%          6.46%          56%
          9.31        (6.47)              40         1.77            6.02           2.02           5.77           53

      $   9.00         0.78%      $    6,147         1.95%           6.29%          2.22%          6.02%          56%
          9.31        (6.50)           3,749         1.94            5.53           2.21           5.26           53

      $   8.99         1.13%      $        1         1.20%           6.87%          1.41%          6.66%          56%
          9.30        (1.90)              --         0.00            1.23           0.00           1.23           53

      $   9.01         1.37%      $   10,756         0.95%           7.26%          1.22%          6.99%          56%
          9.31        (6.47)           8,308         0.96            6.06           1.23           5.79           53
      --------        -----       ----------         ----            ----           ----           ----          ---

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      37)

Financial Highlights For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.

                                                              REALIZED AND
                                    NET ASSET                   UNREALIZED     DIVIDENDS
                                        VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                                    BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                                    OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                                  -----------  ------------  -------------  ------------  --------------
INTERMEDIATE TERM BOND FUND (3)
Class A
 2002 (8)                          $  10.26      $  0.26        $ (0.34)      $ (0.26)       $    --
 2001 (6) (7)                          9.70         0.54           0.55         (0.51)         (0.02)
 2000                                  9.68         0.58           0.02         (0.58)            --
 1999                                 10.07         0.54          (0.38)        (0.54)         (0.01)
 1998                                  9.88         0.55           0.19         (0.55)            --
 1997                                  9.77         0.56           0.11         (0.56)            --
Class S
 2002 (8)                          $  10.26      $  0.26        $ (0.34)      $ (0.26)       $    --
 2001 (5) (7)                          9.78         0.48           0.53         (0.51)         (0.02)
Class Y
 2002 (8)                          $  10.23      $  0.27        $ (0.34)      $ (0.27)       $    --
 2001 (6) (7)                          9.68         0.56           0.54         (0.53)         (0.02)
 2000                                  9.66         0.60           0.02         (0.60)            --
 1999                                 10.04         0.56          (0.37)        (0.56)         (0.01)
 1998                                  9.86         0.56           0.18         (0.56)            --
 1997                                  9.74         0.57           0.12         (0.57)            --
--------                           --------      -------        -------       -------        -------
SHORT TERM BOND FUND (2)
Class A
 2002 (8)                          $  10.27      $  0.23        $ (0.25)      $ (0.24)       $    --
 2001 (7)                              9.91         0.61           0.40         (0.65)            --
 2000                                  9.86         0.58           0.02         (0.55)            --
 1999                                 10.04         0.52          (0.18)        (0.52)            --
 1998                                  9.94         0.53           0.10         (0.53)            --
 1997                                  9.91         0.56           0.03         (0.56)            --
Class S
 2002 (8)                          $  10.27      $  0.22        $ (0.24)      $ (0.24)       $    --
 2001 (4) (7)                         10.25         0.01           0.01            --             --
Class Y
 2002 (8)                          $  10.27      $  0.23        $ (0.23)      $ (0.25)       $    --
 2001 (7)                              9.91         0.63           0.39         (0.66)            --
 2000                                  9.87         0.59           0.01         (0.56)            --
 1999                                 10.04         0.52          (0.17)        (0.52)            --
 1998                                  9.94         0.53           0.10         (0.53)            --
 1997                                  9.91         0.56           0.03         (0.56)            --
--------                           --------      -------        -------       -------        -------

(1)Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2)Effective September 24, 2001, the name of the Limited Term Income Fund was changed to Short Term Bond Fund.
(3)The financial highlights for the Intermediate Term Bond Fund as set forth herein include the historical financial highlights of the Firstar Intermediate Bond Fund Class A shares, Class Y shares, and Class I shares. The assets of the Firstar Intermediate Bond Fund were acquired by Intermediate Term Bond Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class Y shares, and Class I shares of the Firstar Intermediate Bond Fund were exchanged for Class A shares, Class S shares, and Class Y shares of Intermediate Term Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Intermediate Term Bond Fund and the Firstar Intermediate Bond Fund.
(4)Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(5)Class of shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(6)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31.
(7)Per share data calculated using average shares outstanding method.
(8)For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(38      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                               RATIO OF NET
                                                                                    RATIO OF     INVESTMENT
                                                                 RATIO OF NET    EXPENSES TO      INCOME TO
       NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE        AVERAGE
           VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS     NET ASSETS   PORTFOLIO
          END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING     (EXCLUDING    TURNOVER
          PERIOD    RETURN (1)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)        RATE
     -----------  ------------  --------------  -------------  --------------  -------------  -------------  ----------

       $  9.92        (0.78)%      $ 61,120          0.75%           5.12%          0.92%          4.95%          9%
         10.26        11.46          61,225          0.85            5.62           0.96           5.51          30
          9.70         6.41          27,431          0.82            6.08           0.95           5.95          18
          9.68         1.66          33,779          0.81            5.47           0.95           5.33          64
         10.07         7.57          29,550          0.75            5.50           0.96           5.29          27
          9.88         7.09          20,691          0.75            5.71           0.98           5.48          41

       $  9.92        (0.77)%      $  2,699          0.75%           5.19%          0.92%          5.02%          9%
         10.26        10.58             724          0.84            5.41           0.95           5.30          30

       $  9.89        (0.70)%      $885,699          0.60%           5.27%          0.77%          5.10%          9%
         10.23        11.61         878,695          0.60            5.83           0.70           5.73          30
          9.68         6.67         408,708          0.57            6.33           0.70           6.20          18
          9.66         1.91         284,047          0.56            5.71           0.70           5.57          64
         10.04         7.83         291,289          0.50            5.75           0.71           5.54          27
          9.86         7.36         254,521          0.50            5.96           0.73           5.73          41
       -------        -----        --------          ----            ----           ----           ----          --

       $ 10.01        (0.67)%      $136,962          0.75%           4.47%          0.95%          4.27%         42%
         10.27        10.48         133,177          0.60            6.04           1.15           5.49          69
          9.91         6.30          80,992          0.60            6.12           1.13           5.59          95
          9.86         3.43           5,318          0.60            5.16           1.12           4.64          65
         10.04         6.55           5,036          0.60            5.33           1.12           4.81         112
          9.94         6.09           7,152          0.60            5.61           1.15           5.06         147

       $ 10.01        (0.20)%      $  1,054          0.75%           4.46%          0.95%          4.26%         42%
         10.27         0.20             362          1.20            6.37           1.80           5.77          69

       $ 10.02        (0.04)%      $341,942          0.60%           4.61%          0.80%          4.41%         42%
         10.27        10.64         277,244          0.46            6.24           1.02           5.68          69
          9.91         6.29          92,092          0.51            5.94           0.98           5.47          95
          9.87         3.53         119,522          0.60            5.15           0.87           4.88          65
         10.04         6.55         173,136          0.60            5.33           0.87           5.06         112
          9.94         6.09         184,368          0.60            5.60           0.90           5.30         147
       -------        -----        --------          ----            ----           ----           ----         ---

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      39)

Financial Highlights For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.

                                                                  REALIZED AND
                                        NET ASSET                   UNREALIZED    DIVIDENDS
                                            VALUE           NET       GAINS OR     FROM NET
                                        BEGINNING    INVESTMENT    (LOSSES) ON   INVESTMENT
                                        OF PERIOD        INCOME    INVESTMENTS       INCOME
                                      -----------  ------------  -------------  -----------
STRATEGIC INCOME FUND
Class A
 2002 (4) (7)                           $  8.37      $  0.36        $  0.28       $ (0.37)
 2001 (4)                                  8.91         0.76          (0.59)        (0.71)
 2000 (4)                                  9.09         0.64          (0.15)        (0.67)
 1999 (4)                                  9.27         0.78          (0.25)        (0.71)
 1998 (5)                                 10.00         0.13          (0.75)        (0.11)
Class B
 2002 (4) (7)                           $  8.35      $  0.33        $  0.26       $ (0.34)
 2001 (4)                                  8.89         0.69          (0.58)        (0.65)
 2000 (4)                                  9.07         0.56          (0.14)        (0.60)
 1999 (4)                                  9.27         0.71          (0.26)        (0.65)
 1998 (5)                                 10.00         0.09          (0.71)        (0.11)
Class C
 2002 (4) (7)                           $  8.35      $  0.33        $  0.27       $ (0.34)
 2001 (4)                                  8.90         0.69          (0.59)        (0.65)
 2000 (4)                                  9.08         0.59          (0.14)        (0.63)
 1999 (4) (6)                              9.57         0.45          (0.47)        (0.47)
Class S
 2002 (4) (7)                           $  8.38      $  0.33        $  0.31       $ (0.31)
 2001 (3) (4)                              8.40           --          (0.02)           --
Class Y
 2002 (4) (7)                           $  8.38      $  0.37        $  0.27       $ (0.38)
 2001 (4)                                  8.92         0.79          (0.59)        (0.74)
 2000 (4)                                  9.09         0.66          (0.14)        (0.69)
 1999 (4)                                  9.27         0.80          (0.25)        (0.73)
 1998 (5)                                 10.00         0.14          (0.75)        (0.12)
--------                                -------      -------        -------       -------
U.S. GOVERNMENT SECURITIES FUND (2)
Class A
 2002 (7)                               $ 11.01      $  0.25        $ (0.21)      $ (0.29)
 2001 (4) (8)                             10.44         0.51           0.60         (0.54)
 2000 (9)                                 10.34         0.53           0.08         (0.51)
 1999                                     10.74         0.54          (0.40)        (0.54)
 1998                                     10.62         0.57           0.12         (0.57)
 1997                                     10.67         0.60          (0.07)        (0.58)
Class B
 2002 (7)                               $ 11.03      $  0.21        $ (0.21)      $ (0.26)
 2001 (4) (8)                             10.45         0.43           0.62         (0.47)
 2000 (9)                                 10.36         0.45           0.08         (0.44)
 1999                                     10.74         0.47          (0.38)        (0.47)
 1998                                     10.61         0.50           0.13         (0.50)
 1997                                     10.66         0.51          (0.05)        (0.51)
Class C
 2002 (7)                               $ 11.00      $  0.23        $ (0.23)      $ (0.27)
 2001 (3) (4)                             10.98         0.05          (0.03)           --
Class S
 2002 (7)                               $ 10.97      $  0.24        $ (0.20)      $ (0.29)
 2001 (4) (8)                             10.40         0.62           0.49         (0.54)
 2000 (9)                                 10.31         0.53           0.07         (0.51)
 1999                                     10.70         0.53          (0.38)        (0.54)
 1998                                     10.58         0.57           0.12         (0.57)
 1997                                     10.64         0.56          (0.04)        (0.58)
Class Y
 2002 (7)                               $ 11.01      $  0.27        $ (0.21)      $ (0.31)
 2001 (4) (8)                             10.44         0.53           0.60         (0.56)
 2000 (9)                                 10.34         0.55           0.08         (0.53)
 1999                                     10.74         0.58          (0.41)        (0.57)
 1998                                     10.62         0.60           0.12         (0.60)
 1997                                     10.67         0.61          (0.05)        (0.61)
--------                                -------      -------        -------       -------

(1)Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2)The financial highlights for the U.S. Government Securities Fund as set forth herein include the historical financial highlights of the Firstar U.S. Government Securities Fund Class A shares, Class B shares, Class Y shares, and Class I shares. The assets of the Firstar U.S. Government Securities Fund were acquired by U.S. Government Securities Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class B shares, Class Y shares, and Class I shares of the Firstar U.S. Government Securities Fund were exchanged for Class A shares, Class B shares, Class S shares, and Class Y shares of U.S. Government Securities Fund, respectively.
(3)Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(4)Per share data calculated using average shares outstanding method.
(5)Commenced operations on July 24, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.
(6)Class of shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(7)For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(8)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31.
(9)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

The accompanying notes are an integral part of the financial statements.

(40      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                               RATIO OF NET
                                                                                    RATIO OF     INVESTMENT
                                                                 RATIO OF NET    EXPENSES TO      INCOME TO
       NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE        AVERAGE
           VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS     NET ASSETS   PORTFOLIO
          END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING     (EXCLUDING    TURNOVER
          PERIOD    RETURN (1)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)        RATE
     -----------  ------------  --------------  -------------  --------------  -------------  -------------  ----------
       $  8.64         7.65%       $ 18,927          1.20%           8.45%          1.28%          8.37%          28%
          8.37         1.99          19,014          1.15            8.62           1.17           8.60           80
          8.91         5.56          21,737          1.15            7.08           1.17           7.06           90
          9.09         5.73          27,768          1.15            8.30           1.21           8.24           40
          9.27        (6.17)         40,270          1.15            8.19           1.30           8.04           61

       $  8.60         7.18%       $  3,701          1.95%           7.64%          2.02%          7.57%          28%
          8.35         1.17           2,426          1.90            7.88           1.91           7.87           80
          8.89         4.83           1,401          1.90            6.20           1.91           6.19           90
          9.07         4.90             788          1.90            7.56           1.96           7.50           40
          9.27        (6.19)            114          1.90            7.44           2.05           7.29           61

       $  8.61         7.29%       $  5,638          1.95%           7.66%          2.02%          7.59%          28%
          8.35         1.04           4,240          1.91            7.89           1.92           7.88           80
          8.90         5.16           1,241          1.65            6.46           1.73           6.38           90
          9.08        (0.28)          1,058          1.55            7.34           1.90           6.99           40

       $  8.71         7.68%       $      1          1.20%           7.87%          1.26%          7.81%          28%
          8.38        (0.24)             --          0.00            0.00           0.00           0.00           80

       $  8.64         7.79%       $156,847          0.95%           8.71%          1.03%          8.63%          28%
          8.38         2.12         155,146          0.90            8.89           0.92           8.87           80
          8.92         5.94         237,730          0.90            7.26           0.91           7.25           90
          9.09         5.96         184,666          0.90            8.56           0.93           8.53           40
          9.27        (6.13)         54,491          0.90            8.44           1.05           8.29           61
       -------        -----        --------          ----            ----           ----           ----           --

       $ 10.76         0.40%       $  9,804          0.95%           4.67%          1.07%          4.55%         121%
         11.01        10.88           7,751          1.04            5.15           1.19           5.00           22
         10.44         6.05           3,644          1.04            5.36           1.15           5.25           23
         10.34         1.37           4,620          0.98            5.15           1.09           5.04           26
         10.74         6.66           4,664          0.97            5.35           1.07           5.25           55
         10.62         5.20           5,181          0.97            5.56           1.07           5.46          100

       $ 10.77        (0.04)%      $  2,909          1.70%           3.90%          1.82%          3.78%         121%
         11.03        10.25           2,039          1.71            4.37           1.86           4.22           22
         10.45         5.27             139          1.74            4.66           1.85           4.55           23
         10.36         0.86             282          1.68            4.47           1.79           4.36           26
         10.74         6.02             149          1.67            4.67           1.77           4.57           55
         10.61         4.47             466          1.67            4.84           1.77           4.74          100

       $ 10.73        (0.03)%      $    824          1.70%           3.91%          1.83%          3.78%         121%
         11.00         0.18             105          0.82            5.26           1.12           4.96           22

       $ 10.72         0.41%       $ 22,137          0.95%           4.65%          1.07%          4.53%         121%
         10.97        10.94          19,092          0.97            6.52           1.15           6.34           22
         10.40         5.96           5,145          1.04            5.36           1.15           5.25           23
         10.31         1.45           8,584          0.98            5.17           1.09           5.06           26
         10.70         6.67           6,140          0.97            5.34           1.07           5.24           55
         10.58         5.10           7,049          0.97            5.52           1.07           5.42          100

       $ 10.76         0.53%       $170,042          0.70%           4.90%          0.82%          4.78%         121%
         11.01        11.14         183,883          0.71            5.37           0.85           5.23           22
         10.44         6.34          53,896          0.74            5.66           1.15           5.25           23
         10.34         1.67          72,483          0.68            5.45           1.09           5.04           26
         10.74         6.98          93,683          0.67            5.64           1.07           5.24           55
         10.62         5.51          72,753          0.67            5.84           1.07           5.44          100
       -------        -----        --------          ----            ----           ----           ----          ---

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      41)

NOTES TO Financial STATEMENTS March 31, 2002 (unaudited)

1 >  ORGANIZATION

     The First American Bond IMMDEX(TM) Fund, Corporate Bond Fund, Fixed Income Fund, High Yield Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Strategic Income Fund, and U.S. Government Securities Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of First American Family of Funds. FAIF currently offers 44 funds, including the Funds included in this report. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     FAIF offers Class A, Class B, Class C, Class S, and Class Y shares. Class A shares of Intermediate Term Bond Fund and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Bond IMMDEX(TM) Fund, Corporate Bond Fund, Fixed Income Fund, High Yield Bond Fund, Strategic Income Fund, and U.S. Government Securities Fund are sold with a front-end sales charge of 4.25%. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge of 1.00% and are subject to a contingent deferred sales charge for 18 months. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors. Class B and Class C shares are not offered by the Intermediate Term Bond Fund or Short Term Bond Fund.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies and strategies. All classes of shares in a Fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by one or more independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying Fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative

(42      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002
     net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales and foreign currency gains (losses).

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of September 30 and October 31.

     As of September 30, 2001, the following Funds had capital loss carryforwards (CLC) (000):

                                            POST         CLC
                                         OCTOBER       AMOUNT    EXPIRATION DATE
     ---------------------------------------------------------------------------
     Corporate Bond Fund                $    4       $28,131      2005-2007
     Fixed Income Fund*                     --        48,075      2002-2008
     High Yield Bond Fund                   --            30           2009
     Intermediate Term Bond Fund*        1,259        17,585      2002-2008
     Short Term Bond Fund*                  --         8,335      2002-2008
     Strategic Income Fund*              6,185        21,721      2002-2009
     U.S. Government Securities Fund        --         5,047      2003-2007
     ---------------------------------------------------------------------------
     *In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryover is limited in the Fixed Income Fund, Intermediate Term Bond Fund, Short Term Bond Fund and Strategic Income Fund to $20,311,000, $2,720,000, $14,032,288 and $6,352,310, respectively per year.

     FOREIGN CURRENCY TRANSLATION - The books and records of the Strategic Income Fund are maintained in U.S. dollars on the following bases:

     o market value of investment securities, assets, and liabilities at the current rate of exchange; and

     o purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Strategic Income Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Strategic Income Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

     The Strategic Income Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities, or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. At March 31, 2002, Fixed Income Fund, Strategic Income Fund, and U.S. Government Securities Fund had outstanding when-issued commitments with a value of $59,062,405, $2,001,719, and $10,222,856, respectively.

     In connection with the ability to purchase securities on a when-issued basis, the Fixed Income Fund, Intermediate Term Bond Fund, and Strategic Income Fund may enter into dollar rolls in which the Fund sells securities purchased on a forward commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity) but not identical securities on a specified future date. Dollar rolls are considered a

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      43)

NOTES TO Financial STATEMENTS March 31, 2002 (unaudited)

     form of leverage. As an inducement to "roll over" its purchase commitments, the Fund receives negotiated fees. For the six months ended March 31, 2002, the fees earned by each Fund are as follows (000):

                                     FEE INCOME EARNED
     -------------------------------------------------
     Fixed Income Fund                     $549
     Strategic Income Fund                   50
     -------------------------------------------------

     ILLIQUID OR RESTRICTED SECURITIES - As of March 31, 2002, investments in securities in the Bond IMMDEX(TM) Fund, Corporate Bond Fund, Fixed Income Fund, High Yield Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Strategic Income Fund included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.

     At March 31, 2002, the aggregate value of illiquid or restricted securities subject to this limitation in the Bond IMMDEX(TM) Fund, Corporate Bond Fund, Fixed Income Fund, High Yield Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Strategic Income Fund was $2,580,000, $13,233,784, $7,912,560, $6,224,360, $3,415,961, $82,974 and $11,637,987,
     respectively. This represents 0.3%, 5.6%, 0.6%, 12.0%, 0.4%, 0.0%, and
     6.3%, of the Bond IMMDEX(TM) Fund, Corporate Bond Fund, Fixed Income Fund, High Yield Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Strategic Income Fund's net assets, respectively.

     Information concerning restricted securities is as follows:

                              BOND IMMDEX(TM) FUND

                                                    DATES
     SECURITY                           PAR      ACQUIRED     COST BASIS
     -------------------------------------------------------------------
     Duty Free International     $6,450,000          7/99     $6,422,846
     -------------------------------------------------------------------


                               CORPORATE BOND FUND

                                                    DATES
     SECURITY                           PAR      ACQUIRED    COST BASIS
     ------------------------------------------------------------------
     Aircraft Finance Trust     $ 1,000,000          2/00    $  919,991
     Burlington Resources         2,950,000          1/02     2,923,745
     Devon Financing              2,950,000         12/01     2,846,260
     Harman International         1,950,000          2/02     1,934,673
     Impac Secured Assets CMN
      Owner Trust                 1,691,000         11/01     1,695,676
     Juniper                      1,000,000         11/01     1,000,000
     Weyerhauser                  1,950,000         11/01     1,954,587
     ------------------------------------------------------------------


                                FIXED INCOME FUND

                                                   DATES
     SECURITY                           PAR     ACQUIRED      COST BASIS
     -------------------------------------------------------------------
     Ohio Valley Electric        $8,000,000        12/01      $8,000,000
     -------------------------------------------------------------------


                              HIGH YIELD BOND FUND

                                                          DATES
     SECURITY                                 PAR      ACQUIRED    COST BASIS
     ------------------------------------------------------------------------
     Corus Entertainment               $  500,000          2/02    $  495,930
     Coventry Health Care                 750,000          1/02       750,000
     Echostar DBS                       1,000,000         12/01     1,004,779
     Hanger Orthopedic                    350,000          2/02       355,553
     Meristar Hospitality                 500,000          1/02       490,625
     Owens-Brockway Glass Container     1,000,000          1/02     1,000,000
     Panamsat                           1,000,000          1/02     1,000,000
     Paxson Communications                750,000          1/02       478,129
     Six Flags                            500,000          2/02       500,000
     ------------------------------------------------------------------------


                           INTERMEDIATE TERM BOND FUND

                                                      DATES
     SECURITY                              PAR     ACQUIRED      COST BASIS
     ----------------------------------------------------------------------
     Impac Secured Assets CMN
      Owner Trust                   $3,382,139         2/01      $3,391,342
     ----------------------------------------------------------------------


                              SHORT TERM BOND FUND

                                                           DATES
     SECURITY                                PAR        ACQUIRED    COST BASIS
     -----------------------------   -----------   -------------   -----------
     Auto Bond Receivables Trust        $106,397     11/98-11/00      $106,396
     Patten                               94,828       7/95-9/00        94,129
     -------------------------------------------------------------------------


                              STRATEGIC INCOME FUND

                                                             DATES
     SECURITY                                  PAR        ACQUIRED    COST BASIS
     ---------------------------------------------------------------------------
     Aircraft Finance Trust             $1,000,000            2/00    $  924,777
     Bluewater Finance                   1,300,000            2/02     1,280,110
     Bulgaria Government                   994,700            6/01       790,462
     Diamond Brands Operating               50,000            4/98        50,000
     Echostar DBS                        1,000,000           12/01     1,004,779
     Glenoit                               100,000       3/97-8/97       101,991
     Ingles Markets                        500,000            2/02       500,000
     Mellon Residential Funding          1,000,000            5/01     1,000,000
     Meristar Hospitality                  500,000            1/02       490,625
     Owens-Brockway Glass Container      1,000,000            1/02     1,000,000
     Pegasus Communications PFD            172,129           10/97       110,500
     Petroplus Funding                   2,750,000      10/00-2/01     2,454,220
     Republic of Peru                    1,887,000            2/02     1,844,203
     ---------------------------------------------------------------------------

(44      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Bond IMMDEX(TM) Fund, Intermediate Term Bond Fund, and U.S. Government Securities Fund, prior to September 24, 2001, is that of Firstar Bond IMMDEX(TM) Fund, Firstar Intermediate Bond Fund, and Firstar U.S. Government Securities Fund, respectively.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc., formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor") manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets.

     The fee for each Fund is equal to an annual rate as presented below applied to the Fund's average daily net assets.

     ---------------------------------------------
     Bond IMMDEX(TM) Fund                    0.30%
     Corporate Bond Fund                     0.70
     Fixed Income Fund                       0.50
     High Yield Bond Fund                    0.70
     Intermediate Term Bond Fund             0.50
     Short Term Bond Fund                    0.50
     Strategic Income Fund                   0.70
     U.S. Government Securities Fund         0.50
     ---------------------------------------------

     The Advisor contractually waived fees during the current fiscal year so that total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     SUB-ADVISOR FEES - Federated Global Research Corp., a subsidiary of Federated Investors, Inc. ("Federated") serves as sub-advisor to the Strategic Income Fund under an agreement with the Advisor (the "Sub-Advisory Agreement"). For its services under the Sub-Advisory Agreement, Federated is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.20% of the first $25 million of the Fund's average daily net assets, 0.165% of the Fund's average daily net assets in excess of $25 million up to $50 million, 0.13% of the Fund's average daily net assets in excess of $50 million up to $100 million and 0.105% of the Fund's average daily net assets in excess of $100 million.

     ADMINISTRATION FEES - U.S. Bancorp Asset Management, Inc. ("USBAM"), and U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC ("USBFS"), (the "Administrators") serve as co-administrators pursuant to a Co-Administration Agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank") and USBFS is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators are compensated to provide, or, compensate other entities to provide services to the Funds. These services include: various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% on the next $17 billion of aggregate average daily net assets, 0.22% on the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. In addition, the Funds pay the Administrators annual fees of $18,500 per class for transfer agent services.

     For the six months ended March 31, 2002, administration fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows
     (000):

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      45)

NOTES TO Financial STATEMENTS March 31, 2002 (unaudited)

                                         USBAM    USBFS
     ---------------------------------------------------
     Bond IMMDEX(TM) Fund               $  674      $153
     Corporate Bond Fund                   206        47
     Fixed Income Fund                   1,292       294
     High Yield Bond Fund                   41         9
     Intermediate Term Bond Fund           832       189
     Short Term Bond Fund                  382        87
     Strategic Income Fund                 160        36
     U.S. Government Securities Fund       183        42
     ---------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian (the "Custodian"). The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly. The Custodian is also reimbursed for any out-of-pocket expenses incurred while providing services to the Funds.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, served as the distributor of the Funds for the six months ended March 31, 2002. Under the distribution plan, each of the Funds pay Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and 1.00% of the Class C shares, which may be used by Quasar to provide compensation for sales support and distribution activities. FAIF has also adopted and entered into a shareholder service plan and agreement with Quasar. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. The Distributor is currently waiving fees equal to 0.10% of average daily net assets for Class A and Class S shares in the Intermediate Term Bond Fund and Short Term Bond Fund. No distribution fees are paid by Class Y shares.

     Under these agreements, Quasar paid the following amounts to affiliates of U.S. Bank for the six months ended March 31, 2002 (000):

                                                       U.S. BANCORP    U.S. BANK
                                        U.S. BANK     PIPER JAFFRAY        TRUST
     ---------------------------------------------------------------------------
     Bond IMMDEX(TM) Fund                    $103            $ 6             $16
     Corporate Bond Fund                       39              6               5
     Fixed Income Fund                         68             68              25
     High Yield Bond Fund                       3             39              --
     Intermediate Term Bond Fund               20             14               5
     Short Term Bond Fund                      52             16               1
     Strategic Income Fund                      5             12              --
     U.S. Government Securities Fund           17              1              23
     ---------------------------------------------------------------------------

     TRANSFER AGENT FEES - USBFS is the transfer agent and dividend disbursement agent of FAIF, pursuant to the Co-Administration Agreement. Transfer agent fees of $7,388,661 in aggregate were paid to the Administrators for the six months ended March 31, 2002, for the First American Family of Funds.

     For the six months ended March 31, 2002, transfer agent fees paid to the Administrators for the Funds included in this semiannual report were as follows (000):

                                          ADMINISTRATORS
     ---------------------------------------------------
     Bond IMMDEX(TM) Fund                      $ 90
     Corporate Bond Fund                         69
     Fixed Income Fund                          158
     High Yield Bond Fund                        66
     Intermediate Term Bond Fund                 54
     Short Term Bond Fund                       105
     Strategic Income Fund                       76
     U.S. Government Securities Fund             57
     ---------------------------------------------------

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, fund accounting fees, administrator fees and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the six months ended March 31, 2002, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on redemptions made in Class B shares for the first six years. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                              CONTINGENT DEFERRED SALES CHARGE
                                     AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE              AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------
       First                                5.00%
       Second                               5.00%
       Third                                4.00%
       Fourth                               3.00%
       Fifth                                2.00%
       Sixth                                1.00%
       Seventh                              0.00%
       Eighth                               0.00%
     ---------------------------------------------------------

(46      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2002, sales charges for distributing the First American Family of Funds' shares were paid to Quasar.




                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      47)

NOTES TO Financial STATEMENTS March 31, 2002 (unaudited)

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                                             BOND IMMDEX(TM)                   CORPORATE
                                                                                        FUND                   BOND FUND
                                                      -------------------------------------- ---------------------------
                                                              10/1/01     11/1/00    11/1/99         10/1/01     10/1/00
                                                                   to          to         to              to          to
                                                              3/31/02     9/30/01   10/31/00         3/31/02     9/30/01
                                                      --------------- ----------- ---------- --------------- -----------
                                                         (unaudited)                            (unaudited)
Class A:
 Shares issued                                                    273         827        308             153         346
 Shares issued in lieu of cash distributions                       75         127        163              23          20
 Shares redeemed                                                 (329)       (930)      (979)           (162)        (85)
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          --         --              --         623
-----------------------------------------------------      ----------        ----       ----      ----------         ---
TOTAL CLASS A TRANSACTIONS                                         19          24       (508)             14         904
=====================================================      ==========        ====       ====      ==========         ===
Class B:
 Shares issued                                                    141         199         64              98         135
 Shares issued in lieu of cash distributions                        8           7          4              41           8
 Shares redeemed                                                  (29)        (12)       (38)           (186)        (18)
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          --         --              --       2,131
-----------------------------------------------------      ----------        ----       ----      ----------       -----
TOTAL CLASS B TRANSACTIONS                                        120         194         30             (47)      2,256
=====================================================      ==========        ====       ====      ==========       =====
Class C:
 Shares issued                                                     20           2         --             109         568
 Shares issued in lieu of cash distributions                       --          --         --              14          29
 Shares redeemed                                                   (1)         --         --            (119)        (89)
-----------------------------------------------------      -----------       ----       ----      ----------       -----
TOTAL CLASS C TRANSACTIONS                                         19           2         --               4         508
=====================================================      ==========        ====       ====      ==========       =====
Class S:
 Shares issued                                                    283         387         --             199         123
 Shares issued in lieu of cash distributions                       12           5         --              12          --
 Shares redeemed                                                  (89)        (38)        --            (133)         --
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          --         --              --         201
-----------------------------------------------------      ----------        ----       ----      ----------       -----
TOTAL CLASS S TRANSACTIONS                                        206         354         --              78         324
=====================================================      ==========        ====       ====      ==========       =====
Class Y:
 Shares issued                                                  5,858       8,955      6,901           3,853       5,333
 Shares issued in lieu of cash distributions                      423         671        736              65         130
 Shares redeemed                                               (4,563)     (4,864)    (5,692)         (1,987)     (5,766)
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          --         --              --       9,859
-----------------------------------------------------      ----------      ------     ------      ----------      ------
TOTAL CLASS Y TRANSACTIONS                                      1,718       4,762      1,945           1,931       9,556
=====================================================      ==========      ======     ======      ==========      ======
 NET INCREASE (DECREASE) IN CAPITAL SHARES                      2,082       5,336      1,467           1,980      13,548
=====================================================      ==========      ======     ======      ==========      ======


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                     FIXED INCOME                   HIGH YIELD
                                                                             FUND                    BOND FUND
                                                      --------------------------- ----------------------------
                                                              10/1/01     10/1/00         10/1/01  8/30/01 (1)
                                                                   to          to              to           to
                                                              3/31/02     9/30/01         3/31/02      9/30/01
                                                      --------------- ----------- --------------- ------------
                                                         (unaudited)                 (unaudited)
Class A:
 Shares issued                                                  2,122       5,029           5,746           17
 Shares issued in lieu of cash distributions                      189         400             153           --
 Shares redeemed                                               (2,452)     (5,682)         (2,076)          --
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --         393              --           --
-----------------------------------------------------      ----------      ------      ----------           --
TOTAL CLASS A TRANSACTIONS                                       (141)        140           3,823           17
=====================================================      ==========      ======      ==========           ==
Class B:
 Shares issued                                                    201         399              40            4
 Shares issued in lieu of cash distributions                       27          51               1           --
 Shares redeemed                                                 (156)       (269)             (2)          --
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          67              --           --
-----------------------------------------------------      ----------      ------      ----------           --
TOTAL CLASS B TRANSACTIONS                                         72         248              39            4
=====================================================      ==========      ======      ==========           ==
Class C:
 Shares issued                                                    367         596             314          486
 Shares issued in lieu of cash distributions                       17          11              23            1
 Shares redeemed                                                 (126)        (30)            (57)         (84)
-----------------------------------------------------      ----------      ------      ----------          ---
TOTAL CLASS C TRANSACTIONS                                        258         577             280          403
=====================================================      ==========      ======      ==========          ===
Class S:
 Shares issued                                                    493           2              --           --
 Shares issued in lieu of cash distributions                       74          --              --           --
 Shares redeemed                                                 (770)        (90)             --           --
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --       3,173              --           --
-----------------------------------------------------      ----------      ------      ----------          ---
TOTAL CLASS S TRANSACTIONS                                       (203)      3,085              --           --
=====================================================      ==========      ======      ==========          ===
Class Y:
 Shares issued                                                 11,161      23,592             272          888
 Shares issued in lieu of cash distributions                      908       2,004              43            4
 Shares redeemed                                              (21,331)    (48,136)            (13)          --
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --      21,336              --           --
-----------------------------------------------------      ----------     -------      ----------          ---
TOTAL CLASS Y TRANSACTIONS                                     (9,262)     (1,204)            302          892
=====================================================      ==========     =======      ==========          ===
 NET INCREASE (DECREASE) IN CAPITAL SHARES                     (9,276)      2,846           4,444        1,316
=====================================================      ==========     =======      ==========        =====

(1) Commencement of operations.

(48      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                           INTERMEDIATE TERM                  SHORT TERM
                                                                                   BOND FUND                   BOND FUND
                                                      -------------------------------------- ---------------------------
                                                              10/1/01     11/1/00    11/1/99         10/1/01     10/1/00
                                                                   to          to         to              to          to
                                                              3/31/02     9/30/01   10/31/00         3/31/02     9/30/01
                                                      --------------- ----------- ---------- --------------- -----------
                                                         (unaudited)                            (unaudited)
Class A:
 Shares issued                                                  1,723       1,246        281           2,049       1,772
 Shares issued in lieu of cash distributions                      117         100        123             226         319
 Shares redeemed                                               (1,646)     (1,172)    (1,040)         (1,564)     (2,205)
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --       3,083         --              --       4,912
-----------------------------------------------------      ----------      ------     ------      ----------      ------
TOTAL CLASS A TRANSACTIONS                                        194       3,257       (636)            711       4,798
=====================================================      ==========      ======     ======      ==========      ======
Class B:
 Shares issued                                                     --          49         16              --          --
 Shares issued in lieu of cash distributions                       --           2          1              --          --
 Shares redeemed                                                   --         (80)        (9)             --          --
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          --         --              --          --
-----------------------------------------------------      ----------      ------     ------      ----------      ------
TOTAL CLASS B TRANSACTIONS                                         --         (29)         8              --          --
=====================================================      ==========      ======     ======      ==========      ======
Class C:
 Shares issued                                                     --          --         --              --          --
 Shares issued in lieu of cash distributions                       --          --         --              --
 Shares redeemed                                                   --          --         --              --          --
-----------------------------------------------------      ----------      ------     ------      ----------      ------
TOTAL CLASS C TRANSACTIONS                                         --          --         --              --          --
=====================================================      ==========      ======     ======      ==========      ======
Class S:
 Shares issued                                                    214          95         --              71           4
 Shares issued in lieu of cash distributions                        3          --         --               1          --
 Shares redeemed                                                  (16)        (25)        --              (2)         --
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          --         --              --          31
-----------------------------------------------------      ----------      ------     ------      ----------      ------
TOTAL CLASS S TRANSACTIONS                                        201          70         --              70          35
=====================================================      ==========      ======     ======      ==========      ======
Class Y:
 Shares issued                                                 13,317      16,636     20,711          12,538       3,179
 Shares issued in lieu of cash distributions                      787         901      1,053             290         199
 Shares redeemed                                              (10,425)    (12,060)    (9,506)         (5,675)     (3,209)
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --      39,995         --              --      17,529
-----------------------------------------------------      ----------     -------     ------      ----------      ------
TOTAL CLASS Y TRANSACTIONS                                      3,679      45,472     12,258           7,153      17,698
=====================================================      ==========     =======     ======      ==========      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                       4,074      48,770     11,630           7,934      22,531
=====================================================      ==========     =======     ======      ==========      ======


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                        STRATEGIC                         U.S. GOVERNMENT
                                                                      INCOME FUND                         SECURITIES FUND
                                                      --------------------------- ---------------------------------------
                                                              10/1/01     10/1/00         10/1/01     11/1/00     12/1/99
                                                                   to          to              to          to          to
                                                              3/31/02     9/30/01         3/31/02     9/30/01    10/31/00
                                                      --------------- ----------- --------------- ----------- -----------
                                                         (unaudited)                 (unaudited)
Class A:
 Shares issued                                                    118         839             242         225           5
 Shares issued in lieu of cash distributions                       57         114              18          20          16
 Shares redeemed                                                 (254)     (1,121)            (53)       (141)       (119)
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          --              --         251          --
-----------------------------------------------------      ----------      ------      ----------        ----        ----
TOTAL CLASS A TRANSACTIONS                                        (79)       (168)            207         355         (98)
=====================================================      ==========      ======      ==========        ====        ====
Class B:
 Shares issued                                                    143         209             105          58           1
 Shares issued in lieu of cash distributions                        8          11               5           5           1
 Shares redeemed                                                  (12)        (87)            (25)        (23)        (16)
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          --              --         132          --
-----------------------------------------------------      ----------      ------      ----------        ----        ----
TOTAL CLASS B TRANSACTIONS                                        139         133              85         172         (14)
=====================================================      ==========      ======      ==========        ====        ====
Class C:
 Shares issued                                                    159         428              67          10          --
 Shares issued in lieu of cash distributions                       19          17               1          --          --
 Shares redeemed                                                  (31)        (76)             (1)         --          --
-----------------------------------------------------      ----------      ------      -----------       ----        ----
TOTAL CLASS C TRANSACTIONS                                        147         369              67          10          --
=====================================================      ==========      ======      ==========        ====        ====
Class S:
 Shares issued                                                     15          --             649       1,492         253
 Shares issued in lieu of cash distributions                       --          --              55          38          36
 Shares redeemed                                                  (15)         --            (379)       (284)       (627)
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          --              --          --          --
-----------------------------------------------------      ----------      ------      ----------       -----        ----
TOTAL CLASS S TRANSACTIONS                                         --          --             325       1,246        (338)
=====================================================      ==========      ======      ==========       =====        ====
Class Y:
 Shares issued                                                  2,137       5,129           1,218       2,479       1,790
 Shares issued in lieu of cash distributions                      163         424              74         174          28
 Shares redeemed                                               (2,665)    (13,690)         (2,190)     (5,212)     (3,662)
 Shares issued in connection with the acquisition of
   Fund net assets                                                 --          --              --      14,096          --
-----------------------------------------------------      ----------     -------      ----------      ------      ------
TOTAL CLASS Y TRANSACTIONS                                       (365)     (8,137)           (898)     11,537      (1,844)
=====================================================      ==========     =======      ==========      ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                        (158)     (7,803)           (214)     13,320      (2,294)
=====================================================      ==========     =======      ==========      ======      ======

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      49)

NOTES TO Financial STATEMENTS March 31, 2002 (unaudited)

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2002, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                 U.S. GOVERNMENT            OTHER INVESTMENT
                                    SECURITIES                 SECURITIES
     ---------------------------------------------------------------------------
                              PURCHASES       SALES      PURCHASES       SALES
     ---------------------------------------------------------------------------
     Bond IMMDEX(TM) Fund     $ 83,458      $ 45,213     $ 63,358      $ 44,239
     Corporate Bond Fund        41,770        41,381      126,868       105,306
     Fixed Income Fund         419,284       565,645      145,310       140,128
     High Yield
      Bond Fund                  6,631         9,721       56,100        12,864
     Intermediate Term
      Bond Fund                 84,021        35,158       43,858        51,316
     Short Term
      Bond Fund                114,116        91,919      143,217        87,563
     Strategic Income Fund       3,431         8,068       44,713        55,902
     U.S. Government
      Securities Fund          213,333       236,642       21,145         4,335
     --------------------------------------------------------------------------

     At March 31, 2002, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2002, is as follows (000):

                               AGGREGATE GROSS    AGGREGATE GROSS
                                  APPRECIATION     (DEPRECIATION)           NET
     --------------------------------------------------------------------------
     Bond IMMDEX(TM) Fund         $25,607           $ (17,177)       $  8,430
     Corporate Bond Fund            2,199              (6,306)         (4,107)
     Fixed Income Fund             26,008             (16,164)          9,844
     High Yield
      Bond Fund                       910              (1,491)           (581)
     Intermediate Term
      Bond Fund                    20,571             (12,237)          8,334
     Short Term Bond Fund           4,196              (3,226)            970
     Strategic Income Fund          6,804             (10,126)         (3,322)
     U.S. Government
      Securities Fund               1,964              (1,848)            116
     --------------------------------------------------------------------------

6 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, certain Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 2002, the collateral held at March 31, 2002, with respect to such loans, and income generated during the six months ended March 31, 2002, from the program were as follows (000):

                                      MARKET VALUE OF            INCOME RECEIVED
     FUND                           LOANED SECURITIES    FROM SECURITIES LENDING
     ---------------------------------------------------------------------------
     Bond IMMDEX(TM) Fund                $349,395                  $179
     Corporate Bond Fund                   20,126                    12
     Fixed Income Fund                    411,397                   246
     Intermediate Term Bond Fund          410,332                   201
     Short Term Bond Fund                 106,327                    73
     ---------------------------------------------------------------------------


             MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
     ---------------------------------------------------------------------------
                                                         OTHER FIXED
                              REPURCHASE   MONEY MARKET       INCOME
     FUND                     AGREEMENTS    INSTRUMENTS   SECURITIES       TOTAL
     ---------------------------------------------------------------------------
     Bond IMMDEX(TM) Fund   $175,588         $36,091    $144,469     $356,148
     Corporate Bond
       Fund                   10,191           2,095       8,385       20,671
     Fixed Income Fund       202,707          41,665     166,782      411,153
     Intermediate Term
       Bond Fund             206,651          42,475     170,027      419,153
     Short Term
       Bond Fund              53,629          11,023      44,124      108,776
     ---------------------------------------------------------------------------

(50      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     Effective January 1, 2002, USBAM began serving as the securities lending agent for the Funds. Prior to that date, U.S. Bank served as the securities lending agent for the Funds. The securities lending agent acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, USBAM/U.S. Bank received $1,543,087 in aggregate securities lending fees for the six months ended March 31, 2002, for the First American Family of Funds. For the six months ended March 31, 2002, securities lending fees for the Funds included in this semi-annual report were as follows (000):

     -------------------------------------
     Bond IMMDEX(TM) Fund             $114
     Corporate Bond Fund                 8
     Fixed Income Fund                 145
     Intermediate Term Bond Fund       130
     Short Term Bond Fund               35
     -------------------------------------

7 >  CONCENTRATION OF RISKS

     The Strategic Income Fund is subject to special risks associated with investing in foreign securities and to a decline in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. The Strategic Income Fund is also subject to risks associated with investing in securities issued by issuers in emerging market countries. Because of the special risks associated with foreign investing, the Strategic Income Fund may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

     Strategic Income Fund and the High Yield Bond Fund invest in lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's) corporate and foreign debt obligations, which are commonly referred to as "junk bonds". Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

     The rating of long-term securities as a percentage of total value of investments at March 31, 2002, is as follows:

     STANDARD & POOR'S/        STRATEGIC    HIGH YIELD
     MOODY'S RATINGS         INCOME FUND     BOND FUND
     -------------------------------------------------
       AAA/Aaa                   33%             3%
       AA/Aa                      1             --
       A/A                        3             --
       BBB/Baa                    3             10
       BB/Ba                     26             33
       B/B                       31             53
       CCC/Caa                    2              1
       NR                         1             --
     -------------------------------------------------
                                100%           100%

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      51)

NOTES TO Financial STATEMENTS March 31, 2002 (unaudited)

8 >  FUND MERGERS

     On August 31, 2001, shareholders of FAIF approved the Agreement and Plan of Reorganization recommended by the Board of Directors, providing for the acquisition of Firstar Funds, Inc. On September 24, 2001, certain portfolios of FAIF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers of certain Funds included in this semiannual report (000):

     ACQUIRED FUND                                 ACQUIRING FUND
     --------------------------------------------------------------------------------------------------
     Firstar Short Term Bond Fund                  First American Short Term Bond Fund (1)
      Class A                                       Class A
      Class Y                                       Class S
      Institutional Class                           Class Y
     Firstar Intermediate Bond Fund (1)            First American Intermediate Term Bond Fund
      Class A                                       Class A
      Institutional Class                           Class Y
     Firstar Aggregate Bond Fund                   First American Fixed Income Fund (1)
      Class A                                       Class A
      Class B                                       Class B
      Class Y                                       Class S
      Institutional Class                           Class Y
     Firstar Bond IMMDEX(TM) Fund (1)              First American Bond IMMDEX(TM) Fund (2)
      Class A                                       Class A
      Class B                                       Class B
      Class Y                                       Class S
      Institutional Class                           Class Y
     Firstar U.S. Government Securities Fund (1)   First American U.S. Government Securities Fund (2)
      Class A                                       Class A
      Class B                                       Class B
      Class Y                                       Class S
      Institutional Class                           Class Y
     Firstar Strategic Income Fund                 First American Corporate Bond Fund (1)
      Class A                                       Class A
      Class B                                       Class B
      Class C                                       Class C
      Institutional Class                           Class Y
     --------------------------------------------------------------------------------------------------


[WIDE TABLE CONTINUED FROM ABOVE]

                                                              ACQUIRED  SHARES ISSUED TO
                                                            FUND'S NET   SHAREHOLDERS OF   ACQUIRING FUND     COMBINED   TAX STATUS
     ACQUIRED FUND                                              ASSETS     ACQUIRED FUND       NET ASSETS   NET ASSETS  OF TRANSFER
     ------------------------------------------------------------------------------------------------------------------------------
     Firstar Short Term Bond Fund                      $  230,274 (3)                       $  181,426     $  411,700   Non-taxable
      Class A                                                                 4,912
      Class Y                                                                    31
      Institutional Class                                                    17,529
     Firstar Intermediate Bond Fund (1)                $  381,127 (4)                       $  553,802     $  934,929   Non-taxable
      Class A                                                                 3,042
      Institutional Class                                                    36,748
     Firstar Aggregate Bond Fund                       $  281,309 (5)                       $1,256,927     $1,538,236   Non-taxable
      Class A                                                                   393
      Class B                                                                    67
      Class Y                                                                 3,173
      Institutional Class                                                    21,336
     Firstar Bond IMMDEX(TM) Fund (1)                  $  752,066                           $       --     $  752,066   Non-taxable
      Class A                                                                 2,993
      Class B                                                                   285
      Class Y                                                                   322
      Institutional Class                                                    23,377
     Firstar U.S. Government Securities Fund (1)       $  212,343                           $       --     $  212,343   Non-taxable
      Class A                                                                   703
      Class B                                                                   174
      Class Y                                                                 1,476
      Institutional Class                                                    17,019
     Firstar Strategic Income Fund                     $  127,046 (6)                       $   95,071     $  222,117   Non-taxable
      Class A                                                                 3,380
      Class B                                                                 1,293
      Class C                                                                 4,893
      Institutional Class                                                    85,505
     ------------------------------------------------------------------------------------------------------------------------------

     (1) Accounting survivor
     (2) Shell portfolio
     (3) Includes capital loss carryovers and unrealized appreciation in the amount of $3,259 and $7,180, respectively.
     (4) Includes capital loss carryovers and unrealized appreciation in the amount of $18,090 and $14,167, respectively.
     (5) Includes capital loss carryovers and unrealized appreciation in the amount of $3,378 and $9,475, respectively.
     (6) Includes capital loss carryover and unrealized depreciation in the amount of $28,214 and $68, respectively.

     On November 27, 2000, the Class A and Class B shares of the Firstar Stellar U.S. Government Income Fund and the Class A, Class B, Class Y and Institutional Class shares of the Mercantile U.S. Government Securities Portfolio were merged into a Firstar U.S. Government Securities Fund shell portfolio. The value of assets transferred at the time of the tax-free merger was $150,558 for the Firstar Stellar U.S. Government Income Fund and $62,369 for the Mercantile U.S. Government Securities Portfolio. Shares issued to shareholders of the Firstar Stellar U.S. Government Income Fund were 14,341 and 132 shares for Class A and Class B, respectively. Net assets at the time of the merger for Firstar Stellar U.S. Government Income Fund included capital loss carryovers and unrealized depreciation of $4,134 and $370, respectively.

     On November 27, 2000, the Class A, Institutional Class and Trust Class shares of the Mercantile Intermediate Corporate Bond Portfolio were merged into Class A, Class Y and Class I shares of the Firstar Intermediate Bond Market Fund, respectively. The value of assets transferred at the time of the tax-free merger was $33,573 for the Mercantile Intermediate Corporate Bond Portfolio. Shares issued to shareholders of the Mercantile Intermediate Corporate Bond Portfolio were 41, 4, and 3,248 shares for Class A, Class Y and Class I, respectively.

(52      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

BOARD OF DIRECTORS First American Investment Funds, Inc.



ROBERT DAYTON
Director of First American Investment Funds, Inc.
Retired; former Chief Executive Officer of Okabena Company


ROGER GIBSON
Director of First American Investment Funds, Inc.
Vice President of North America-Mountain Region for United Airlines


ANDREW HUNTER III
Director of First American Investment Funds, Inc.
Chairman of Hunter, Keith Industries, Inc.


LEONARD KEDROWSKI
Director of First American Investment Funds, Inc.
Owner and President of Executive Management Consulting, Inc.


JOHN MURPHY JR.
Director of First American Investment Funds, Inc.
Executive Vice President of U.S. Bancorp


RICHARD RIEDERER
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel


JOSEPH STRAUSS
Director of First American Investment Funds, Inc.
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company


VIRGINIA STRINGER
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.


JAMES WADE
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INVESTMENT ADVISOR AND ADMINISTRATOR

         U.S. BANCORP ASSET MANAGEMENT, INC.,
         A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
         800 Nicollet Mall
         Minneapolis, Minnesota 55402

CUSTODIAN

         U.S. BANK NATIONAL ASSOCIATION
         180 East Fifth Street
         St. Paul, Minnesota 55101

DISTRIBUTOR

         QUASAR DISTRIBUTORS, LLC
         615 East Michigan Street, 2nd floor
         Milwaukee, WI 53202

INDEPENDENT AUDITORS

         ERNST & YOUNG LLP
         1400 Pillsbury Center
         200 South Sixth Street
         Minneapolis, Minnesota 55402

COUNSEL

         DORSEY & WHITNEY LLP
         50 South Sixth Street
         Minneapolis, Minnesota 55402






--------------------------------------------------------------------------------
                                                                   Bulk Rate
FIRST AMERICAN FUNDS                                              U.S. Postage
P.O. Box 1330                                                         PAID
Minneapolis, MN 55440-1330                                          Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2100-02     5/2002     BONDSAR